As filed with the Securities and Exchange
                        Commission on August 28, 2012


                                                             File Nos. 333-51938
                                                                       811-10221

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         ______________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.


                       Post-Effective Amendment No. 20       X


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 21              X
                        _______________________________


                            AllianceBernstein Trust
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas,New York, New York 10105
               (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code:(800) 221-5672

                        ________________________________

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)


                          Copies of Communications to:
                               Kathleen K. Clarke
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)


      [_]   immediately upon filing pursuant to paragraph (b)
      [ ]   on (date) pursuant to paragraph (b)
      [X]   60 days after filing pursuant to paragraph (a)(1)
      [_]   on (date) pursuant to paragraph (a)(1)
      [_]   75 days after filing pursuant to paragraph (a)(2)
      [_]   on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

      [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment No. 20 relates solely to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Discovery Value Fund, formerly, AllianceBernstein Small/Mid Cap Value Fund. No information in the Registrant's Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Global Value Fund, AllianceBernstein International Value Fund and AllianceBernstein Value Fund is amended or superseded.

DISCOVERY VALUE RETAIL AND RETIREMENT SHARES -- (A, B, C, R, K, I AND ADVISOR CLASS SHARES)

PROSPECTUS | November 1, 2012

AllianceBernstein Discovery Value Fund
(Shares Offered--Exchange Ticker Symbol)

(Class A-ABASX; Class B-ABBSX; Class C-ABCSX; Advisor Class-ABYSX; Class R-ABSRX; Class K-ABSKX; Class I-ABSIX)







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


                                       AB
                               ALLIANCEBERNSTEIN


--------------------------------------------------------------------------------

Investment Products Offered

 >  Are Not FDIC Insured
 >  May Lose Value
 >  Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page


SUMMARY INFORMATION.........................................................[_]

   AllianceBernstein Discovery Value Fund...................................[_]

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS...............[_]

INVESTING IN THE FUND.......................................................[_]

   How to Buy Shares........................................................[_]
   The Different Share Class Expenses.......................................[_]
   Sales Charge Reduction Programs for Class A Shares.......................[_]
   CDSC Waivers and Other Programs..........................................[_]
   Choosing a Share Class...................................................[_]
   Payments to Financial Advisors and Their Firms...........................[_]
   How to Exchange Shares...................................................[_]
   How to Sell or Redeem Shares.............................................[_]
   Frequent Purchases and Redemptions of Fund Shares........................[_]
   How the Fund Values Its Shares...........................................[_]

MANAGEMENT OF THE FUND......................................................[_]

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................[_]

GENERAL INFORMATION.........................................................[_]

GLOSSARY....................................................................[_]

FINANCIAL HIGHLIGHTS........................................................[_]


APPENDIX A--HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION................. A-1

SUMMARY INFORMATION
--------------------------------------------------------------------------------


AllianceBernstein Discovery Value Fund
( formerly AllianceBernstein Small/Mid Cap Value Fund)
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page [___] of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page [___] of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)


                                                 Class B Shares
                                                 (not currently
                                                    offered                        Advisor        Class
                                    Class A          to new          Class C        Class       R, K, and
                                    Shares         investors)        Shares        Shares        I Shares
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     4.25%            None            None          None           None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price or
redemption proceeds, whichever
is lower)                            None           4.00%(a)        1.00%(b)        None           None
-------------------------------------------------------------------------------------------------------------
Exchange Fee                         None             None            None          None           None


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


                                  Class A      Class B      Class C      Advisor Class    Class R      Class K      Class I
----------------------------------------------------------------------------------------------------------------------------
Management Fees                    .75%         .75%         .75%        .75%              .75%         .75%         .75%
Distribution and/or Service
(12b-1) Fees                       .30%        1.00%        1.00%        None              .50%         .25%         None
Other Expenses:
   Transfer Agent                  .17%         .23%         .19%        .17%              .26%         .20%         .11%
   Other Expenses                  .05%         .05%         .05%        .05%              .05%         .05%         .05%
                                  ---------    ---------    ---------    ---------        ---------    ---------    ---------
Total Other Expenses               .22%         .28%         .24%        .22%              .31%         .25%         .16%
                                  ---------    ---------    ---------    ---------        ---------    ---------    ---------

Total Annual Fund Operating
Expenses                          1.27%        2.03%        1.99%        .97%             1.56%        1.25%         .91%
                                  =========    =========    =========    =========        =========    =========    =========


(a) Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.

(b)   For Class C shares, the CDSC is 0% after the first year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Advisor
                  Class A  Class B  Class C   Class    Class R  Class K  Class I
--------------------------------------------------------------------------------

After 1 Year     $    549  $   606  $   302   $    99   $   159 $   127  $    93
After 3 Years    $    811  $   837  $   624   $   309   $   493 $   397  $   290
After 5 Years    $  1,092  $ 1,093  $ 1,073   $   536   $   850 $   686  $   504
After 10 Years   $  1,894  $ 2,163  $ 2,317   $ 1,190   $ 1,856 $ 1,511  $ 1,120
--------------------------------------------------------------------------------


For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                                                Class B         Class C
--------------------------------------------------------------------------------
After 1 Year                                    $   206         $    202
After 3 Years                                   $   637         $    624
After 5 Years                                   $ 1,093         $  1,073
After 10 Years                                  $ 2,163         $  2,317
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2011, there were approximately 1,693 small- to mid-capitalization companies, representing a market capitalization range from approximately $37 million to approximately $7.463 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Fund's portfolio, the Adviser looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, the Adviser's fundamental research analysts focus their research on the most attractive 20% of the universe.

The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Adviser seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

PRINCIPAL RISKS

o Market Risk: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

o Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

o Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

o how the Fund's performance changed from year to year over the life of the Fund; and

o how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was [___]%.


[The following table was depicted as a bar chart in the printed material.]

-8.19    41.92    18.91   7.89   13.65   2.32    -34.56   41.81    26.51   -8.40
--------------------------------------------------------------------------------
 02       03       04      05     06      07       08       09       10      11

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

Best Quarter was up 24.44%, 3rd quarter, 2009; and Worst Quarter was down -25.46%, 4th quarter, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                  1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Class A*           Return Before Taxes           -12.28%     1.05%       7.18%
                   -------------------------------------------------------------
                   Return After Taxes on
                   Distributions                 -13.07%     0.54%       6.37%
                   -------------------------------------------------------------
                   Return After Taxes on
                   Distributions and Sale
                   of Fund Shares                 -6.99%     0.84%       6.18%
--------------------------------------------------------------------------------
Class B            Return Before Taxes           -12.02%     1.71%       7.20%
--------------------------------------------------------------------------------
Class C            Return Before Taxes            -9.93%     1.20%       6.89%
--------------------------------------------------------------------------------
Advisor Class      Return Before Taxes            -8.16%     2.22%       7.96%
--------------------------------------------------------------------------------
R**                Return Before Taxes            -8.63%     1.73%       7.47%
--------------------------------------------------------------------------------
K**                Return Before Taxes            -8.42%     1.96%       7.70%
--------------------------------------------------------------------------------
I**                Return Before Taxes            -8.20%     2.21%       7.96%
--------------------------------------------------------------------------------
Russell 2500(TM) Value Index
(reflects no deduction
for fees, expenses or taxes)                      -3.36%    -0.58%       7.16%
--------------------------------------------------------------------------------
Russell 2500(TM) Index
(reflects no deduction
for fees, expenses or taxes)                      -2.51%     1.24%       6.57%
--------------------------------------------------------------------------------

*     After-tax returns:
      - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

      - Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee                Length of Service   Title
--------------------------------------------------------------------------------
James W. MacGregor      Since 2005          Senior Vice President of the Adviser
Joseph G. Paul          Since 2002          Senior Vice President of the Adviser
Andrew J. Weiner        Since 2005          Senior Vice President of the Adviser



      o     PURCHASE AND SALE OF FUND SHARES

Purchase Minimums


                                              Initial          Subsequent
--------------------------------------------------------------------------------
Class A/Class C Shares, including             2,500               $50
traditional IRAs and Roth IRAs
(Class B Shares are not currently
offered to new shareholders)
--------------------------------------------------------------------------------
Automatic Investment Program                  None                $50
                                                          If initial minimum
                                                        investment is less than
                                                           $2,500, then $200
                                                         monthly until account
                                                        balance reaches $2,500
--------------------------------------------------------------------------------
Advisor Class Shares (only available to       None               None
fee-based programs or through other
limited arrangements)
--------------------------------------------------------------------------------
Class A, Class R, Class K and Class           None               None
I Shares are available at NAV,
without an initial sales charge, to
401(k) plans, 457 plans,
employer-sponsored 403(b) plans,
profit-sharing and money purchase
pension plans, defined benefit plans,
and non-qualified deferred compensation
plans where plan level or omnibus
accounts are held on the books of the Fund.
--------------------------------------------------------------------------------

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

      o     TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

      o     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Fund's investment practices and related risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of the Fund's investment practices and additional information about the Fund's risks and investments can be found in the Fund's SAI.

DERIVATIVES
The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives--options, futures, forwards and swaps--each of which is described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Fund's investments in derivatives may include, but are not limited to, the following:

o Forward Contracts. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash), or is rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Fund's investments in forward contracts may include the following:

      - Forward Currency Exchange Contracts. The Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions". The Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

o Futures Contracts and Options on Futures Contracts. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions".

o Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Fund's investments in options include the following:

      - Options on Foreign Currencies. The Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency-denominated securities held by the Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs. The Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions".

      - Options on Securities. The Fund may purchase or write a put or call option on securities. The Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options.

      - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      - Other Option Strategies. In an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of its portfolio from a decline in value, sometimes within certain ranges, the Fund may use option strategies such as the concurrent purchase of a call or put option, including on individual securities and stock indexes, futures contracts (including on individual securities and stock indexes) or shares of ETFs at one strike price and the writing of a call or put option on the same individual security, stock index, futures contract or ETF at a higher strike price in the case of a call option or at a lower strike price in the case of a put option. The maximum profit from this strategy would result for the call options from an increase in the value of the individual security, stock index, futures contract or ETF above the higher strike price or for the put options the decline in the value of the individual security, stock index, futures contract or ETF below the lower strike price. If the price of the individual security, stock index, futures contract or ETF declines in the case of the call option or increases in the case of the put option, the Fund has the risk of losing the entire amount paid for the call or put options.

o Swap Transactions. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Except for currency swaps, as described below, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Rather, most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund's investments in swap transactions include the following:

      - Currency Swaps. The Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

      - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. The Fund may be either the buyer or seller in the transaction. If the Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which will be either (i) the "par value" (face amount) of the reference obligation, in which case the Fund will receive the reference obligation in return or (ii) an amount equal to the difference between the par value and the current market value of the reference obligation. The periodic payments previously received by the Fund, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Fund. If the Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

            Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

o     OTHER DERIVATIVES AND STRATEGIES

      - Currency Transactions. The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

      - Synthetic Foreign Equity Securities. The Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which the Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrants usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which it can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

            The Fund will acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign (non-U.S.) risk and currency risk.

CONVERTIBLE SECURITIES
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

DEPOSITARY RECEIPTS AND SECURITIES OF SUPRANATIONAL ENTITIES
The Fund may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

FORWARD COMMITMENTS
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).



When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. There is the risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps the Fund to protect against anticipated changes in interest rates and prices.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the Fund limits its investments in illiquid securities to 15% of its net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the Fund has valued the securities. If the Fund invests in illiquid securities it may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



INVESTMENT IN EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES

The Fund may invest in shares of ETFs, subject to the restrictions and limitations of the Investment Company Act of 1940 (the "1940 Act"), or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in buying and selling the ETFs. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices, expenses that will be indirectly borne by the Fund. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their indices. The market value of an ETF's shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.


The Fund may also invest in investment companies other than ETFs, as permitted by the 1940 Act or the rules and regulations thereunder. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. The Fund intends to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

LOANS OF PORTFOLIO SECURITIES
For the purposes of achieving income, the Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under the Fund's securities lending program, all securities loans will be secured continually by cash collateral. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans justifies the attendant risk. The Fund will be compensated for the loan from a portion of the net return from the interest earned on cash collateral after a rebate paid to the borrower (in some cases this rebate may be a "negative rebate", or fee paid by the borrower to the Fund in connection with the loan) and payments for fees of the securities lending agent and for certain other administrative expenses.

The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

The Fund will invest cash collateral in a money market fund approved by the Fund's Board of Directors or Trustees (the "Board" or "Trustees") and expected to be managed by the Adviser, such as AllianceBernstein Exchange Reserves. Any such investment will be at the Fund's risk. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.



PREFERRED STOCK
The Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of common shares per preferred shares, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments and principal. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
The Fund may enter into repurchase agreements in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.



ADDITIONAL RISKS AND OTHER CONSIDERATIONS
Investments in the Fund involve the special risk considerations described below.

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Funds that invest in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on the Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

Argentina                  Ghana                    Peru
Belarus                    Hungary                  Philippines
Belize                     Indonesia                Poland
Brazil                     Iraq                     Russia
Bulgaria                   Ivory Coast              Senegal
Chile                      Jamaica                  Serbia
China                      Jordan                   South Africa
Colombia                   Kazakhstan               Sri Lanka
Croatia                    Lebanon                  Turkey
Dominican Republic         Lithuania                Ukraine
Ecuador                    Malaysia                 Uruguay
El Salvador                Mexico                   Venezuela
Egypt                      Nigeria                  Vietnam
Gabon                      Pakistan
Georgia                    Panama

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN (NON-U.S.) CURRENCIES
If the Fund invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies the Fund will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, the Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

The Fund may also invest directly in foreign currencies for non-hedging purposes on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing the Fund's NAV to fluctuate.

REAL ESTATE INVESTMENTS

Although the Fund does not invest directly in real estate, it may invest in securities of real estate companies. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. These risks may be greater for investments in non-U.S. real estate companies.


Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

CREDIT RATINGS
Credit ratings of fixed-income securities measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by ratings organizations, such as S&P, Moody's or Fitch. A lower rating means there is a greater chance that an issuer will fail to meet its payment obligation or default. The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by the Fund's Adviser:

o     investment grade or

o     below investment grade ("high-yield securities" or "junk bonds").

The credit rating organizations may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody's, with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch, and with the addition of "high" or "low" in the case of Dominion Bond Rating Services Limited. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund's minimum rating category. For example, the Fund may purchase a security rated B1 by Moody's, or B- by S&P, provided the Fund may purchase securities rated B. Any reference to ratings by S&P or Moody's includes equivalent ratings by other rating agencies.

INVESTMENT IN BELOW INVESTMENT-GRADE FIXED-INCOME SECURITIES
Investments in securities rated below investment grade (commonly known as "junk bonds") may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment-grade securities may be more susceptible to real or perceived adverse economic conditions than investment-grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, the Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

FUTURE DEVELOPMENTS
The Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The Fund's Board may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. Unless otherwise noted, all other investment policies of the Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its position in equity or fixed-income securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality (depending on the Fund) debt securities. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in the Fund that are offered in this Prospectus. The Fund offers seven classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "Choosing a Share Class" below. Only Class A shares offer Quantity Discounts on sales charges, as described below.

HOW TO BUY SHARES
The purchase of the Fund's shares is priced at the next determined NAV after your order is received in proper form.

CLASS A, CLASS B AND CLASS C SHARES - SHARES AVAILABLE TO RETAIL INVESTORS Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, or (iii) as otherwise described below.

You may purchase the Fund's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Fund's principal underwriter, AllianceBernstein Investments, Inc., or ABI. These purchases may be subject to an initial sales charge, an asset-based sales charge or CDSC as described below.

Purchase Minimums and Maximums
--------------------------------------------------------------------------------
Minimums:*

--Initial:                                    $  2,500
--Subsequent:                                 $     50

* Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

Maximum Individual Purchase Amount:

--Class A shares                                    None
--Class B shares                             $   100,000
--Class C shares                             $ 1,000,000

OTHER PURCHASE INFORMATION
Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

TAX-DEFERRED ACCOUNTS
Class A shares are also available to the following tax-deferred arrangements:

o     Traditional and Roth IRAs (minimums listed in the table above apply);

o SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans (no investment minimum); and

o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum).

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k), AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees, and to group retirement plans with plan assets of less than $1,000,000.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

The Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

CLASS A, CLASS R, CLASS K AND CLASS I SHARES - SHARES AVAILABLE TO GROUP RETIREMENT PLANS
Class A, Class R, Class K and Class I shares are available at
NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows:

o Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees, and to certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

o Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

o Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

o Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and certain related group retirement plans described in the Fund's SAI. Class I shares are also available to certain institutional clients of the Adviser who invest at least $2,000,000 in the Fund.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the "Informed Choice" programs.

REQUIRED INFORMATION
The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund Application.

GENERAL
IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Fund shares, including minimum and maximum investment requirements. The Fund is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements. ABI may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. Only Class A shares offer Quantity Discounts as described below.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

--------------------------------------------------------------------------------
                           WHAT IS A RULE 12B-1 FEE?

 A Rule 12b-1 fee is a fee deducted from the Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the Fund's fee table included in the Summary Information section above.
--------------------------------------------------------------------------------

The amount of Rule 12b-1 and/or service fees for each class of the Fund's shares is up to:

                                               Distribution and/or Service
                                                 (Rule 12b-1) Fee (as  a
                                                 Percentage of Aggregate
                                                Average Daily Net Assets)
----------------------------------------------------------------------------

Class A                                                  0.30%
Class B                                                  1.00%
Class C                                                  1.00%
Advisor Class                                            None
Class R                                                  0.50%
Class K                                                  0.25%
Class I                                                  None



Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C, and Class R shares are subject to higher Rule 12b-1 fees than Class A or Class K shares. Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. Share classes with higher Rule 12b-1 fees will have a higher expense ratio, pay correspondingly lower dividends and may have a lower NAV (and returns). All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

SALES CHARGES
Class A Shares. You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment.

The initial sales charge you pay each time you buy Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as Breakpoints or Quantity Discounts, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                                Initial Sales Charge
                                             --------------------------
                                                as % of       as % of
                                              Net Amount      Offering
Amount Purchased                               Invested        Price
--------------------------------------------------------------------------------
Up to $100,000                                 4.44%          4.25%
$100,000 up to $250,000                        3.36           3.25
$250,000 up to $500,000                        2.30           2.25
$500,000 up to $1,000,000                      1.78           1.75
$1,000,000 and above                           0.00           0.00

Except as noted below, purchases of Class A shares in the amount of $1,000,000 or more or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.

Class A Share purchases not subject to sales charges. The Fund may sell its Class A shares at NAV without an initial sales charge or CDSC to some categories of investors, including:

- persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through an omnibus account with the broker-dealers or other financial intermediaries;

- plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment Management Division or Bernstein Global Wealth Management Divisions including subsequent contributions to those IRAs; or

- certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division, employees of selected dealers authorized to sell the Fund's shares, and employees of the Adviser.

Please see the Fund's SAI for more information about purchases of Class A shares without sales charges.

Class B Shares. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, or (iii) as otherwise described below.

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

Year Since Purchase                                   CDSC
--------------------------------------------------------------------------------
First                                                 4.00%
Second                                                3.00%
Third                                                 2.00%
Fourth                                                1.00%
Fifth and thereafter                                  None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares. You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares or purchase of CollegeBoundfund units.

Class C shares do not convert to any other class of shares of the Fund.

--------------------------------------------------------------------------------
                          HOW IS THE CDSC CALCULATED?

 The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
--------------------------------------------------------------------------------

Advisor Class Shares. Advisor Class shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.

Class R, Class K, and Class I Shares. These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.

SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to the Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about Quantity Discounts and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "AllianceBernstein Mutual Fund Investors--U.S. then "Investment Insights--Investor Education" then "Sales Charge Reduction Programs").

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment in the Fund with the higher of cost or NAV of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a Quantity Discount by combining purchases of shares of the Fund into a single "purchase". A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

o an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

o     the employee benefit plans of a single employer; or

o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

o     all of the shareholder's accounts at the Fund or a financial intermediary;
      and

o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

--------------------------------------------------------------------------------
                        CDSC WAIVERS AND OTHER PROGRAMS

         Here Are Some Ways To Avoid Or Minimize Charges On Redemption.
--------------------------------------------------------------------------------

CDSC WAIVERS
The Fund will waive the CDSCs on redemptions of shares in the following circumstances, among others:

o     permitted exchanges of shares;

o     following the death or disability of a shareholder;

o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

o if the proceeds of the redemption are invested directly in a CollegeBoundfund account; or

o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

OTHER PROGRAMS
DIVIDEND REINVESTMENT PROGRAM
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program allows investors to purchase shares of the Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder was enrolled in the Program prior to January 31, 2009. Please see the Fund's SAI for more details.

REINSTATEMENT PRIVILEGE
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

SYSTEMATIC WITHDRAWAL PLAN
The Fund offers a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

o     the amount you intend to invest;

o     how long you expect to own shares;

o     expenses associated with owning a particular class of shares;

o whether you qualify for any reduction or waiver of sales charges (for example, if you are making a large investment that qualifies for a Quantity Discount, you might consider purchasing Class A shares); and

o whether a share class is available for purchase (Class R, K and I shares are only offered to group retirement plans, not individuals).

Among other things, Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the Fund's SAI, including requirements as to the minimum initial and subsequent investment amounts. In addition, group retirement plans may not offer all classes of shares of the Fund. The Fund is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.

You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

--------------------------------------------------------------------------------
                       WHAT IS A FINANCIAL INTERMEDIARY?
 A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this Prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisors, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
--------------------------------------------------------------------------------

All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay financial intermediaries a fee of up to 1% on purchases of Class A shares that are sold without an initial sales charge.

ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment for sales of Class B shares and an amount equal to 1% of your investment for sales of Class C shares.

For Class A, Class C, Class R and Class K shares, up to 100% and, for Class B shares, up to 30% of the Rule 12b-1 fees applicable to these classes of shares each year may be paid to financial intermediaries.

--------------------------------------------------------------------------------
      Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      -     upfront sales commissions;
      -     Rule 12b-1 fees;
      -     additional distribution support;
      -     defrayal of costs for educational seminars and training; and
      - payments related to providing shareholder recordkeeping and/or transfer agency services.

      Please read this Prospectus carefully for information on this compensation.
--------------------------------------------------------------------------------

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2012, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20 million. In 2011, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $18.0 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Fund--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating Expenses" in the Summary Information at the beginning of this Prospectus.

--------------------------------------------------------------------------------
If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
--------------------------------------------------------------------------------

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

   Advisor Group, Inc.
   Ameriprise Financial Services
   AXA Advisors
   Cadaret, Grant & Co.
   CCO Investment Services Corp.
   Chase Investment Services
   Commonwealth Financial Network
   Donegal Securities
   Financial Network Investment Company
   LPL Financial Corporation
   Merrill Lynch
   Morgan Stanley Smith Barney
   Multi-Financial Securities Corporation
   Northwestern Mutual Investment Services
   PrimeVest Financial Services
   Raymond James
   RBC Wealth Management
   Robert W. Baird
   UBS Financial Services
   Wells Fargo Advisors

Although the Fund may use brokers and dealers that sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under the plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Fund may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange (the "Exchange") is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY OR RETIREMENT PLAN
Your financial intermediary or plan recordkeeper must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive that day's NAV, less any applicable CDSC. Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Selling Shares Directly to the Fund
By Mail:
o Send a signed letter of instruction or stock power, along with certificates, to:

                  AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

o     For certified or overnight deliveries, send to:

                  AllianceBernstein Investor Services, Inc.
                  8000 IH 10 W, 4th floor
                  San Antonio, TX 78230

o For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone:
o You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

o ABIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

o For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

o If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

o Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund account per day.

o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target the Fund irrespective of its investments in securities of foreign issuers. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage.

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUND VALUES ITS SHARES
The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to its oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above. More information about the valuation of the Fund's assets is available in the Fund's SAI.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of December 31, 2011 totaling approximately $406 billion (of which approximately $80 billion represented assets of registered investment companies sponsored by the Adviser). As of December 31, 2011, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 24 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, there are 33 registered investment companies managed by the Adviser, comprising 120 separate investment portfolios, with approximately 2.9 million accounts.


The Adviser provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund paid the Adviser during its most recent fiscal year, .75%of average daily net assets.


A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's semi-annual report to shareholders.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The following table lists the persons responsible for the day-to-day management of, and investment decisions for, the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

                                           Principal Occupation During
Employee; Length of Service; Title         the Past Five (5) Years
----------------------------------         ------------------------------

James W. MacGregor; since 2005; Senior     Senior Vice President of the Adviser,
Vice President of the Adviser              with which he has been associated
                                           since prior to 2007. He is also Chief
                                           Investment Officer--Small and Mid Cap
                                           Value Equities and Chief Investment
                                           Officer--Canadian Value Equities.

Joseph G. Paul; since 2002; Senior         (see above)
Vice President of the Adviser

Andrew J. Weiner; since 2005; Senior       Senior Vice President of the Adviser,
Vice President of the Adviser              with which he has been associated
                                           since prior to 2007. He is also
                                           Director of Research--Small and Mid
                                           Cap Value Equities.

Additional information about the Portfolio Managers may be found in the Fund's SAI.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Fund, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan services are made by the Fund, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year. Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described below apply only to investments made other than by such plans.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2012, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations". Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.


Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.


Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Fund's SAI for information on how you will be taxed as a result of holding shares in the Fund.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that has remained below $1,000 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY
--------------------------------------------------------------------------------

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares, and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, or by certain government-sponsored entities (entities chartered or sponsored by Act of Congress).


Russell 2500(TM) Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500(TM) Index is a subset of the Russell 3000(TM) Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500(TM) Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500(TM) companies with lower price-to-book ratios and lower forecasted growth values.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_____________], independent registered public accounting firm, for all of the fiscal years presented, except for the information presented below for the six months ended May 31, 2012, which has not been audited. The reports of the independent registered public accounting firms, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A
                                                      Year Ended November 30,


                                    Six months ended
                                     May 31, 2012
                                     unaudited)            2011           2010            2009             2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                        $  16.11           $   16.38      $    13.13      $    9.18        $     16.77     $   17.89
                                    --------           ---------      ----------      ---------        -----------     ---------
Income From Investment
Operations
Net investment income(a)(b)              .03                 .03             .02            .05                .09           .09
Net realized and unrealized
   gain (loss) on
   investment transactions               .55               (.29)            3.27           3.99             (6.29)           .60
                                    --------           ---------      ----------      ---------        -----------     ---------
Net increase (decrease) in
   net asset value from
   operations                            .58               (.26)            3.29           4.04             (6.20)           .69
                                    --------           ---------      ----------      ---------        -----------     ---------
Less: Dividends and Distributions
Dividends from net investment
   income                              (.02)               (.01)           (.04)          (.09)              (.03)         (.12)
                                    --------           ---------      ----------      ---------        -----------     ---------
Distributions from net realized
   gain on investment transactions     (.92)                 -0-             -0-            -0-             (1.36)        (1.69)
                                    --------           ---------      ----------      ---------        -----------     ---------
Total dividends and distributions      (.94)               (.01)           (.04)          (.09)             (1.39)        (1.81)
                                    --------           ---------      ----------      ---------        -----------     ---------
Net asset value, end of period      $  15.75           $   16.11      $    16.38      $   13.13        $      9.18     $   16.77
                                    ========           =========      ==========      =========        ===========     =========
Total Return
Total investment return based on
   net asset value(c)                  3.84%             (1.57)%          25.11%         44.38%*          (40.35)%*        4.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                  $523,657           $ 553,923      $  555,971      $ 411,472        $   300,760     $ 571,165
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements           1.22%(d)            1.15%           1.15%(e)       1.15%              1.15%         1.15%(e)
   Expenses, before
      waivers/reimbursements           1.29%(d)            1.27%           1.33%(e)       1.37%              1.34%         1.27%(e)
   Net investment income(b)             .33%(d)             .15%            .17%(e)        .50%               .62%          .54%(e)
Portfolio turnover rate                  30%                 72%             57%            64%                48%           30%
----------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS B
                                                      Year Ended November 30,

                                    Six months
                                   ended May 31,
                                       2012
                                   (unaudited)           2011           2010            2009             2008           2007
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
    period                           $   15.47       $   15.75      $    12.65      $    8.86      $     16.24      $    17.30
                                     ---------       ---------      ----------      ---------      -----------      ----------
Income From Investment Operations
Net investment income (loss)(a)(f)         .02        (.00)(g)           (.01)            .03           .06(b)          .06(b)
                                     ---------       ---------      ----------      ---------      -----------      ----------
Net realized and unrealized gain
   (loss) on investment
   transactions                            .52           (.27)            3.15           3.84           (6.08)             .57
                                     ---------       ---------      ----------      ---------      -----------      ----------
Net increase (decrease) in net
   asset value from operations             .54           (.27)            3.14           3.87           (6.02)             .63
                                     ---------       ---------      ----------      ---------      -----------      ----------
Less: Dividends and Distributions
Dividends from net investment
   income                                (.01)           (.01)           (.04)          (.08)              -0-             -0-
Distributions from net realized
   gain on investment transactions       (.92)             -0-             -0-            -0-           (1.36)          (1.69)
                                     ---------       ---------      ----------      ---------      -----------      ----------
Total dividends and distributions        (.93)           (.01)           (.04)          (.08)           (1.36)          (1.69)
                                     ---------       ---------      ----------      ---------      -----------      ----------
Net asset value, end of period       $   15.08       $   15.47      $    15.75      $   12.65      $      8.86      $    16.24
                                     =========       =========      ==========      =========      ===========      ==========
Total Return
Total investment return based on
   net asset value(c)                    3.71%         (1.71)%          24.90%         44.11%*        (40.49)%*          3.86%
Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                          $  25,132       $  30,972      $   47,532      $  68,527      $    70,770      $  174,860
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements             1.35%(d)        1.30%           1.31%(e)       1.36%            1.33%           1.40%(e)
   Expenses, before
      waivers/reimbursements             2.05%(d)        2.03%           2.09%(e)       2.16%            2.06%           2.01%(e)
   Net investment income (loss)(f)        .19%(d)       (.01)%          (.03)%(e)        .33%             .42%(b )        .33%(b)(e)
Portfolio turnover rate                    30%             72%             57%            64%              48%             30%
-----------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS C
                                                      Year Ended November 30,

                                     Six months
                                    ended May 31,
                                        2012
                                    (unaudited)          2011            2010            2009              2008            2007
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period                           $    15.28       $   15.63       $    12.58      $    8.77         $    16.17      $    17.30
                                    ----------       ---------       ----------      ---------         ----------      ----------
Income From Investment Operations
Net investment loss(a)(b)                (.03)           (.09)            (.08)          (.02)              (.01)           (.02)
Net realized and unrealized gain
   (loss) on investment
   transactions                            .52           (.26)             3.13           3.83             (6.03)             .58
                                    ----------       ---------       ----------      ---------         ----------      ----------
Net increase (decrease) in net
   asset value from operations             .49           (.35)             3.05           3.81             (6.04)             .56
                                    ----------       ---------       ----------      ---------         ----------      ----------
Less: Distributions
Distributions from net realized
   gain on investment transactions       (.92)             -0-              -0-            -0-             (1.36)          (1.69)
                                    ----------       ---------       ----------      ---------         ----------      ----------
Net asset value, end of period      $    14.85       $   15.28       $    15.63      $   12.58         $     8.77      $    16.17
                                    ==========       =========       ==========      =========         ==========      ==========
Total Return
Total investment return based on
   net asset value(c)                    3.40%         (2.24)%           24.24%         43.44%*          (40.81)%*          3.42%
Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                         $  131,220       $ 137,491       $  145,004      $ 115,634         $   95,201      $  204,487
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements             1.93%(d)        1.85%            1.85%(e)       1.85%              1.85%           1.85%(e)
   Expenses, before waivers/
      reimbursements                     2.01%(d)        1.99%            2.05%(e)       2.11%              2.05%           1.98%(e)
   Net investment loss(b)               (.38)%(d)       (.56)%           (.53)%(e)      (.19)%             (.09)%          (.14)%(e)
Portfolio turnover rate                    30%             72%              57%            64%                48%             30%
------------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
                                                      Year Ended November 30,

                                     Six months
                                    ended May 31,
                                        2012
                                    (unaudited)         2011             2010           2009              2008             2007
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period                            $   16.37       $    6.63       $    13.32      $    9.33        $     17.03       $   18.13
                                     ---------       ---------       ----------      ---------        -----------       ---------
Income From Investment Operations
Net investment income(a)(b)                .05             .08              .07            .08                .13             .15
Net realized and unrealized gain
   (loss) on investment
   transactions                            .56           (.28)             3.31           4.04             (6.39)             .60
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net increase (decrease) in net
   asset value from operations             .61           (.20)             3.38           4.12             (6.26)             .75
                                     ---------       ---------       ----------      ---------        -----------       ---------
Less: Dividends and Distributions
Dividends from net investment income     (.07)           (.06)            (.07)          (.13)              (.08)           (.16)
Distributions from net realized gain
   on investment transactions            (.92)             -0-              -0-            -0-             (1.36)          (1.69)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Total dividends and distributions        (.99)           (.06)            (.07)          (.13)             (1.44)          (1.85)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net asset value, end of period       $   15.99       $   16.37       $    16.63      $   13.32        $      9.33       $   17.03
                                     =========       =========       ==========      =========        ===========       =========
Total Return
Total investment return based on
   net asset value(c)                    3.94%         (1.23)%           25.50%         44.78%*          (40.18)%*          4.44%

Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                          $ 320,111       $ 296,244       $  238,840      $ 182,777        $   111,814       $ 175,011
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements              .92%(d)         .85%             .85%(e)        .85%               .85%            .85%(e)
   Expenses, before waivers/
      reimbursements                      .99%(d)         .97%            1.03%(e)       1.06%              1.04%            .97%(e)
   Net investment income(b)               .63%(d)         .46%             .46%(e)        .77%               .94%            .84%(e)
Portfolio turnover rate                    30%             72%              57%            64%                48%             30%
------------------------------------------------------------------------------------------------------------------------------------

See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS R
                                                      Year Ended November 30,

                                     Six months
                                    ended May 31,
                                        2012
                                    (unaudited)          2011            2010            2009             2008             2007
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period                            $   15.93       $   16.21       $    13.01      $    9.10        $     16.66       $   17.82
                                     ---------       ---------       ----------      ---------        -----------       ---------
Income From Investment Operations
Net investment income (loss)(a)(b)         .01           (.01)           .00(f)            .03                .06             .05
Net realized and unrealized gain
   (loss) on investment
   transactions                            .54           (.27)             3.23           3.96             (6.24)             .61
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net increase (decrease) in net
   asset value from operations             .55           (.28)             3.23           3.99             (6.18)             .66
                                     ---------       ---------       ----------      ---------        -----------       ---------
Less: Dividends and Distributions
Dividends from net investment income       -0-             -0-            (.03)          (.08)              (.02)           (.13)
Distributions from net realized
   gain on investment transactions       (.92)             -0-              -0-            -0-             (1.36)          (1.69)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Total dividends and distributions        (.92)             -0-            (.03)          (.08)             (1.38)          (1.82)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net asset value, end of period       $   15.56       $   15.93       $    16.21      $   13.01        $      9.10       $   16.66
                                     =========       =========       ==========      =========        ===========       =========
Total Return
Total investment return based on
   net asset value(c)                    3.65%         (1.73)%           24.85%         44.19%*          (40.50)%*          3.95%

Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                          $ 114,773       $ 108,078       $   91,714      $  55,290        $    30,639       $  40,382
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements             1.46%(d)        1.35%            1.35%(e)       1.35%              1.35%           1.35%(e)
   Expenses, before
      waivers/reimbursements             1.56%(d)        1.56%            1.60%(e)       1.58%              1.54%           1.51%(e)
   Net investment income (loss)(b)        .10%(d)       (.04)%           (.02)%(e)        .27%               .44%            .26%(e)
Portfolio turnover rate                    30%             72%              57%            64%                48%             30%
------------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS K
                                                      Year Ended November 30,

                                     Six months
                                    ended May 31,
                                        2012
                                    (unaudited)         2011            2010            2009              2008              2007
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
   period                            $   16.00       $   16.27       $    13.05      $    9.14       $     16.74        $   17.91
                                     ---------       ---------       ----------      ---------       -----------        ---------
Income From Investment Operations
Net investment income(a)(b)                .03             .03              .03            .05               .10              .08
Net realized and unrealized gain
   (loss) on investment transactions       .54           (.27)             3.25           3.97            (6.27)              .62
                                     ---------       ---------       ----------      ---------       -----------        ---------
Net increase (decrease) in net asset
   value from operations                   .57           (.24)             3.28           4.02            (6.17)              .70
                                     ---------       ---------       ----------      ---------       -----------        ---------
Less: Dividends and Distributions
Dividends from net investment income     (.03)           (.03)            (.06)          (.11)             (.07)            (.18)
Distributions from net realized
   gain on investment transactions       (.92)             -0-              -0-            -0-            (1.36)           (1.69)
                                     ---------       ---------       ----------      ---------       -----------        ---------
Total dividends and distributions        (.95)           (.03)            (.06)          (.11)            (1.43)           (1.87)
                                     ---------       ---------       ----------      ---------       -----------        ---------
Net asset value, end of period       $   15.62       $   16.00       $    16.27      $   13.05       $      9.14        $   16.74
                                     =========       =========       ==========      =========       ===========        =========
Total Return
Total investment return based on
   net asset value(c)                    3.79%         (1.50)%           25.20%         44.51%*         (40.36)%*          4.14%

Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                          $  46,264       $  38,947       $   41,265      $  24,411       $    12,447        $  18,514
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements             1.18%(d)        1.10%            1.10%(e)       1.10%             1.10%            1.10%(e)
   Expenses, before
      waivers/reimbursements             1.25%(d)        1.25%            1.30%(e)       1.26%             1.26%            1.23%(e)
   Net investment income(b)               .38%(d)         .19%             .23%(e)        .50%              .69%             .48%(e)
Portfolio turnover rate                    30%             72%              57%            64%               48%              30%
------------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 38



------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS I
                                                      Year Ended November 30,

                                     Six months
                                    ended May 31,
                                        2012
                                    (unaudited)          2011            2010            2009             2008             2007
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
   period                            $   16.08       $   16.35       $    13.11      $    9.20        $     16.84       $   17.98
                                     ---------       ---------       ----------      ---------        -----------       ---------
Income From Investment Operations
Net investment income(a)(b)                .06             .08              .07            .08                .13             .12
Net realized and unrealized gain
   (loss) on investment transactions       .54           (.27)             3.26           3.98             (6.30)             .62
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net increase (decrease) in net asset
   value from operations                   .60           (.19)             3.33           4.06             (6.17)             .74
                                     ---------       ---------       ----------      ---------        -----------       ---------
Less: Dividends and Distributions
Dividends from net investment income     (.08)           (.08)            (.09)          (.15)              (.11)           (.19)
Distributions from net realized gain
   on investment transactions            (.92)             -0-              -0-            -0-             (1.36)          (1.69)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Total dividends and distributions       (1.00)           (.08)            (.09)          (.15)             (1.47)          (1.88)
                                     ---------       ---------       ----------      ---------        -----------       ---------
Net asset value, end of period       $   15.68       $   16.08       $    16.35      $   13.11        $      9.20       $   16.84
                                     =========       =========       ==========      =========        ===========       =========
Total Return
Total investment return based on
   net asset value(c)                    3.95%         (1.23)%           25.51%         44.86%*          (40.20)%*          4.38%

Ratios/Supplemental Data
Net assets, end of period (000's
   omitted)                          $ 148,193       $ 208,854       $  203,784      $ 117,002        $    75,045       $ 133,438
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements              .88%(d)         .85%             .85%(e)        .85%               .85%            .84%(e)
      Expenses, before waivers/
      reimbursements                      .90%(d)         .91%             .96%(e)        .94%               .92%            .85%(e)
   Net investment income(b)               .70%(d)         .45%             .48%(e)        .78%               .93%            .69%(e)
Portfolio turnover rate                    30%             72%              57%            64%                48%             30%
------------------------------------------------------------------------------------------------------------------------------------



(a)   Based on average shares outstanding.

(b)   Net of fees and expenses waived/reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   The ratio includes expenses attributable to costs of proxy solicitation.

(f)   Net of fees and expenses waived by Distributor.

(g)   Amount is less than $.005.

* Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund's performance for the years ended November 30, 2009 and November 30, 2008 by 0.01% and 0.01%, respectively.

APPENDIX A
--------------------------------------------------------------------------------
Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------
A settlement agreement between the Adviser and the New York State Attorney General requires the Fund to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the ten-year period. The current annual expense ratio for the Fund is the same as stated under "Financial Highlights". If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.


------------------------------------------------------------------------------------------------
                             Hypothetical      Investment                           Hypothetical
            Hypothetical      Performance        After          Hypothetical           Ending
Year         Investment        Earnings         Returns           Expenses           Investment
------------------------------------------------------------------------------------------------
1         $    10,000.00     $  [______]    $  [__________]     $  [______]       $ [__________]
2            [__________]       [______]       [__________]        [______]         [__________]
3            [__________]       [______]       [__________]        [______]         [__________]
4            [__________]       [______]       [__________]        [______]         [__________]
5            [__________]       [______]       [__________]        [______]         [__________]
6            [__________]       [______]       [__________]        [______]         [__________]
7            [__________]       [______]       [__________]        [______]         [__________]
8            [__________]       [______]       [__________]        [______]         [__________]
9            [__________]       [______]       [__________]        [______]         [__________]
10           [__________]       [______]       [__________]        [______]         [__________]
                             $  [______]                        $  [______]
------------------------------------------------------------------------------------------------
Total


For more information about the Fund, the following documents are available upon request:

o   ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

o   STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI and the independent registered public accounting firms' reports and financial statements in the Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:              AllianceBernstein Investor Services, Inc.
                      P.O. Box 786003
                      San Antonio, TX 78278-6003

By Phone:             For Information: (800) 221-5672
                      For Literature: (800) 227-4618

On the Internet:      www.AllianceBernstein.com

Or you may view or obtain these documents from the Securities and Exchange Commission (the "Commission"):

o Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, DC 20549-0102.


You also may find these documents and more information about the Adviser and the Fund on the Internet at: www.AllianceBernstein.com.


AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No.: 811-10221







                                                                   PRO-0103-0312


                                                               [PICTURE OMITTED]

(LOGO)

                       THE ALLIANCEBERNSTEIN VALUE FUNDS

Domestic Value Funds
(Shares Offered-Exchange Ticker Symbol)
     AllianceBernstein Value Fund
        (Class A-ABVAX; Class B-ABVBX; Class C-ABVCX; Class
           R-ABVRX; Class K-ABVKX; Class I-ABVIX; Advisor
           Class-ABVYX)


     AllianceBernstein Discovery Value Fund
        (Class A-ABASX; Class B-ABBSX; Class C-ABCSX; Class
           R-ABSRX; Class K-ABSKX; Class I-ABSIX; Advisor
           Class-ABYSX)


     AllianceBernstein Growth and Income Fund
        (Class A-CABDX; Class B-CBBDX; Class C-CBBCX; Class
           R-CBBRX; Class K-CBBKX; Class I-CBBIX; Advisor
           Class-CBBYX)

     AllianceBernstein Core Opportunities Fund
        (Class A-ADGAX; Class B-ADGBX; Class C-ADGCX; Class
           R-ADGRX; Class K-ADGKX; Class I-ADGIX; Advisor
           Class-ADGYX)

      AllianceBernstein Balanced Shares
        (Class A-CABNX; Class B-CABBX; Class C-CBACX; Class
           R-CBSRX; Class K-CBSKX; Class I-CABIX; Advisor
           Class-CBSYX)

     AllianceBernstein Equity Income Fund
        (Class A-AUIAX; Class B-AUIBX; Class C-AUICX; Class
           R-AUIRX; Class K-AUIKX;
           Class I-AUIIX; Advisor Class-AUIYX)

International Value Funds
(Shares Offered-Exchange Ticker Symbol)
     AllianceBernstein Global Real Estate Investment Fund
        (Class A-AREAX; Class B-AREBX; Class C-ARECX; Class
           R-ARRRX; Class K-ARRKX; Class I-AEEIX; Advisor
           Class-ARSYX)

     AllianceBernstein International Value Fund
        (Class A-ABIAX; Class B-ABIBX; Class C-ABICX; Class
          R-AIVRX; Class K-AIVKX;
          Class I-AIVIX; Advisor Class-ABIYX)

     AllianceBernstein Global Value Fund
        (Class A-ABAGX; Class B-ABBGX; Class C-ABCGX; Class
           R-ABGRX; Class K-ABGKX; Class I-AGVIX; Advisor
           Class-ABGYX)

                 c/o AllianceBernstein Investor Services, Inc.
                 P.O. Box 786003, San Antonio, Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


--------------------------------------------------------------------------------
                     STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 2012
              (as amended, March 7, 2012 and [____________], 2012)
--------------------------------------------------------------------------------

            This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current prospectus dated March 1, 2012 (the "Prospectus") for AllianceBernstein(R) Value Fund ("Value Fund"), AllianceBernstein Discovery Value Fund (formerly AllianceBernstein Small/Mid Cap Value Fund) ("Discovery Value"), AllianceBernstein International Value Fund ("International Value") and AllianceBernstein Global Value Fund ("Global Value") of the AllianceBernstein Trust (the "ABT Funds"), the AllianceBernstein Growth and Income Fund ("Growth and Income"), the AllianceBernstein Core Opportunities Fund ("Core Opportunities"), the AllianceBernstein Balanced Shares ("Balanced Shares"), the AllianceBernstein Equity Income Fund ("Equity Income"), and the AllianceBernstein Global Real Estate Investment Fund ("Global Real Estate") (the "AB Funds" and, together with the ABT Funds, the "Funds") Financial statements for Growth and Income for the year ended October 31, 2011 and financial statements for Value Fund, Discovery Value, International Value, Global Value, Core Opportunities, Balanced Shares, Equity Income and Global Real Estate for the year ended November 30, 2011, are included in the respective annual report and financial statements for the six-month period ended May 31, 2012 are included in the semi-annual report with respect to Discovery Value, to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and each Fund's annual and semi-annual reports may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above or on the Internet at www.AllianceBernstein.com.

                               TABLE OF CONTENTS
                               -----------------
                                                                         Page
                                                                         ----

INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS..........................2
INVESTMENT RESTRICTIONS...................................................40
MANAGEMENT OF THE FUNDS...................................................42
EXPENSES OF THE FUNDS.....................................................86
PURCHASE OF SHARES........................................................98
REDEMPTION AND REPURCHASE OF SHARES......................................124
SHAREHOLDER SERVICES.....................................................127
NET ASSET VALUE..........................................................129
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................132
PORTFOLIO TRANSACTIONS...................................................139
GENERAL INFORMATION......................................................145
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
   REGISTERED PUBLIC ACCOUNTING FIRM.....................................195
APPENDIX A:  STATEMENT OF POLICIES AND PROCEDURES
FOR PROXY VOTING.........................................................A-1
--------------------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

--------------------------------------------------------------------------------

               INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS

--------------------------------------------------------------------------------

Introduction to the Funds
-------------------------

            The AB Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").

            AllianceBernstein Trust (the "Trust") is an open-end investment company whose shares are offered in separate series referred to as portfolios. The ABT Funds are portfolios of the Trust, which are described in this SAI. Each portfolio is a separate pool of assets constituting, in effect, a separate open-end management investment company with its own investment objective and policies. A shareholder in a portfolio will be entitled to his or her pro-rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares of that portfolio the shareholder will receive the then current net asset value ("NAV") of the applicable class of shares of that portfolio.

            Except as noted, the Funds' investment objective and policies described below are not "fundamental policies" within the meaning of the 1940 Act, and may, therefore, be changed by the Board of Directors of each AB Fund (the "AB Funds' Boards") or Board of Trustees of the Trust (the "Trust Board" and, together with the AB Funds' Boards the "Boards") without shareholder approval. However, no Fund will change its investment objective without at least 60 days' prior written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective. Whenever any investment policy or restriction states a percentage of a Fund's assets which may be invested in any security or other asset, it is intended that such percentage limitation be determined immediately after and as a result of a Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of this percentage limitation.

Additional Investment Policies and Practices
--------------------------------------------

            The following information about the Funds' investment policies and practices supplements the information set forth in the Prospectuses.

Convertible Securities
----------------------

            Convertible securities include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into shares of the underlying common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

            When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Depositary Receipts
-------------------

            A Fund may invest in depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or non-U.S. company. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities into which they represent. In addition, the issuers of the securities of unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets and GDRs, in bearer form, are designed for use in two or more securities markets, such as Europe and Asia.

Derivatives
-----------

            A Fund may, but is not required to, use derivatives for risk management purposes as part of its investment practices. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices.

            There are four principal types of derivatives -- options, futures, forwards and swaps. These principal types of derivative instruments, as well as the methods in which they may be used by a Fund are described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

            Forward Contracts. A forward contract, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract. Non-deliverable forwards ("NDFs") specify a cash payment upon maturity.

            Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

            Options. An option, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call") or sell (a "put") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

            Swaps. A swap, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

            Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives.

            -- MARKET RISK. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to a Fund's interest.

            -- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

            -- CREDIT RISK. This is the risk that a loss may be sustained by a Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

            -- LIQUIDITY RISK. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

            -- LEVERAGE RISK. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

            -- RISK OF POTENTIAL GOVERNMENTAL REGULATION OF DERIVATIVES. Recent legislation and regulatory developments will eventually require the clearing and exchange trading of most over-the-counter derivatives investments. It is possible that new regulation of various types of derivative instruments, including futures and swap agreements, may affect the Fund's ability to use such instruments as a part of its investment strategy.

            -- OTHER RISKS. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Use of Options, Futures, Forwards and Swaps by a Fund
-----------------------------------------------------

            --Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific amount of a currency for an agreed upon price at a future date. A forward currency exchange contract may result in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment. NDFs specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

            A Fund may, for example, enter into forward currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. Dollar and other currencies. A Fund may purchase or sell forward currency exchange contracts for hedging purposes similar to those described below in connection with its transactions in foreign currency futures contracts. A Fund may also purchase or sell forward currency exchange contracts for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

            If a hedging transaction in forward currency exchange contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the forward currency exchange contract. Nevertheless, by entering into such forward currency exchange contracts, a Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

            A Fund may also use forward currency exchange contracts to seek to increase total return when AllianceBernstein L.P., the Funds' Adviser (the "Adviser"), anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, a Fund may enter into a foreign currency exchange contract to purchase a currency if the Adviser expects the currency to increase in value. The Fund would recognize a gain if the market value of the currency is more than the contract value of the currency at the time of settlement of the contract. Similarly, a Fund may enter into a foreign currency exchange contract to sell a currency if the Adviser expects the currency to decrease in value. The Fund would recognize a gain if the market value of the currency is less than the contract value of the currency at the time of settlement of the contract.

            The cost of engaging in forward currency exchange contracts varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currencies are usually conducted on a principal basis, no fees or commissions are involved.

            --OPTIONS ON SECURITIES. A Fund may write and purchase call and put options on securities. In purchasing an option on securities, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, a Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

            A Fund may write a put or call option in return for a premium, which is retained by a Fund whether or not the option is exercised. A Fund may write covered options or uncovered options. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than the put option it has written. Uncovered options or "naked options" are riskier than covered options. For example, if a Fund wrote a naked call option and the price of the underlying security increased, the Fund would have to purchase the underlying security for delivery to the call buyer and sustain a loss equal to the difference between the option price and the market price of the security.

            A Fund may also purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.

           A Fund may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

            A Fund also may, as an example, write combinations of put and call options on the same security, known as "straddles", with the same exercise and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

            A Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

            A Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written in negotiated transactions may be illiquid and it may not be possible for the Fund to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so.

            --OPTIONS ON SECURITIES INDICES. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

            A Fund may write (sell) call and put options and purchase call and put options on securities indices. If a Fund purchases put options on securities indices to hedge its investments against a decline in the value of portfolio securities, it will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

            The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.

            --OPTIONS ON FOREIGN CURRENCIES. A Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

            Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

            A Fund may write options on foreign currencies for hedging purposes or to increase return. For example, where a Fund anticipates a decline in the dollar value of non-U.S. Dollar-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

            Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

            In addition to using options for the hedging purposes described above, a Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies. A Fund may use options on currency to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, the Fund may purchase call options in anticipation of an increase in the market value of a currency. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, the Fund would realize no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of a currency that the Fund does not own. A Fund would normally realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, the Fund would realize no gain or loss on the purchase of the put option. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

            SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange-traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a Fund will generally purchase or sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of the underlying currency.

            --FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts that a Fund may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates, foreign currencies or financial indices, including any index of U.S. Government securities. A Fund may, for example, purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies.

            Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

            A Fund may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of non-U.S. Dollar-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of non-U.S. Dollar-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

            Conversely, a Fund could protect against a rise in the dollar cost of non-U.S. Dollar-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

            A Fund may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. Dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the U.S. Dollar.

            A Fund may also use foreign currency futures contracts and options on such contracts for non-hedging purposes. Similar to options on currencies described above, a Fund may use foreign currency futures contracts and options on such contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. The risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

            Purchases or sales of stock or bond index futures contracts may be used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

            Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

            Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Fund will be traded on U.S. exchanges.

            The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

            A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

            TOTAL RETURN SWAPS. A Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.

            --CREDIT DEFAULT SWAP AGREEMENTS. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Fund may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer. The contingent payment will be either (i) the "par value" (full amount) of the reference obligation in which case the Fund will receive the reference obligation in return, or (ii) an amount equal to the difference between the par value and the current market value of the obligation. The value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. If the Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

            Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

            The Fund will not enter into a credit default swap if the swap provides for settlement by physical delivery and such delivery would result in the Fund investing in securities rated below BBB- or Baa3 or not maintaining an average aggregate credit rating of at least A- (or the equivalent) from any nationally recognized statistical rating organization ("NRSRO").

            --CURRENCY SWAPS. A Fund may enter into currency swaps for hedging purposes in an attempt to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency swaps involve the exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon termination of the transaction. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transactions.

            --SWAPS: INTEREST RATE TRANSACTIONS. A Fund may enter into interest rate swaps, swaptions and cap or floor transactions, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually obligated to receive.

            Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount.

            An option on a swap agreement, also called a "swaption", is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium". A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

            Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor.

            Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. A Fund will enter into interest rate swap, swaptions, cap or floor transactions only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating.

            --VARIANCE AND CORRELATION SWAPS. A Fund may enter into variance or correlation swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Actual "variance" as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its "volatility") over the length of the contract term. In other words, the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swaps are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. "Correlation" as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories.

            --SYNTHETIC FOREIGN EQUITY SECURITIES. A Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which a Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

            A Fund's investments in synthetic foreign equity securities will be those issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

            International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

            A Fund also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long term-options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

            --EURODOLLAR INSTRUMENTS. Eurodollar instruments are essentially U.S. Dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate and are subject to the same limitations and risks as other futures contracts and options.

            --CURRENCY TRANSACTIONS. A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling securities).

Forward Commitments and When-Issued and Delayed Delivery Securities
-------------------------------------------------------------------

            Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade). When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, the Fund assumes the rights and risks of ownership of the security, but the Fund does not pay for the securities until they are received. If a Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner may increase the Fund's volatility of returns.

            The use of forward commitments enables a Fund to protect against anticipated changes in exchange rates, interest rates and/or prices. For instance, a Fund may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). In addition, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If the Adviser were to forecast incorrectly the direction of exchange rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

            At the time a Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

            Purchases of securities on a forward commitment or when-issued basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation). No interest or dividends accrue to the purchaser prior to the settlement date for securities purchased or sold under a forward commitment. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent, or defaults on its obligation, a Fund may be adversely affected.

Illiquid Securities
-------------------

            A Fund will not invest in illiquid securities if immediately after such investment more than 15% or such other amount permitted by guidance regarding the 1940 Act of the Fund's net assets would be invested in such securities. For this purpose, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by a Fund over-the-counter and the cover for options written by the Fund over-the-counter, and (c) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

            Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

            Rule 144A under the Securities Act of 1933, as amended, allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

            The Adviser, acting under the oversight of the Boards, will monitor the liquidity of restricted securities in a Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission ("SEC") interpretation or position with respect to such type of securities.

Investments in Other Investment Companies
-----------------------------------------

            A Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to that Fund's expenses.

Loans of Portfolio Securities
-----------------------------

            A Fund may seek to increase income by lending portfolio securities to brokers, dealers, and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules or regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act. Under the securities lending program, all securities loans will be secured continually by cash collateral. A principal risk in lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities upon the borrower's default.

            In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Boards) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. A Fund will be compensated for the loan from a portion of the net return from the interest earned on the cash collateral after a rebate paid to the borrower (which may be a negative amount - i.e., the borrower may pay a fee to the Portfolio in connection with the loan) and payments for fees paid to the securities lending agent and for certain other administrative expenses.

            A Fund will have the right to call a loan and obtain the securities loaned on notice to the borrower within the normal and customary settlement time for the securities. While securities are on loan, the borrower is obligated to pay a Fund amounts equal to any income or other distribution from the securities.

            A Fund will invest any cash collateral in a money market fund that complies with Rule 2a-7, has been approved by the Board and is expected to be advised by the Adviser. Any such investment of cash collateral will be subject to money market fund's investment risk. The Funds may pay reasonable finders', administrative, and custodial fees in connection with a loan.

            A Fund will not have the right to vote any securities having voting rights during the existence of the loan. A Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise voting or ownership rights. When a Fund lends its securities, its investment performance will continue to reflect the value of securities on loan.

Loan Participations and Assignments
-----------------------------------

            A Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers ("Loans") either by participating as co-lender at the time the loan is originated ("Participations") or by buying an interest in the loan in the secondary market from a financial institution or institutional investor ("Assignments"). The financial status of an institution interposed between a Fund and a borrower may affect the ability of the Fund to receive principal and interest payments.

            The success of a Fund's investment may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing loan agreements.

            A Fund's investment in Participations typically will result in the Fund having a contractual relationship only with the financial institution arranging the Loan with the borrower (the "Lender") and not with the borrower directly. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation; but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is a Lender having total assets of more than $25 billion and whose senior unsecured debt is rated investment grade (i.e., Baa3 or higher by Moody's Investors Service ("Moody's) or BBB- or higher by Standard & Poor's Index Services "S&P") or higher.

            When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participation and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, a Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its asset value.

            Loans in which a Fund may invest may include participations in "bridge loans", which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of an acquisition. A Fund may also participate in unfunded loan commitments, which are contractual obligations for future funding, and receive a commitment fee based on the amount of the commitment.

Mortgage-Related Securities and Other Asset-Backed Securities
-------------------------------------------------------------

            The mortgage-related securities in which a Fund may invest typically are securities representing interests in pools of mortgage loans made by lenders such as savings and loan associations, mortgage bankers and commercial banks and are assembled for sale to investors (such as a Fund) by governmental, government-related or private organizations. Private organizations include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies, special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package loans for resales as mortgage-related securities. Specifically, these securities may include pass-through mortgage-related securities, collateralized mortgage obligations ("CMOs"), CMO residuals, adjustable-rate mortgage securities ("ARMS"), stripped mortgage-backed securities ("SMBSs"), commercial mortgage-backed securities, mortgage dollar rolls, collateralized obligations and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property and other assets.

            Pass-Through Mortgage-Related Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities, such as securities issued by the Government National Mortgage Association, or GNMA, are described as "modified pass-through". These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment.

            The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The assumed average life of pools of mortgages having terms of less than 30 years, is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption.

            The principal governmental (i.e., backed by the full faith and credit of the United States Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration FHA-insured or Veterans Administration-guaranteed mortgages.

            Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include the Federal National Mortgage Association, or FNMA, and the Federal Home Loan Mortgage Association, or FHLMC. FNMA and FHLMC are a government-sponsored corporation or corporate instrumentality of the U.S. Government respectively (government-sponsored entities or "GSEs"), which were owned entirely by private stockholders until 2008 when they were placed in conservatorship by the U.S. Government. After being placed in conservatorship, the GSEs issued senior preferred stock and common stock to the U.S. Treasury in an amount equal to 79.9% of each GSE in return for certain funding and liquidity arrangements. The GSEs continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities. The U.S. Treasury has provided additional funding to the GSEs and their future is unclear as Congress is considering whether to adopt legislation that would severely restrict or even terminate their operations. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and are now, in light of the funding and liquidity requirements referenced above, effectively backed by the full faith and credit of the U.S. Government. Participation certificates issued by FHLMC, which represent interests in mortgages from FHLMC's national portfolio, are guaranteed by FHLMC as to the timely payment of interest and ultimate collection of principal and are now, in effect, backed by the full faith and credit of the U.S. Government.

            Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers create pass-through pools of conventional residential mortgage loans. Securities representing interests in pools created by non-governmental private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if the borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded.

            The structuring of the pass-through pool may also provide credit enhancement. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a SPV in multiple classes or "tranches", with one or more classes being senior to other subordinated classes as to payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of "reserve funds" ( in which case cash or investments sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and "overcollateralization" (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). There can be no guarantee the credit enhancements, if any will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

            In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guaranteed. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms, including interest rate, term, size, purposes and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

            Collateralized Mortgage Obligations. Another form of mortgage-related security is a "pay-through" security, which is a debt obligation. A Fund may invest in other forms of mortgage-related securities including CMOs, which are debt obligations of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer, regardless of whether payments are actually made on the underlying mortgages. CMOs are the predominant type of "pay-through" mortgage-related security. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche", is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause one or more tranches of the CMO to be retired substantially earlier than the stated maturities or final distribution dates of the collateral. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

            Adjustable-Rate Mortgage Securities. Another type of mortgage-related security, known as adjustable-rate mortgage securities ("ARMS"), bears interest at a rate determined by reference to a predetermined interest rate or index. ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

            Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMRS") are mortgage-related securities that are usually structured with separate classes of securities collateralized by a pool of mortgages or a pool of mortgage backed bonds or pass-through securities, with each class receiving different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class of interest-only securities ("IOs") receiving all of the interest payments from the underlying assets and one class of principal-only securities ("POs") receiving all of the principal payments from the underlying assets. IOs and POs are extremely sensitive to interest rate changes and are more volatile than mortgage-related securities that are not stripped. IOs tend to decrease in value as interest rates decrease and are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. POs generally increase in value as interest rates decrease. If prepayments of the underlying mortgages are greater than anticipated, the amount of interest earned on the overall pool will decrease due to the decreasing principal balance of the assets. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped. Changes in the values of IOs and POs can be substantial and occur quickly, such as occurred in the first half of 1994 when the value of many POs dropped precipitously due to increases in interest rates.

            A Fund will only invest in SMRS that are issued by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the complexity of these instruments and the smaller number of investors in the sector can lend to illiquid markets in the sector.

            Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by multifamily or commercial properties, such as industrial and warehouse properties, office buildings, retail space and shopping malls, and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. Commercial mortgage-backed securities have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, some of which were developed in the residential mortgage context, including multi-class structures featuring senior and subordinated classes. Commercial mortgage-backed securities may pay fixed or floating-rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

            Certain Risks. The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayments of underlying mortgages. Such prepayments generally occur during periods of falling mortgage interest rates. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event, a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in investments that provide as high a yield as the mortgage-related securities. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. The level of general interest rates, general economic conditions and other social and demographic factors affect the occurrence of mortgage prepayments. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

            As with other fixed-income securities, there is also the risk of nonpayment of mortgage-related securities, particularly for those securities that are backed by mortgage pools that contain subprime loans. Market factors adversely affecting mortgage loan repayments include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or higher mortgage payments required to be made by holders of adjustable rate mortgages due to scheduled increases or increases due to higher interest rates.

            Subordinated mortgage-related securities may have additional risks. The subordinated mortgage-related security may serve as credit support for the senior securities purchased by other investors. In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to the subordinated securities. Therefore, if there are defaults on the underlying mortgage loans, the holders of subordinated mortgage-related securities will be less likely to receive payments of principal and interest and will be more likely to suffer a loss.

            Commercial mortgage-related securities, like all fixed-income securities, generally decline in value as interest rates rise. Moreover, although generally the value of fixed-income securities increases during periods of falling interest rates, this inverse relationship is not as marked in the case of single-family residential mortgage-related securities, due to the increased likelihood of prepayments during periods of falling interest rates, and may not be as marked in the case of commercial mortgage-related securities. The process used to rate commercial mortgage-related securities may focus on, among other factors, the structure of the security, the quality and adequacy of collateral and insurance, and the creditworthiness of the originators, servicing companies and providers of credit support.

            Although the market for mortgage-related securities is becoming increasingly liquid, those issued by certain private organizations may not be readily marketable. There may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. In particular, the secondary markets for CMOs, IOs and POs may be more volatile and less liquid than those for other mortgage-related securities, thereby potentially limiting the Fund's ability to buy or sell those securities at any particular time. Without an active trading market, mortgage-related securities held in the Fund's portfolio may be particularly difficult to value because of the complexities involved in the value of the underlying mortgages. In addition, the rating agencies may have difficulties in rating commercial mortgage-related securities through different economic cycles and in monitoring such ratings on a longer-term basis.

            As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such an adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline.

            Other Asset-Backed Securities. A Fund may invest in other asset-backed securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. For example, a Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. These asset-backed securities are subject to risks associated with changes in interest rates, prepayment of underlying obligations and defaults similar to the risks of investment in mortgage-related securities discussed above.

            Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

Preferred Stock
---------------

            A Fund may invest in preferred stock. Preferred stock is an equity security that has features of debt because it generally entitles the holder to periodic payments at a fixed rate of return. Preferred stock is subordinated to any debt the issuer has outstanding but has liquidation preference over common stock. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Real Estate Investment Trusts
-----------------------------

            Real Estate Investment Trusts ("REITs") are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest and payments. Similar to investment companies, such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

            Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

            Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small-capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

            REITs are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Repurchase Agreements and Buy/Sell Back Transactions
----------------------------------------------------

            A repurchase agreement is an agreement by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date, normally one day or a week later. The purchase and repurchase obligations are transacted under one document. The resale price is greater than the purchase price, reflecting an agreed-upon "interest rate" that is effective for the period of time the buyer's money is invested in the security, and which is related to the current market rate of the purchased security rather than its coupon rate. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the securities subject to the agreement and, if the market value of the securities falls below the resale amount provided under the repurchase agreement, the seller under the repurchase agreement is required to provide additional securities or cash equal to the amount by which the market value of the securities falls below the resale amount. Because a repurchase agreement permits a Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn a return on temporarily available cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase agreements may exhibit the characteristics of loans by a Fund.

            The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying security, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund's rights. The Fund's Board has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

            A Fund may enter into repurchase agreements pertaining to U.S. Government securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on a Fund's ability to enter into repurchase agreements. Currently, each Fund intends to enter into repurchase agreements only with its custodian and such primary dealers.

            A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction, though done simultaneously, is two separate legal agreements. A buy/sell back transaction also differs from a repurchase agreement in that the seller is not required to provide margin payments if the value of the securities falls below the repurchase price because the transaction is two separate transactions. A Fund has the risk of changes in the value of the purchased security during the term of the buy/sell back agreement although these agreements typically provide for the repricing of the original transaction at a new market price if the value of the security changes by a specific amount.

Rights and Warrants
-------------------

            A Fund may invest in rights and warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in a Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Securities Acquired in Restructurings and Workouts
--------------------------------------------------

            A Fund's investments may include fixed-income securities (particularly lower-rated fixed-income securities) or loan participations that default or are in risk of default ("Distressed Securities"). A Fund's investments may also include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" or "DIP" financings). Distressed Securities may be the subject of restructurings outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings. In connection with these investments or an exchange or workout of such securities, a Fund may determine or be required to accept various instruments. These instruments may include, but are not limited to, equity securities, warrants, rights, participation interests in sales of assets and contingent-interest obligations. Depending upon, among other things, the Adviser's evaluation of the potential value of such securities in relation to the price that could be obtained at any given time if they were sold, a Fund may determine to hold the securities in its portfolio.

Securities Ratings
------------------

            The ratings of fixed-income securities by Moody's, S&P, and Fitch Ratings ("Fitch"), Dominion Bond Rating Service Ltd. and A.M. Best Company are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

            Securities rated Baa, BBB+, BBB, or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered by Moody's to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

            Non-rated securities will also be considered for investment by a Fund when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objectives and policies.

            The Adviser generally uses ratings issued by S&P, Moody's, Fitch and Dominion Bond Rating Service Ltd. Some securities are rated by more than one of these ratings agencies, and the ratings assigned to the security by the rating agencies may differ. In such an event and for purposes of determining compliance with restrictions on investments for the Fund, if a security is rated by two or more rating agencies, the Adviser will deem the security to be rated at the highest rating. For example, if a security is rated by Moody's and S&P only, with Moody's rating the security as Ba and S&P as BBB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Baa by Moody's and BBB by S&P). Or, if a security is rated by Moody's, S&P and Fitch, with Moody's rating the security as Ba, S&P as BBB and Fitch as BB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Ba1 by Moody's, BBB by S&P and BBB by Fitch).

            The Adviser will try to reduce the risk inherent in a Fund's investment approach through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. In considering investments for the Fund, the Adviser will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

            Unless otherwise indicated, references to securities ratings by one rating agency in this SAI shall include the equivalent rating by another rating agency.

Short Sales
-----------

            A Fund may make short sales of securities or maintain a short position. A short sale is effected by selling a security that a Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of sale. A short sale is against the box to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold. A short sale of a security involves the risk that, instead of declining, the price of the security sold short will rise. If the price of the securities sold short increases between the time of a short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, the potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or which pays a coupon that is high in relative or absolute terms, or which is denominated in a currency other than the U.S. Dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short sales may be used in some cases by a Fund to defer the realization of gain or loss for federal income tax purposes on securities then owned by the Fund. See "Dividends, Distributions and Taxes-Tax Straddles" for a discussion of certain special federal income tax considerations that may apply to short sales which are entered into by the Fund.

Short-Term Investments
----------------------

            A Fund may invest in short-term investments including corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa3 or better by Moody's Investors Service ("Moody's") or A-1, AA- or better by Standard & Poor's Index Services ("S&P"); obligations (including certificates of deposit, time deposits, demand deposits, and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa3 or better by Moody's or A-1, AA- or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

            A Fund may invest in debt securities rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if not rated, of equivalent credit quality as determined by the Adviser. The Fund expects that it will not retain a debt security that is downgraded below BBB- or Baa3 (or an equivalent rating) or, if not rated, determined by the Adviser to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

Standby Commitment Agreements
-----------------------------

            A Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The fee is payable whether or not the security is ultimately issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund and which are unavailable on a firm commitment basis.

            There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

            The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Structured Securities
---------------------

            A Fund may invest securities issued in structured financing transactions, which generally involve aggregating types of debt assets in a pool or special purpose entity and then issuing new securities. Types of structured financings include, for example, mortgage-related and other asset-backed securities. A Fund's investments includes investments in structured securities that represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

            A Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities.

            Under the terms of subordinated securities, payments that would be made to their holders may be required to be made to the holders of more senior securities and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to holders of more senior securities). As a result, subordinated or junior securities will be disproportionately affected by a default or even a perceived decline in the creditworthiness of the issuer.

U.S. Government Securities
--------------------------

            U.S. Government securities may be backed by the full faith and credit of the United States, supported only by the right of the issuer to borrow from the U.S. Treasury or backed only by the credit of the issuing agency itself. These securities include: (i) the following U.S. Treasury securities, which are backed by the full faith and credit of the United States and differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less with no interest paid and hence issued at a discount and repaid at full face value upon maturity), U.S. Treasury notes (maturities of one to ten years with interest payable every six months) and U.S. Treasury bonds (generally maturities of greater than ten years with interest payable every six months); (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the U.S. Government, such as securities issued by GNMA, the Farmers Home Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Small Business Administration, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; and (iii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that may not be supported by the full faith and credit of the U.S. Government or a right to borrow from the U.S. Treasury, such as securities issued by the FNMA and FHLMC, and governmental collateralized mortgage obligations ("CMOs"). The maturities of the U.S. Government securities listed in paragraphs (i) and (ii) above usually range from three months to 30 years. Such securities, except GNMA certificates, normally provide for periodic payments of interest in fixed amount with principal payments at maturity or specified call dates.

            U.S. Government securities also include certain stripped mortgage-related securities. Stripped mortgage-related securities and principal-only securities are described in more detail in "Mortgage-Related Securities and Other Asset-Backed Securities -Stripped Mortgage-Related Securities" above. In addition, other U.S. Government agencies and instrumentalities have issued stripped securities that are similar to SMRS.

            Inflation-protected securities, or IPS, such as Treasury Inflation-Protected Securities, or TIPS, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

            Inflation-protected securities tend to react to changes in real interest rates. In general, the price of an inflation-protected security can fall when real interest rates rise, and can rise when real interest rates fall. In addition, the value of inflation-protected securities may be vulnerable to changes in expectations of inflation. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

            TIPS, which are issued by the U.S Treasury, use the Consumer Price Index for Urban Consumers, or the CPI, as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI. When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS are issued. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. TIPS are issued in terms of 5, 10, and 20 years.

            Guarantees of securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal and interest on the securities, and do not guarantee the securities' yield or value or the yield or value of the shares of the Fund that holds the securities.

            U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from other fixed-income securities.

Variable, Floating and Inverse Floating Rate Securities
-------------------------------------------------------

            These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some of these securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates. Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Certain Risk and Other Considerations
-------------------------------------

            Borrowing and Use of Leverage. The Fund may use borrowings for investment purposes subject to the restrictions of the 1940 Act. Borrowings by the Fund result in leveraging of the Fund's shares of common stock. The proceeds of such borrowings will be invested in accordance with the Fund's investment objective and policies. A Fund also may create leverage through the use of derivatives or use leverage for investment purposes by entering into transaction such as reverse repurchase agreements and forward contracts. This means that the Fund will use the cash proceeds made available during the terms of these transactions to make investments in other securities.

            Utilization of leverage, which is usually considered speculative, however, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares of common stock and the relatively greater effect on the NAV of the shares caused by favorable or adverse changes in market conditions or interest rates. So long as the Fund is able to realize a net return on the leveraged portion of its investment portfolio that is higher than the interest expense paid on borrowings, or the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize higher current net investment income than if the Fund were not leveraged. However, to the extent that the interest expense on borrowings, or the carrying costs of leveraged transactions, approaches the net return on the leveraged portion of the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced, and if the interest expense on borrowings, or the carrying costs of leveraged transactions, were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the NAV of the Fund's shares.

            Certain transactions, such as derivatives transactions, forward commitments and short sales, involve leverage and may expose a Fund to potential losses that, in some cases, may exceed the amount originally invested by the Fund. When a Fund engages in such transactions, it will, in accordance with guidance provided by the SEC or its staff in, among other things, regulations, interpretative releases and no-action letters, deposit in a segregated account certain liquid assets with a value at least equal to the Fund's exposure, or a marked-to-market on another relevant basis, to the transaction. Transactions for which assets have been segregated will not be considered "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The segregation of assets is intended to enable the Fund to have assets available to satisfy its obligations with respect to these transactions, but will not limit the Fund's exposure to loss.

Real Estate Investments
-----------------------

            If a Fund, including, in particular, Global Real Estate Investment, receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by Global Real Estate Investment in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

            REITs are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

            Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts may not be traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") or (with the exception of certain foreign currency options) by the SEC. Such instruments may be traded through financial institutions acting as market makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to Commission regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

            Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

            The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

            In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different requirements than in the United States, and (v) lesser trading volume.

            Risks of Investments in Foreign Securities. Investors should understand and consider carefully the substantial risks involved in securities of foreign companies and governments of foreign nations, some of which are referred to below, and which are in addition to the usual risks inherent in domestic investments. Investing in securities of non-United States companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.

            There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

            It is contemplated that foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

            Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which a Fund may invest and could adversely affect a Fund's assets should these conditions or events recur.

            Foreign investment in certain foreign securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of a Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

            Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

            Income from certain investments held by a Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. A Fund's NAV may also be affected by changes in the rates or methods of taxation applicable to that Fund or to entities in which that Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by a Fund will not be subject to change. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "U.S. Federal Income Taxes".

            Investors should understand that the expense ratio of a Fund investing in foreign securities may be higher than investment companies investing only in domestic securities since, among other things, the cost of maintaining the custody of foreign securities is higher and the purchase and sale of portfolio securities may be subject to higher transaction charges, such as stamp duties and turnover taxes.

            For many foreign securities, there are U.S. Dollar-denominated ADRs which are traded in the United States on exchanges or over-the-counter and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks which might occur during the settlement period for either purchases or sales.

            Foreign Currency Transactions. A Fund may invest in securities denominated in foreign currencies and a corresponding portion of the Fund's revenues will be received in such currencies. In addition, a Fund may conduct foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies as described above. The dollar equivalent of a Fund's net assets and distributions will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. Such changes will also affect a Fund's income. A Fund will, however, have the ability to attempt to protect itself against adverse changes in the values of foreign currencies by engaging in certain of the investment practices listed above. While a Fund has this ability, there is no certainty as to whether and to what extent the Fund will engage in these practices.

            Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent a Fund's total assets adjusted to reflect a Fund's net position after giving effect to currency transactions is denominated or quoted in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

            A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. Dollars at a later date, based on anticipated changes in the relevant exchange rate. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, a Fund may be required to liquidate securities in order to make distributions if a Fund has insufficient cash in U.S. Dollars to meet distribution requirements.

            If the value of the foreign currencies in which a Fund receives income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, a Fund may be required to liquidate securities in order to make distributions if a Fund has insufficient cash in U.S. Dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if the value of a particular foreign currency declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency hedging transactions, which themselves, involve certain special risks.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Fundamental Investment Policies
-------------------------------

            The following investment restrictions, which may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of (i) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

            As a matter of fundamental policy, a Fund may not:

            (a) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;(1)

(1) Global Real Estate has not adopted policies to concentrate investments in any one industry. Although Global Real Estate invests generally in the real estate industry sector, the primary economic characteristics of companies in this sector are materially different. Global Real Estate invests in equity and mortgage REITs, each of which seek different types of investments. Equity REITs invest directly in real estate properties and mortgage REITs make loans to real estate owners and purchase mortgages on real estate. In addition, there are many different types of REITs in which Global Real Estate may invest, including for example, those that invest in shopping malls, industrial and office buildings, apartments, warehouses, lodging and hotels, and health care facilities. REITs may also invest in specific regions, states, or countries. Foreign REITs or other non-U.S. real estate investments may have significantly different characteristics than those in the U.S.

            (b) issue any senior security (as that term is defined in the 1940
Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

            (c) make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

            (d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;


            (e) with respect to Discovery Value and International Value, purchase or sell commodities regulated by the CFTC under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts, and, with respect to Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Global Real Estate and Equity Income, may purchase or sell commodities or options thereon to the extent permitted by applicable law; or


            (f) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

            As a fundamental policy, each Fund is diversified (as that term is defined in the 1940 Act). This means that at least 75% of a Fund's assets consist of:

            o     Cash or cash items;
            o     Government securities;
            o     Securities of other investment companies; and
            o Securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of the Fund.

Non-Fundamental Investment Policies
-----------------------------------

            The following are descriptions of operating policies that the Funds have adopted but that are not fundamental and is subject to change without shareholder approval.

            The Funds may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the SEC under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Funds may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

The Adviser
-----------

            The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund under the supervision of the Boards. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

            The Adviser is a leading global investment management firm supervising client accounts with assets as of December 31, 2011, totaling approximately $406 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

            As of December 31, 2011, the ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:

            AXA and its subsidiaries                     60.9%
            Holding                                      37.5
            Unaffiliated holders                          1.6
                                                 ---------------------
                                                        100.0%
                                                 =====================

            AXA is a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries"). AllianceBernstein Holding L.P. ("Holding") is a Delaware limited partnership the units of which, ("Holding Units") are traded publicly on the Exchange under the ticker symbol "AB". As of December 31, 2011, AXA owned approximately 1.4% of the issued and outstanding assignments of beneficial ownership of Holding Units.

            AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the Adviser. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. Including both the general partnership and limited partnership interests in Holding and the Adviser, AXA and its subsidiaries had an approximate 64.4% economic interest in the Adviser as of December 31, 2011.

            AXA is a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial, Inc. ("AXA Financial") is a wholly-owned subsidiary of AXA. AXA Equitable Life Insurance Company is an indirect wholly-owned subsidiary of AXA Financial.

Advisory Agreements and Expenses
--------------------------------

            The Adviser serves as investment manager and adviser of each of the Funds, continuously furnishes an investment program for each Fund, and manages, supervises and conducts the affairs of each Fund, subject to the oversight of the Boards.

            Under the Funds' Advisory Agreements, the Adviser furnishes advice and recommendations with respect to the Funds' portfolios of securities and investments, and provides persons satisfactory to the Boards to act as officers of the Funds. Such officers or employees may be employees of the Adviser or of its affiliates.

            The Adviser is, under the Advisory Agreements, responsible for certain expenses incurred by the Funds, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of shares of the Funds (other than the portion of the promotional expenses borne by the Funds in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing prospectuses of the Funds and other reports to shareholders and fees related to registration with the SEC and with state regulatory authorities).


            The Funds have, under the Advisory Agreements, assumed the obligation for payment of all of their other expenses. As to the obtaining of services other than those specifically provided to the Funds by the Adviser, each Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Funds at cost and the payments thereto specifically approved by the Boards. During the fiscal year ended November 30, 2011, for the Value Fund, Global Value, International Value, Discovery Value, Core Opportunities, Balanced Shares, Equity Income, and Global Real Estate, the amounts paid to the Adviser for such services amounted to a total of $50,937, $56,500, $54,538, $21,006, $57,387 $56,856, $69,289, and $57,677, respectively, after any waiver or reimbursement. During the fiscal year ended October 31, 2011, for the Growth and Income Fund, the amount paid to the Adviser for such services amounted to a total of $51,360 after any waiver or reimbursement.


            The Advisory Agreements continue in effect from year to year provided that its continuance is specifically approved at least annually by majority vote of the holders of the outstanding voting securities of each Fund or by the Directors/Trustees ("Directors"), and, in either case, by a majority of the Directors who are not parties to the Advisory Agreements or "interested persons" of any such party at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreements was approved on a vote, cast in person, for additional annual terms by the Board at their meetings held on May 3-5, 2011.

            Any material amendment to the Advisory Agreements must be approved by the vote of a majority of the outstanding securities of the relevant Fund and by the vote of a majority of the Directors who are not interested persons of the Fund or the Adviser. The Advisory Agreements are terminable without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of each Fund, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of theirassignment. The Advisory Agreements provide that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

            Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations that result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory rcommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the Adviser's clients (including a Fund) are purchasing or selling the same security on a given day through the same broker or dealer, such transactions may be averaged as to price.


VALUE FUND
DISCOVERY VALUE
INTERNATIONAL VALUE
GLOBAL VALUE


            For the services rendered by the Adviser under the Advisory Agreement, Value Fund paid the Adviser a fee of .55% of the first $2.5 billion, ..45% of the excess over $2.5 billion up to $5 billion, and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $2,348,755, $2,669,026 and $2,851,334, respectively, in advisory fees.


            For the services rendered by the Adviser under the Advisory Agreement, Discovery Value paid the Adviser a fee of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $11,227,917, $6,858,598 and $4,448,161(net of $1,748,065,
$2,030,591 and $1,530,202, which was waived by the Adviser), respectively, in advisory fees. The Adviser had contractually agreed to waive its fee and bear certain expenses so that total expenses did not exceed on an annual basis 1.15%, 1.85%, 1.85%, .85%, 1.35%, 1.10% and .85% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. This contractual agreement was terminated effective November 30, 2011, and the Adviser voluntarily waived its fee and/or bore certain expenses so that total expenses did not exceed on an annual basis the percentages set forth above for the period November 30, 2011 through February 29, 2012 (the "Voluntary Waiver"). The Adviser ceased the Voluntary Waiver effective March 1, 2012.


            For the services rendered by the Adviser under the Advisory Agreement, International Value pays the Adviser a fee of 75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $15,226,637, $25,159,818 and $30,666,280 (net of $0, $0 and
$737,564, which was waived by the Adviser), respectively, in advisory fees. The Adviser had contractually agreed to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 1.20%, 1.90%, 1.90%, .90%, 1.40%, 1.15% and .90% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. This contractual agreement expired on January 1, 2009.

            For the services rendered by the Adviser under the Advisory Agreement, Global Value pays the Adviser a fee of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $835,742, $1,108,892 and $1,424,441, respectively, in advisory fees.

GROWTH AND INCOME

            For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee of .55% of the first $2.5 billion, ..45% of the excess over $2.5 billion up to $5 billion and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended October 31, 2011, October 31, 2010 and October 31, 2009, the Adviser received from the Fund advisory fees of $8,075,100, $8,842,336 and $9,102,107, respectively in advisory fees.

CORE OPPORTUNITIES

            For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee of .55% of the first $2.5 billion, ..45% of the excess over $2.5 billion up to $5 billion, and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $567,178, $600,778 and $660,947, respectively, in advisory fees. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis, 1.35%, 2.05%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. The contractual agreement automatically extends each fiscal year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the Fund's fiscal year.

BALANCED SHARES

            For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee of .60% of the first $200 million, ..50% of the next $200 million, and .40% of the excess over $400 million as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser received from the Fund advisory fees of $2,912,785, $3,271,567 and $3,585,369, respectively.

EQUITY INCOME

            For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee of .55% of the first $2.5 billion, ..45% of the excess over $2.5 billion up to $5 billion and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective September 1, 2010, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.25%, 1.95%, 1.95%, .95%, 1.45%, 1.20% and .95% of the daily net assets for the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively (the "Expense Caps"). The contractual agreement automatically extends each fiscal year unless the Adviser provides notice of termination to the Trust at least 60 days prior to the Fund's fiscal year. For the fiscal years of the Fund ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser received from the Fund $1,400,238, $787,395 and $877,168, (net of $9,873, $96,476 and $0 which were waived by the Adviser), respectively, in advisory fees.

GLOBAL REAL ESTATE

            For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee of .55% of the first $2.5 billion, ..45% of the excess over $2.5 billion up to $5 billion and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the Adviser earned from the Fund $702,041, $686,455 and $567,681, respectively in advisory fees.

ALL FUNDS


            The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Core Opportunities Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Equity Income Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Discovery Growth Fund, Inc., AllianceBernstein Trust, Inc., AllianceBernstein Unconstrained Bond Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein National Municipal Income Fund, Inc., Alliance California Municipal Income Fund, Inc., and Alliance New York Municipal Income Fund, Inc., all registered closed-end investment companies.


Board of Directors Information
------------------------------

            The Boards are comprised of the same Directors for all Funds. Certain information concerning the Directors is set forth below.


                                                          PORTFOLIOS    OTHER PUBLIC
                                                          IN            COMPANY
                                                          ALLIANCE-     DIRECTOR-
                                                          BERNSTEIN     SHIPS
                                                          FUND          HELD
NAME, ADDRESS,*                 PRINCIPAL OCCUPATION(S)   COMPLEX       BY DIRECTOR
AGE AND                         DURING PAST 5 YEARS       OVERSEEN      THE PAST
(YEAR FIRST ELECTED**)          OR LONGER                 BY DIRECTOR   FIVE YEARS
----------------------          -------------------       -----------   ----------
INDEPENDENT DIRECTORS
---------------------

Chairman of the Board           Investment Adviser and      102         None
William H. Foulk, Jr.,#,##      an Independent
79                              Consultant since prior
(1992 - Balanced Shares)        to 2007. Previously, he
(1993 - Equity Income)          was Senior Manager of
(1996 - Global Real Estate)     Barrett Associates,
(1998 - Growth and Income)      Inc., a registered
(1999 - Core Opportunities)     investment adviser. He
(2001 - Value Fund, Discovery   was formerly Deputy
Value, International Value,     Comptroller and Chief
Global Value)                   Investment Officer of
                                the State of New York
                                and, prior thereto,
                                Chief Investment Officer
                                of the New York Bank for
                                Savings. He has served
                                as a director or trustee
                                of various
                                AllianceBernstein Funds
                                since 1983 and has been
                                Chairman of the
                                AllianceBernstein Funds
                                and of the Independent
                                Directors Committee of
                                such Funds since 2003.

John H. Dobkin,#                Independent Consultant      102         None
70                              since prior to 2007.
(1992 - Balanced Shares)        Formerly, President of
(1993 - Equity Income)          Save Venice, Inc.
(1996 - Global Real Estate)     (preservation
(1998 - Growth and Income)      organization) from
(1999 - Core Opportunities)     2001-2002; Senior
(2001 - Value Fund, Discovery   Advisor from June
Value, International Value,     1999-June 2000 and
Global Value)                   President of Historic
                                Hudson Valley (historic
                                preservation) from
                                December 1989-May 1999.
                                Previously, Director of
                                the National Academy of
                                Design. He has served as
                                a director or trustee of
                                various
                                AllianceBernstein Funds
                                since 1992.

Michael J. Downey,#             Private Investor since      102         Asia Pacific Fund,
68                              prior to 2007.                          Inc., and The Merger
2005 - All Funds                Previously, managing                    Fund since prior to
                                partner of Lexington                    2007 and Prospect
                                Capital, LLC (investment                Acquisition Corp.
                                advisory firm) from                     (financial services)
                                December 1997 until                     from 2007 until 2009
                                December 2003. From 1987
                                until 1993, Chairman and
                                CEO of Prudential Mutual
                                Fund Management,
                                director of the
                                Prudential mutual funds,
                                and member of the
                                Executive Committee of
                                Prudential Securities
                                Inc. He has served as a
                                director or trustee of
                                the AllianceBernstein
                                Funds since 2005.

D. James Guzy,#                 Chairman of the Board of    102         Cirrus Logic
75                              PLX Technology                          Corporation
2005 - All Funds                (semi-conductors) and of                (semi-conductors) and
                                SRC Computers Inc., with                PLX Technology,
                                which he has been                       (semi-conductors) since
                                associated since prior                  prior to 2007 and Intel
                                to 2007. He was a                       Corporation
                                director of Intel                       (semi-conductors) since
                                Corporation                             prior to 2007 until
                                (semi-conductors) from                  2008
                                1969 until 2008 and
                                served as Chairman of
                                the Finance Committee of
                                such company for several
                                years until May 2008. He
                                has served as a director
                                or trustee of one or
                                more of the
                                AllianceBernstein Funds
                                since 1982.

Nancy P. Jacklin,#              Professorial Lecturer at    102         None
63                              the Johns Hopkins School
2006 - All Funds                of Advanced
                                International Studies
                                since 2008. Formerly,
                                U.S. Executive Director
                                of the International
                                Monetary Fund (December
                                2002-May 2006); Partner,
                                Clifford Chance
                                (1992-2002); Sector
                                Counsel, International
                                Banking and Finance, and
                                Associate General
                                Counsel, Citicorp
                                (1985-1992); Assistant
                                General Counsel
                                (International), Federal
                                Reserve Board of
                                Governors (1982-1985);
                                and Attorney Advisor,
                                U.S. Department of the
                                Treasury (1973-1982).
                                Member of the Bar of the
                                District of Columbia and
                                New York; and member of
                                the Council on Foreign
                                Relations. She has
                                served as a director or
                                trustee of the
                                AllianceBernstein Funds
                                since 2006.

Garry L. Moody,#                Independent Consultant.     102         None
59                              Formerly, Partner,
2008 - All Funds                Deloitte & Touche LLP,
                                (1995-2008) where he
                                held a number of senior
                                positions, including
                                Vice Chairman, and U.S.
                                and Global Investment
                                Management Practice
                                Managing Partner;
                                President, Fidelity
                                Accounting and Custody
                                Services Company
                                (1993-1995); and
                                Partner, Ernst & Young
                                LLP (1975-1993), where
                                he served as the
                                National Director of
                                Mutual Fund Tax
                                Services. He has served
                                as a director or
                                trustee, and as Chairman
                                of the Audit Committee,
                                of the AllianceBernstein
                                Funds since 2008.

Marshall C. Turner, Jr.,#       Private Investor since      102         Xilinx, Inc.
70                              prior to 2007. Interim                  (programmable logic
2005 - All Funds                CEO of MEMC Electronic                  semi-conductors) and
                                Materials, Inc.                         MEMC Electronic
                                (semi-conductor and                     Materials, Inc.
                                solar cell substrates)                  (semi-conductor and
                                from November 2008 until                solar cell substrates)
                                March 2009. He was                      since prior to 2007
                                Chairman and CEO of
                                Dupont Photomasks, Inc.
                                (components of
                                semi-conductor
                                manufacturing),
                                2003-2005, and President
                                and CEO, 2005-2006,
                                after the company was
                                acquired and renamed
                                Toppan Photomasks, Inc.
                                He has served as a
                                director or trustee of
                                one or more of the
                                AllianceBernstein Funds
                                since 1992.

Earl D. Weiner,#                Of Counsel, and Partner     02          None
72                              prior to January 2007,
2007 - All Funds                of the law firm Sullivan
                                & Cromwell LLP and
                                member of ABA Federal
                                Regulation of Securities
                                Committee Task Force to
                                draft editions of the
                                Fund Director's
                                Guidebook. He has served
                                as director or trustee
                                of the AllianceBernstein
                                Funds since 2007 and is
                                Chairman of the
                                Governance and
                                Nominating Committees of
                                the Funds.

INTERESTED DIRECTOR
-------------------

Robert M. Keith,+               Senior Vice President of    102         None
51                              the Adviser++ and head
2010 - All Funds                of AllianceBernstein
                                Investments, Inc.
                                ("ABI")++ since July
                                2008; Director of ABI
                                and President of the
                                AllianceBernstein Mutual
                                Funds. Previously, he
                                served as Executive
                                Managing Director of ABI
                                from December 2006 to
                                June 2008. Prior to
                                joining ABI in 2006,
                                Executive Managing
                                Director of Bernstein
                                Global Wealth
                                Management, and prior
                                thereto, Senior Managing
                                Director and Global Head
                                of Client Service and
                                Sales of the Adviser's
                                institutional investment
                                management business
                                since 2004. Prior
                                thereto, Managing
                                Director and Head of
                                North American Client
                                Service and Sales in the
                                Adviser's institutional
                                investment management
                                business.


--------
* The address for each of the Fund's Independent Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**    There is no stated term of office for the Directors.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

##    Member of the Fair Value Pricing Committee.

+ Mr. Keith is an "interested person", as defined in Section 2(a)(19) of the Investment Company Act of 1940, of the Funds due to his position as a Senior Vice President of the Adviser.

++    The Adviser and ABI are affiliates of the Funds.

            The business and affairs of each Fund are managed under the direction of the Boards. Directors who are not "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors", and Directors who are "interested persons" of the Fund are referred to as "Interested Directors". Certain information concerning the Fund's governance structure and each Directors is set forth below.

            Experience, Skills, Attributes and Qualifications of the Funds' Directors. The Governance and Nominating Committee of the Boards, which is composed of Independent Directors, reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Boards, and conducts a similar review in connection with the proposed nomination of current Directors for re-election by stockholders at any annual or special meeting of stockholders. In evaluating a candidate for nomination or election as a Director, the Governance and Nominating Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance and Nominating Committee believes contributes to good governance for the Funds. Additional information concerning the Governance and Nominating Committee's consideration of nominees appears in the description of the Committee below.

            The Boards believe that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills, which allow the Boards to operate effectively in governing the Fund and protecting the interests of stockholders. The Boards have concluded that, based on each Director's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director is qualified and should continue to serve as such.

            In determining that a particular Director was and continues to be qualified to serve as a Director, the Boards have considered a variety of criteria, none of which, in isolation, was controlling. In addition, the Boards have taken into account the actual service and commitment of each Director during his or her tenure (including the Director's commitment and participation in Board and committee meetings, as well as his or her current and prior leadership of standing and ad hoc committees) in concluding that each should continue to serve. Additional information about the specific experience, skills, attributes and qualifications of each Director, which in each case led to the Boards' conclusion that the Director should serve (or continue to serve) as a Director, is provided in the table above and in the next paragraph.

            Among other attributes and qualifications common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them (including information requested by the Directors), to interact effectively with the Adviser, other service providers, counsel and the Funds' independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. In addition to his or her service as a Director of the Fund and other AllianceBernstein Funds as noted in the table above: Mr. Dobkin has experience as an executive of a number of organizations and served as Chairman of the Audit Committee of many of the AllianceBernstein Funds from 2001 to 2008; Mr. Downey has experience in the investment advisory business including as Chairman and Chief Executive Officer of a large fund complex and as director of a number of non-AllianceBernstein funds and as Chairman of a non-AllianceBernstein closed-end fund; Mr. Foulk has experience in the investment advisory and securities businesses, including as Deputy Comptroller and Chief Investment Officer of the State of New York (where his responsibilities included bond issuances, cash management and oversight of the New York Common Retirement
Fund), has served as Chairman of the AllianceBernstein Funds and of the Independent Directors Committee since 2003, and is active in a number of mutual fund related organizations and committees; Mr. Guzy has experience as a corporate director including as Chairman of a public company and Chairman of the Finance Committee of a large public technology company; Ms. Jacklin has experience as a financial services regulator including as U.S. Executive Director of the International Monetary Fund, which is responsible for ensuring the stability of the international monetary system, and as a financial services lawyer in private practice; Mr. Keith has experience as an executive of the Adviser with responsibility for, among other things, the AllianceBernstein Funds; Mr. Moody has experience as a certified public accountant including experience as Vice Chairman and U.S. and Global Investment Management Practice Partner for a major accounting firm, is a member of the governing council of an organization of independent directors of mutual funds, and has served as Chairman of the Audit Committee of most of the AllianceBernstein Funds since 2008; Mr. Turner has experience as a director (including as Chairman and Chief Executive officer of a number of companies) and as a venture capital investor including prior service as general partner of three institutional venture capital partnerships; and Mr. Weiner has experience as a securities lawyer whose practice includes registered investment companies and as Chairman, director or trustee of a number of boards, and has served as Chairman of the Governance and Nominating Committee of most of the AllianceBernstein Funds since 2007. The disclosure herein of a director's experience, qualifications, attributes and skills does not impose on such director any duties, obligations, or liability that are greater than the duties, obligations and liability imposed on such director as a member of the Boards and any committee thereof in the absence of such experience, qualifications, attributes and skills.

            Board Structure and Oversight Function. The Boards are responsible for oversight of the Funds. The Funds have engaged the Adviser to manage the Funds on a day-to-day basis. The Boards are responsible for overseeing the Adviser and the Funds' other service providers in the operations of the Funds in accordance with each Fund's investment objective and policies and otherwise in accordance with its prospectus, the requirements of the 1940 Act and other applicable Federal, state and other securities and other laws, and the Funds' charter and bylaws. The Boards typically meet in-person at regularly scheduled meetings eight times throughout the year. In addition, the Directors may meet in-person or by telephone at special meetings or on an informal basis at other times. The Independent Directors also regularly meet without the presence of any representatives of management. As described below, the Boards have established four standing committees - the Audit, Governance and Nominating, Independent Directors, and Fair Value Pricing Committees - and may establish ad hoc committees or working groups from time to time, to assist the Boards in fulfilling their oversight responsibilities. Each committee is composed exclusively of Independent Directors. The responsibilities of each committee, including its oversight responsibilities, are described further below. The Independent Directors have also engaged independent legal counsel, and may from time to time engage consultants and other advisors, to assist them in performing their oversight responsibilities.

            An Independent Director serves as Chairman of the Boards. The Chairman's duties include setting the agenda for each Board meeting in consultation with management, presiding at each Board meeting, meeting with management between Board meetings, and facilitating communication and coordination between the Independent Directors and management. The Directors have determined that the Boards' leadership by an Independent Director and its committees composed exclusively of Independent Directors is appropriate because they believe it sets the proper tone to the relationships between the Funds, on the one hand, and the Adviser and other service providers, on the other, and facilitates the exercise of the Boards' independent judgment in evaluating and managing the relationships. In addition, the Boards are required to have an Independent Director as Chairman pursuant to certain 2003 regulatory settlements involving the Adviser.

            Risk Oversight. The Funds are subject to a number of risks, including investment, compliance and operational risks. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers (depending on the nature of the risk), subject to supervision by the Adviser. The Boards have charged the Adviser and its affiliates with (i) identifying events or circumstances, the occurrence of which could have demonstrable and material adverse effects on the Funds; (ii) to the extent appropriate, reasonable or practicable, implementing processes and controls reasonably designed to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously, and to revise as appropriate, the processes and controls described in (i) and (ii) above.

            Risk oversight forms part of the Boards' general oversight of the Funds' investment program and operations and is addressed as part of various regular Board and committee activities. The Funds' investment management and business affairs are carried out by or through the Adviser and other service providers. Each of these persons has an independent interest in risk management but the policies and the methods by which one or more risk management functions are carried out may differ from the Funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. Oversight of risk management is provided by the Boards and the Audit Committee. The Directors regularly receive reports from, among others, management (including the Global Heads of Investment Risk and Trading Risk of the Adviser), each Fund's Senior Officer (who is also the Fund's chief compliance officer), the Fund's independent registered public accounting firm, counsel, and internal auditors for the Adviser, as appropriate, regarding risks faced by the Funds and the Adviser's risk management programs.

            Not all risks that may affect the Funds can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Funds' goals. As a result of the foregoing and other factors the Funds' ability to manage risk is subject to substantial limitations.

            The Boards have four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing, and Independent Directors Committees are identified above.

            The function of the Audit Committee is to assist the Boards in their oversight of the Funds' financial reporting process. The Audit Committees of the Boards met twice during each Fund's most recently completed fiscal year.

            The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Boards. The Governance and Nominating Committee of the Boards met four times during each Fund's most recently completed fiscal year.

            The Boards have adopted a charter for their Governance and Nominating Committee. Pursuant to the charter, the Committee assists the Boards in carrying out their responsibilities with respect to governance of a Fund and identifies, evaluates and selects and nominates candidates for that Board. The Committee may also set standards or qualifications for Directors and reviews at least annually the performance of each Director, taking into account factors such as attendance at meetings, adherence to Board policies, preparation for and participation at meetings, commitment and contribution to the overall work of the Board and its committees, and whether there are health or other reasons that might affect the Director's ability to perform his or her duties. The Committee may consider candidates as Directors submitted by a Fund's current Board members, officers, the Adviser, stockholders and other appropriate sources.

            The Governance and Nominating Committee will consider candidates for nomination as a Director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of a Fund's common stock or shares of beneficial interest for at least two years prior to the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Funds no less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Funds did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Funds begin to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Boards to be reasonably calculated to inform shareholders.

            Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Funds (as defined in the 1940 Act) and, if believed not to be an "interested person", information regarding the candidate that will be sufficient for the Funds to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Funds; (v) the class or series and number of all shares of a fund of the Funds owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Funds' record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

            The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Boards. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

            The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Funds, and the candidate's ability to qualify as an Independent Director or Director. When assessing a candidate for nomination, the Committee considers whether the individual's background, skills, and experience will complement the background, skills and experience of other nominees and will contribute to the diversity of the Board.

            The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Funds made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Funds' NAV by more than $0.01 per share. The Fair Value Pricing Committee of the Boards did not meet during each Fund's most recently completed fiscal year.

            The function of the Independent Directors Committee is to consider and take action on matters that the Boards or Committee believes should be addressed in executive session of the Independent Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee of the Boards met seven times during each Fund's most recently completed fiscal year.

            The dollar range of each Fund's securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.


                                            DOLLAR RANGE       DOLLAR RANGE
                        DOLLAR RANGE        OF EQUITY          OF EQUITY
                        OF EQUITY           SECURITIES IN      SECURITIES IN
                        SECURITIES IN       DISCOVERY          INTERNATIONAL
                        VALUE FUND AS OF    VALUE AS OF        VALUE AS OF
                        DECEMBER 31, 2011   DECEMBER 31, 2011  DECEMBER 31, 2011
                        -----------------   -----------------  -----------------


John H. Dobkin            None              None               None
Michael J. Downey         None              None               $10,001-$50,000
William H. Foulk, Jr.     $10,001-$50,000   $10,001-$50,000    $1-$10,000
D. James Guzy             None              None               None
Nancy P. Jacklin          None              None               None
Robert M. Keith           None              None               None
Garry L. Moody            None              $10,001-$50,000    None
Marshall C. Turner, Jr.   None              Over $100,000      None
Earl D. Weiner            $10,001-$50,000   $1-$10,000         None

                                                               DOLLAR RANGE
                                            DOLLAR RANGE       OF EQUITY
                        DOLLAR RANGE        OF EQUITY          SECURITIES IN
                        OF EQUITY           SECURITIES IN      CORE
                        SECURITIES IN       GROWTH AND         OPPORTUNITIES
                        GLOBAL VALUE AS OF  INCOME AS OF       AS OF
                        DECEMBER 31, 2011   DECEMBER 31, 2011  DECEMBER 31, 2011
                        -----------------   -----------------  -----------------

John H. Dobkin                None          $10,001-$50,000    None
Michael J. Downey             None          None               $10,001-$50,000
William H. Foulk, Jr.         None          None               None
D. James Guzy                 None          None               None
Nancy P. Jacklin              None          None               None
Robert M. Keith               None          None               None
Garry L. Moody                None          None               None
Marshall C. Turner, Jr.       None          None               None
Earl D. Weiner                None          None               None

                        DOLLAR RANGE        DOLLAR RANGE       DOLLAR RANGE
                        OF EQUITY           OF EQUITY          OF EQUITY
                        SECURITIES IN       SECURITIES IN      SECURITIES IN
                        BALANCED SHARES     EQUITY INCOME      GLOBAL REAL
                        AS OF               AS OF              ESTATE AS OF
                        DECEMBER 31, 2011   DECEMBER 31, 2011  DECEMBER 31, 2011
                        -----------------   -----------------  -----------------

John H. Dobkin                None          None               None
Michael J. Downey             None          None               None
William H. Foulk, Jr.         None          None               None
D. James Guzy                 None          None               None
Nancy P. Jacklin              None          $10,001-$50,000    None
Robert M. Keith               None          None               None
Garry L. Moody                None          $10,001-$50,000    $1-$10,000
Marshall C. Turner, Jr.       None          $10,001-$50,000    None
Earl D. Weiner                None          None               None

                                            DOLLAR RANGE
                                            OF EQUITY
                                            SECURITIES IN
                                            THE ALLIANCEBERNSTEIN
                                            FUND COMPLEX AS OF
                                            DECEMBER 31, 2011
                                            -----------------

John H. Dobkin                                 Over $100,000
Michael J. Downey                              Over $100,000
William H. Foulk, Jr.                          Over $100,000
D. James Guzy                                  Over $100,000
Nancy P. Jacklin                               Over $100,000
Robert M. Keith                                None
Garry L. Moody                                 Over $100,000
Marshall C. Turner, Jr.                        Over $100,000
Earl D. Weiner                                 Over $100,000

Officer Information
-------------------

Certain information concerning each Fund's officers is set forth below.

NAME, ADDRESS,*        POSITION(S) HELD        PRINCIPAL OCCUPATION
AND AGE                WITH FUND               DURING PAST 5 YEARS
---------------        ----------------        --------------------

All Funds
---------


Robert M. Keith,       President and Chief     See above.
51                     Executive Officer

Philip L. Kirstein,    Senior Vice President   Senior Vice President and
66                     and Independent         Independent Compliance Officer of
                       Compliance Officer      the AllianceBernstein Funds, with
                                               which he has been associated
                                               since October 2004. Prior
                                               thereto, he was Of Counsel to
                                               Kirkpatrick & Lockhart, LLP from
                                               October 2003 to October 2004, and
                                               General Counsel of Merrill Lynch
                                               Investment Managers, L.P. since
                                               prior to March 2003.

Emilie D. Wrapp,       Secretary               Senior Vice President, Assistant
56                                             General Counsel and Assistant
                                               Secretary of ABI**, with which
                                               she has been associated since
                                               prior to 2007.

Joseph J. Mantineo,    Treasurer and Chief     Senior Vice President of ABIS**,
52                     Financial Officer       with which he has been associated
                                               since prior to 2007.

Phyllis J. Clarke,     Controller              Vice President of ABIS**, with
51                                             which she has been associated
                                               since prior to 2007.

Value Fund
Discovery Value
International Value
Global Value
------------

Takeo Aso,             Senior Vice President   Senior Vice President of the
47                                             Adviser**, with which he has been
                                               associated since prior to 2007.
                                               He is also EAFE Director of Value
                                               Research and co-Director of
                                               Research for Japan Value Equities
                                               since 2012. Prior thereto,
                                               Director of Research for Japan
                                               Value Equities since prior to
                                               2007.

Sharon E. Fay,         Senior Vice President   Senior Vice President of the
51                                             Adviser**, and Chief Investment
                                               Officer of Global Value Equities
                                               since prior to 2007.

Avi Lavi,              Senior Vice President   Senior Vice President of the
45                                             Adviser**, with which he has been
                                               associated since prior to 2007.
                                               Global Director of Value Research
                                               since 2012 and Chief Investment
                                               Officer of UK and European Value
                                               Equities since prior to 2007.

James W. MacGregor,    Vice President          Senior Vice President of the
44                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Christopher W. Marx,   Vice President          Senior Vice President of the
44                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Joseph G. Paul,        Senior Vice President   Senior Vice President of the
52                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Greg L. Powell,        Vice President          Senior Vice President of the
53                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Kevin F. Simms,        Senior Vice President   Senior Vice President of the
45                                             Adviser**, with which he has been
                                               associated since prior to 2007.
                                               He is also Chief Investment
                                               Officer of International Value
                                               Equities since 2012 and was
                                               Co-CIO of the same service since
                                               prior to 2007.

Andrew J. Weiner,      Vice President          Senior Vice President of the
43                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Growth and Income
Core Opportunities
------------------

Frank V. Caruso,       Senior Vice President   Senior Vice President of the
55                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Balanced Shares
---------------

Frank V. Caruso,       Vice President          See above.
55

Paul J. DeNoon,        Vice President          Senior Vice President of the
49                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Vincent C. Dupont,     Vice President          Senior Vice President of the
49                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Shawn E. Keegan,       Vice President          Vice President of the Adviser**,
40                                             with which he has been associated
                                               since prior to 2007.

Alison M. Martier,     Vice President          Senior Vice President of the
55                                             Adviser**, with which she has
                                               been associated since prior to
                                               2007.

Douglas J. Peebles,    Vice President          Senior Vice President of the
46                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Greg J. Wilensky,      Vice President          Senior Vice President of the
44                                             Adviser**, with which he has been
                                               associated since prior to 2007.

Equity Income
-------------

Christopher W. Marx,   Vice President          See above.
44

Joseph G. Paul,        Vice President          See above.
52

Greg L. Powell,        Vice President          See above.
53

Global Real Estate
------------------

Eric J. Franco,        Vice President          Senior Vice President of the
51                                             Adviser**, with which he has been
                                               associated since prior to 2007.


--------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**    The Adviser, ABI and ABIS are affiliates of each Fund.

            The Funds do not pay any fees to, or reimburse expenses of, their Directors who are considered an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. The aggregate compensation paid to the Directors by each Fund for the fiscal year ended October 31, 2011 or November 30, 2011, as applicable, the aggregate compensation paid to each of the Directors during calendar year 2011 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors or Trustees serves as a director or trustee are set forth below. Neither the Funds nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.


                                       Aggregate
                         Aggregate     Compensation  Aggregate      Aggregate
                         Compensation  from          Compensation   Compensation
                         from Value    Discovery     International  from Global
Name of Director         Fund          Value         Value          Value
-----------------------  ------------  ------------  -------------  ------------


John H. Dobkin           $5,992        $5,992        $5,992         $5,992
Michael J. Downey        $5,992        $5,992        $5,992         $5,992
William H. Foulk, Jr.    $9,920        $9,920        $9,920         $9,920
D. James Guzy            $4,527        $4,527        $4,527         $4,527
Nancy P. Jacklin         $5,992        $5,992        $5,992         $5,992
Robert M. Keith          $    0        $    0        $    0         $    0
Garry L. Moody           $6,654        $6,654        $6,654         $6,654
Marshall C. Turner, Jr.  $5,992        $5,992        $5,992         $5,992
Earl D. Weiner           $6,416        $6,416        $6,416         $6,416

                         Aggregate     Aggregate     Aggregate      Aggregate
                         Compensation  Compensation  Compensation   Compensation
                         from Growth   from Core     from Balanced  from Equity
Name of Director         and Income    Opportunities Shares         Income
-----------------------  ------------  ------------- -------------  ------------

John H. Dobkin           $5,751        $5,992        $5,992         $5,751
Michael J. Downey        $5,750        $5,992        $5,992         $5,750
William H. Foulk, Jr.    $9,554        $9,920        $9,920         $9,554
D. James Guzy            $4,286        $4,527        $4,527         $4,286
Nancy P. Jacklin         $5,751        $5,992        $5,992         $5,751
Robert M. Keith          $    0        $    0        $    0         $    0
Garry L. Moody           $6,443        $6,654        $6,654         $6,443
Marshall C. Turner, Jr.  $5,751        $5,992        $5,992         $5,751
Earl D. Weiner           $6,172        $6,416        $6,416         $6,172

                         Aggregate Compensation from
Name of Director              Global Real Estate
-----------------------  ---------------------------

John H. Dobkin                       $5,992
Michael J. Downey                    $5,992
William H. Foulk, Jr.                $9,920
D. James Guzy                        $4,527
Nancy P. Jacklin                     $5,992
Robert M. Keith                      $    0
Garry L. Moody                       $6,654
Marshall C. Turner, Jr.              $5,992
Earl D. Weiner                       $6,416

                                                                   Total Number
                                              Total Number of      of Investment
                                              Investment           Portfolios
                          Total               Companies in the     within the
                          Compensation        AllianceBernstein    AllianceBernstein
                          from the            Fund Complex,        Fund Complex,
                          AllianceBernstein   Including the        Including the
                          Fund Complex,       Funds, as to which   Funds, as to which
                          Including           the Director is a    the Director is a
Name of Director          the Funds           Director or Trustee  Director or Trustee
----------------          ------------        -----------------    -------------------
John H. Dobkin            $252,000                    32                  102
Michael J. Downey         $252,000                    32                  102
William H. Foulk, Jr.     $493,700                    32                  102
D. James Guzy             $252,000                    32                  102
Nancy P. Jacklin          $252,000                    32                  102
Robert M. Keith           $      0                    32                  102
Garry L. Moody            $280,000                    32                  102
Marshall C. Turner, Jr.   $252,000                    32                  102
Earl D. Weiner            $270,000                    32                  102

            As of February 3, 2012, the Directors and officers of the Fund as a group owned less than 1% of the shares of each Fund.

Additional Information About the Funds' Portfolio Managers
----------------------------------------------------------

            VALUE FUND. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's U.S. Value Senior Investment Management Team. Mr. Christopher W. Marx, Mr. Joseph G. Paul and Mr. Greg L. Powell are the investment professionals(2) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(2) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 are set forth below:

                                            DOLLAR RANGES OF EQUITY
                                            SECURITIES IN THE FUND
                                            ----------------------
      Christopher W. Marx                            None
      Joseph G. Paul                                 None
      Greg L. Powell                                 None

            As of November 30, 2011, employees of the Adviser had approximately $7,149,585 invested in shares of the Fund and approximately $192,782,192 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------

                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                       Total       Total            Registered    Registered
                       Number of   Assets of        Investment    Investment
                       Registered  Registered       Companies     Companies
                       Investment  Investment       Managed with  Managed with
                       Companies   Companies        Performance-  Performance-
Portfolio Manager      Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Christopher W. Marx        69      $11,647,000,000           1    $3,282,000,000
Joseph G. Paul            194      $25,599,000,000           3    $5,407,000,000
Greg L. Powell            148      $22,434,000,000           3    $5,407,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
Christopher W. Marx            64     $  613,000,000       None         None
Joseph G. Paul                241     $6,002,000,000        4       $294,000,000
Greg L. Powell                228     $5,828,000,000        4       $294,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                        Total                       Other         Other
                        Number of                   Accounts      Accounts
                        Other      Total Assets of  Managed with  Managed with
                        Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager       Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Christopher W. Marx     30,594     $12,968,000,000          2     $   48,000,000
Joseph G. Paul          30,772     $33,457,000,000         14     $2,111,000,000
Greg L. Powell          30,763     $32,590,000,000         14     $2,111,000,000
--------------------------------------------------------------------------------


            DISCOVERY VALUE. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Small/Mid-Cap Value Senior Investment Management Team. Mr. James W. MacGregor, Mr. Joseph G. Paul, and Mr. Andrew J. Weiner are the investment professionals(3) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.


--------
(3) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 are set forth below:

                                 DOLLAR RANGES OF EQUITY
                                SECURITIES IN THE FUND(4)
                                -------------------------

      James W. MacGregor(5)              $1-$10,000
      Joseph G. Paul                        None
      Andrew J. Weiner                      None

--------
(4) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

(5) For information presented as of the fiscal year ended November 30, 2011, with respect to Mr. MacGregor, if unvested shares awarded for calendar year 2011 and previous years under the Plan were included, the range would be $10,001-$50,000.

            As of November 30, 2011, employees of the Adviser had approximately $5,366,150 invested in shares of the Fund and approximately $192,782,192 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------

                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                       Total       Total            Registered    Registered
                       Number of   Assets of        Investment    Investment
                       Registered  Registered       Companies     Companies
                       Investment  Investment       Managed with  Managed with
                       Companies   Companies        Performance-  Performance-
Portfolio Manager      Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
James W. MacGregor         148     $21,438,000,000        3       $5,407,000,000
Joseph G. Paul             194     $24,593,000,000        3       $5,407,000,000
Andrew J. Weiner            69     $10,651,000,000        1       $3,282,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
James W. MacGregor          228     $5,828,800,000          4       $294,000,000
Joseph G. Paul              241     $6,002,000,000          4       $294,000,000
Andrew J. Weiner             64     $  613,000,000         None          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                        Total                       Other         Other
                        Number of                   Accounts      Accounts
                        Other      Total Assets of  Managed with  Managed with
                        Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager       Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
James W. MacGregor      30,763     $32,590,000,000        14      $2,111,000,000
Joseph G. Paul          30,772     $33,457,000,000        14      $2,111,000,000
Andrew J. Weiner        30,594     $12,968,000,000         2      $   48,000,000
--------------------------------------------------------------------------------

            INTERNATIONAL VALUE. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's International Value Senior Investment Management Team. Mr. Takeo Aso, Ms. Sharon E. Fay, Mr. Avi Lavi and Mr. Kevin F. Simms are the investment professionals(6) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(6) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 are set forth below:

                                          DOLLAR RANGES OF EQUITY
                                         SECURITIES IN THE FUND(7)
                                         -------------------------

      Takeo Aso                                    None
      Sharon E. Fay                                None
      Avi Lavi                                     None
      Kevin F. Simms(8)                         $1-$10,000

--------
(7) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

(8) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

            Overall, as of November 30, 2011, employees of the Adviser had approximately $6,693,495 invested in shares of the Fund and approximately $192,782,192 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------

                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                       Total       Total            Registered    Registered
                       Number of   Assets of        Investment    Investment
                       Registered  Registered       Companies     Companies
                       Investment  Investment       Managed with  Managed with
                       Companies   Companies        Performance-  Performance-
Portfolio Manager      Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Takeo Aso                   81     $10,947,000,000        2       $2,124,000,000
Sharon E. Fay              163     $25,030,000,000        3       $5,407,000,000
Avi Lavi                    80     $10,791,000,000        2       $2,124,000,000
Kevin F. Simms             211     $24,858,000,000        3       $5,407,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                   Total
                                                     Number of     Assets of
                          Total       Total          Other         Other
                          Number of   Assets of      Pooled        Pooled
                          Other       Other          Investment    Investment
                          Pooled      Pooled         Vehicles      Vehicles
                          Investment  Investment     Managed with  Managed with
                          Vehicles    Vehicles       Performance-  Performance-
Portfolio Manager         Managed     Managed        based Fees    based Fees
-------------------------------------------------------------------------------
Takeo Aso                   176     $ 7,131,000,000         5      $518,000,000
Sharon E. Fay               282     $12,194,000,000        11      $995,000,000
Avi Lavi                    167     $ 5,342,000,000         4      $294,000,000
Kevin F. Simms              330     $10,443,000,000         7      $792,000,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                        Total                       Other         Other
                        Number of                   Accounts      Accounts
                        Other      Total Assets of  Managed with  Managed with
                        Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager       Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Takeo Aso                  204     $22,422,000,000        15      $2,438,000,000
Sharon E. Fay           30,898     $48,038,000,000        33      $4,888,000,000
Avi Lavi                   189     $21,918,000,000        15      $2,181,000,000
Kevin F. Simms          30,850     $44,485,000,000        25      $4,108,000,000
--------------------------------------------------------------------------------

            GLOBAL VALUE. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Global Value Senior Investment Management Team. Mr. Takeo Aso, Ms. Sharon E. Fay, Mr. Avi Lavi and Mr. Kevin F. Simms, are the investment professionals(9) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(9) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 are set forth below:

                                          DOLLAR RANGES OF EQUITY
                                         SECURITIES IN THE FUND(10)
                                         --------------------------

            Takeo Aso                               None
            Sharon E. Fay(11)                    $1-$10,000
            Avi Lavi                                None
            Kevin F. Simms(11)                $10,001 to $50,000

--------
(10) The ranges presented above include vested shares awarded under the Adviser's Plan Compensation Plan (the "Plan").

(11) For information presented as of the fiscal year ended November 30, 2011, with respect to each of Ms. Fay and Mr. Simms if unvested shares for calendar year 2011 and previous years under the Plan were included, the range would be over $100,000 and over $100,000, respectively.

            As of November 30, 2011, employees of the Adviser had approximately $13,572,021 invested in shares of the Fund and approximately $192,782,192 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------

                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                       Total       Total            Registered    Registered
                       Number of   Assets of        Investment    Investment
                       Registered  Registered       Companies     Companies
                       Investment  Investment       Managed with  Managed with
                       Companies   Companies        Performance-  Performance-
Portfolio Manager      Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Takeo Aso                   81    $10,947,000,000         2       $2,124,000,000
Sharon E. Fay              163    $26,192,000,000         3       $5,407,000,000
Avi Lavi                    80    $10,791,000,000         2       $2,124,000,000
Kevin F. Simms             211    $24,858,000,000         3       $5,407,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
Takeo Aso                   176     $ 7,131,000,000         5       $518,000,000
Sharon E. Fay               282     $12,194,000,000        11       $995,000,000
Avi Lavi                    167     $ 5,342,000,000         4       $294,000,000
Kevin F. Simms              330     $10,443,000,000         7       $792,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                 Total
                                                   Number of     Assets of
                       Total                       Other         Other
                       Number of                   Accounts      Accounts
                       Other      Total Assets of  Managed with  Managed with
                       Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager      Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Takeo Aso                 204     $22,422,000,000        15      $2,438,000,000
Sharon E. Fay          30,893     $48,038,000,000        33      $4,888,000,000
Avi Lavi                  189     $21,918,000,000        15      $2,181,000,000
Kevin F. Simms         30,850     $44,485,000,000        25      $4,108,000,000
--------------------------------------------------------------------------------

            GROWTH AND INCOME. Mr. Frank V. Caruso is the investment professional(12) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(12) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            As of the Fund's fiscal year ended October 31, 2011, Mr. Caruso did not own either directly or beneficially any of the Fund's securities.

            As of October 31, 2011, employees of the Adviser had approximately $2,735,315 invested in shares of the Fund and approximately $195,883,217 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Mr. Caruso also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended October 31, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                    Total
                                              Number of             Assets of
                                              Registered            Registered
Total Number           Total Assets           Investment            Investment
of Registered          of Registered          Companies             Companies
Investment             Investment             Managed with          Managed with
Companies              Companies              Performance-          Performance-
Managed                Managed                based Fees            based Fees
--------------------------------------------------------------------------------
   5                   $2,057,000,000              None                  None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
   2                   $9,000,000                  None                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                             Total Assets
                                        Number of Other      of Other
Total Number of     Total Assets of     Accounts Managed     Accounts Managed
Other Accounts      Other Accounts      with Performance-    with Performance-
Managed             Managed             based Fees           based Fees
--------------------------------------------------------------------------------
   14               $347,000,000             None                   None
--------------------------------------------------------------------------------

            CORE OPPORTUNITIES. Mr. Frank V. Caruso is the investment professional(13) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses. As of the Fund's fiscal year ended November 30, 2011, Mr. Caruso did not own directly or beneficially any of the Fund's securities.

--------
(13) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            As of November 30, 2011, employees of the Adviser had approximately $192,782,192 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Mr. Caruso also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                    Total
                                              Number of             Assets of
                                              Registered            Registered
Total Number           Total Assets           Investment            Investment
of Registered          of Registered          Companies             Companies
Investment             Investment             Managed with          Managed with
Companies              Companies              Performance-          Performance-
Managed                Managed                based Fees            based Fees
--------------------------------------------------------------------------------
   5                   $3,224,000,000            None                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------
                                                                    Total
                                              Number of             Assets of
                                              Other                 Other
Total Number           Total Assets           Pooled                Pooled
of Other               of Other               Investment            Investment
Pooled                 Pooled                 Vehicles              Vehicles
Investment             Investment             Managed with          Managed with
Vehicles               Vehicles               Performance-          Performance-
Managed                Managed                based Fees            based Fees
--------------------------------------------------------------------------------
   2                   $9,000,000                 None                  None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                             Total Assets
                                        Number of Other      of Other
Total Number of     Total Assets of     Accounts Managed     Accounts Managed
Other Accounts      Other Accounts      with Performance-    with Performance-
Managed             Managed             based Fees           based Fees
--------------------------------------------------------------------------------
    14              $347,000,000             None                 None
--------------------------------------------------------------------------------

            BALANCED SHARES. The management of, and investment decisions for, Balanced Shares are made by the Adviser's Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the Adviser's U.S. Investment Grade Core Fixed-Income Team. Each Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

            While the members of the Balanced Shares Investment Team work jointly to determine the Fund's investment strategy, as of April 1, 2007, Mr. Frank Caruso, CFA, who is team leader of U.S. Growth Equities is responsible for the day-to-day management of the equity component of the Fund's portfolio. The debt component of the Fund is managed by the U.S. Investment Grade Core Fixed-Income Team. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

            The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 is set forth below:

                                 DOLLAR RANGE OF EQUITY
                                 SECURITIES IN THE FUND
                                 ----------------------

Frank V. Caruso                           None
Paul J. DeNoon                            None
Shawn E. Keegan                           None
Alison M. Martier                         None
Douglas J. Peebles                        None
Greg J. Wilensky                          None

            As of November 30, 2011, employees of the Adviser had approximately $192,782,192 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                    Total
                                                      Number of     Assets of
                         Total       Total            Registered    Registered
                         Number of   Assets of        Investment    Investment
                         Registered  Registered       Companies     Companies
                         Investment  Investment       Managed with  Managed with
                         Companies   Companies        Performance-  Performance-
Portfolio Manager        Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Frank V. Caruso                5     $ 2,936,000,000       None          None
Paul J. DeNoon               113     $24,011,000,000       None          None
Shawn E. Keegan               92     $10,279,000,000       None          None
Alison M. Martier             53     $ 9,531,000,000       None          None
Douglas J. Peebles           113     $24,156,000,000       None          None
Greg J. Wilensky             140     $10,786,000,000       None          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
Frank V. Caruso               2     $     9,000,000       None          None
Paul J. DeNoon               90     $30,177,000,000       None          None
Shawn E. Keegan              85     $14,171,000,000       None          None
Alison M. Martier            42     $   188,000,000       None          None
Douglas J. Peebles          132     $47,219,000,000         1       $126,000,000
Greg J. Wilensky             61     $   216,000,000       None          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                        Total                       Other         Other
                        Number of                   Accounts      Accounts
                        Other      Total Assets of  Managed with  Managed with
                        Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager       Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Frank V. Caruso              14    $   347,000,000      None           None
Paul J. DeNoon              140    $32,801,000,000       5        $2,218,000,000
Shawn E. Keegan             194    $57,663,000,000       4        $2,437,000,000
Alison M. Martier            67    $ 6,440,000,000       1        $  136,000,000
Douglas J. Peebles          308    $88,894,000,000       9        $4,828,100,000
Greg J. Wilensky             70    $ 6,516,000,000       1        $  136,000,000
--------------------------------------------------------------------------------

            EQUITY INCOME. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's U.S. Equity Senior Investment Management Team. Mr. Christopher W. Marx, Mr. Joseph G. Paul and Mr. Greg L. Powell are the investment professionals(14) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(14) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 is set forth below:

                                              DOLLAR RANGE OF EQUITY
                                              SECURITIES IN THE FUND
                                              ----------------------

            Christopher W. Marx                        None
            Joseph G. Paul                             None
            Greg L. Powell                             None

            As of November 30, 2011, employees of the Adviser had approximately $192,782,192, invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                       Total       Total            Registered    Registered
                       Number of   Assets of        Investment    Investment
                       Registered  Registered       Companies     Companies
                       Investment  Investment       Managed with  Managed with
                       Companies   Companies        Performance-  Performance-
Portfolio Manager      Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Christopher W. Marx         69     $11,680,000,000       1        $3,282,000,000
Joseph G. Paul             194     $25,623,000,000       3        $5,407,000,000
Greg L. Powell             148     $22,467,000,000       3        $5,407,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
Christopher W. Marx           64     $  613,000,000      None          None
Joseph G. Paul               241     $6,002,000,000        4        $294,000,000
Greg L. Powell               228     $5,828,000,000        4        $294,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                        Total                       Other         Other
                        Number of                   Accounts      Accounts
                        Other      Total Assets of  Managed with  Managed with
                        Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager       Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Christopher W. Marx     30,594     $12,968,000,000       2        $   48,000,000
Joseph G. Paul          30,772     $33,457,000,000      14        $2,111,000,000
Greg L. Powell          30,763     $32,590,000,000      14        $2,111,000,000
--------------------------------------------------------------------------------

            GLOBAL REAL ESTATE. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Global REIT Senior Investment Management Team. Mr. Eric J. Franco is the investment professional(15) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectus.

--------
(15) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2011 is set forth below:

                                          DOLLAR RANGE OF EQUITY
                                          SECURITIES IN THE FUND
                                          ----------------------

            Eric J. Franco                         None

            As of November 30, 2011, employees of the Adviser had approximately $192,782,192 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                 Total
                                                   Number of     Assets of
                      Total       Total            Registered    Registered
                      Number of   Assets of        Investment    Investment
                      Registered  Registered       Companies     Companies
                      Investment  Investment       Managed with  Managed with
                      Companies   Companies        Performance-  Performance-
Portfolio Manager     Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Eric J. Franco             24     $9,325,000,000        1        $1,564,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                          Total       Total          Other          Other
                          Number of   Assets of      Pooled         Pooled
                          Other       Other          Investment     Investment
                          Pooled      Pooled         Vehicles       Vehicles
                          Investment  Investment     Managed with   Managed with
                          Vehicles    Vehicles       Performance-   Performance-
Portfolio Manager         Managed     Managed        based Fees     based Fees
--------------------------------------------------------------------------------
Eric J. Franco                115     $2,869,000,000     None           None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               OTHER ACCOUNTS

--------------------------------------------------------------------------------
                                                                    Total
                                                      Number of     Assets of
                          Total                       Other         Other
                          Number of                   Accounts      Accounts
                          Other      Total Assets of  Managed with  Managed with
                          Accounts   Other Accounts   Performance-  Performance-
Portfolio Manager         Managed    Managed          based Fees    based Fees
--------------------------------------------------------------------------------
Eric J. Franco                 65    $6,632,000,000        3        $543,000,000
--------------------------------------------------------------------------------


Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

            As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

            Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

            Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional who manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

            Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

            The Adviser's procedures are also designed to address potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

            To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------


            The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals for the Fund do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:


            (i) Fixed base salary: The base salary is a fixed cash amount within a similar range for all senior investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

            (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.


            (iii) Discretionary incentive compensation in the form of awards under the Adviser's Incentive Compensation Award Plan ("deferred awards"):
Discretionary incentive compensation in the form of awards under the Adviser's Incentive Compensation Award Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards vest over a four-year period and are forfeited if the employee resigns and then competes with the Adviser. Deferred awards are in the form of restricted grants of the Adviser's Master Limited Partnership Units and award recipients have the ability to receive a portion of their awards (no more than half up to a certain cap) in deferred cash.


            (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan:
The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.



--------------------------------------------------------------------------------

                             EXPENSES OF THE FUNDS

--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

            Each Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Fund's principal underwriter, to permit ABI to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class B shares, Class C shares, Class R shares and Class K shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act (each a "Plan" and collectively, the "Plans").

            In approving the Plan, the Directors determined that there was a reasonable likelihood that the Plan would benefit each Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

            The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            The Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods provided that such continuance is specifically approved at least annually by a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto (the "Qualified Directors") and by a vote of a majority of the entire Board at a meeting called for that purpose. Most recently the Directors approved the continuance of the Plans for an additional annual term at their meetings held on May 3-5, 2011.

            All material amendments to the Plans will become effective only upon approval as provided in the preceding paragraph; and the Plans may not be amended in order to increase materially the costs that a Fund may bear pursuant to the Plans without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. An Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the Qualified Directors or (b) by ABI. To terminate an Agreement, any party must give the other parties 60 days' written notice; to terminate the Plans only, a Fund is not required to give prior notice to ABI. The Agreements will terminate automatically in the event of their assignment. The Plans are of a type known as a "reimbursement plan", which means that they reimburse the distributor for the actual costs of services rendered.

            In the event that the Plans are terminated by either party or not continued with respect to the Class A shares, Class B shares, Class C shares, Class R shares or Class K shares of a Fund, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by that Fund to ABI with respect to that class and (ii) that Fund would not be obligated to pay ABI for any amounts expended under the Plans not previously recovered by ABI from distribution services fees in respect of shares of such class or through deferred sales charges.

            Distribution services fees are accrued daily and paid monthly and charged as expenses of each Fund as accrued. The distribution services fees attributable to the Class B, Class C, Class R and Class K shares of each Fund are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and respective distribution services fee on the Class B shares and Class C shares of each Fund and the distribution services fees on the Class R shares and the Class K shares of each Fund are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares of each Fund in that in each case the sales charge and/or distribution services fee provides for the financing of the distribution of the relevant class of the relevant Fund's shares.

            With respect to Class A shares of each Fund, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from a Fund in subsequent fiscal years. ABI's compensation with respect to Class B, Class C, Class R and Class K shares of each Fund under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class B, Class C, Class R and Class K shares of each Fund for any given year, however, will probably exceed the distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B, Class C, Class R and Class K shares of each Fund, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares of each Fund, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, with respect to Class A shares, the distribution services fees for expenditures payable to ABI were as follows:


                                            Percentage per
                           Distribution     annum of the       Payments made by
                           services         aggregate average  the Adviser from
                           fees for         daily net assets   its own resources
                           expenditures     attributable to    with respect to
Fund                       payable to ABI   Class A shares     Class A shares
----                       --------------   --------------     ---------------


Growth and Income            $3,123,138           0.28%            $960,130
Value                        $  208,608           0.30%            $$42,578
Discovery Value              $1,857,657           0.30%            $791,408
International Value          $2,287,018           0.30%            $740,008
Global Value                 $   71,787           0.30%            $142,577
Core Opportunities           $  207,732           0.30%            $251,015
Balanced Shares              $1,150,473           0.29%            $580,265
Equity Income                $  480,346           0.30%            $400,889
Global Real Estate           $  233,339           0.30%            $203,395

            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, expenses incurred by each Fund and costs allocated to each Fund in connection with activities primarily intended to result in the sale of Class A shares were as follows:



                             Growth                                Inter-                  Core                              Global
Category of                   and                   Discovery     national     Global    Opportun-   Balanced     Equity      Real
  Expense                    Income       Value       Value         Value       Value      ities      Shares      Income     Estate
-----------                ----------    --------   ----------   ----------   --------   --------   ----------   --------   --------

Advertising/                       $0          $0           $0           $0         $0         $0           $0         $0         $0
Marketing

Printing and                   $4,644        $411       $2,488       $4,097       $497     $1,046       $2,505       $978       $841
Mailing of
Prospectuses
and Semi-Annual
and Annual
Reports to
Other than
Current
Shareholders

Compensation to              $368,517     $13,268     $179,940     $255,714    $61,251   $101,857     $201,930    $89,509    $80,482
Underwriters

Compensation to            $3,196,831    $215,081   $1,919,351   $2,300,247    $69,911   $213,468   $1,194,277   $555,572   $238,611
Dealers

Compensation to               $44,495      $5,428     $314,223     $137,459     $4,385    $10,376      $69,055   $120,096    $13,054
Sales Personnel

Interest,                          $0          $0           $0           $0         $0         $0           $0         $0         $0
Carrying
or Other
Financing Charges

Other (Includes              $468,781     $17,018     $233,063     $329,509    $78,320   $132,000     $262,971   $115,080   $103,746
Personnel costs
of those home
office employees
involved in the
distribution
effort and the
travel-related
expenses
incurred by
the marketing
personnel
conducting
seminars)

Totals                     $4,083,268    $251,186   $2,649,065   $3,027,026   $214,364   $458,747   $1,730,738   $881,235   $436,734


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, with respect to Class B shares, the distribution services fees for expenditures payable to ABI were as follows:


                                                               Amounts used
                                            Percentage per     to offset
                           Distribution     annum of the       the distribution
                           services         aggregate average  service fees paid
                           fees for         daily net assets   in prior years
                           expenditures     attributable to    with respect to
Fund                       payable to ABI   Class B shares     Class B shares
----                       --------------   --------------     ---------------


Growth and Income                $814,418          1.00%             $456,241
Value(1)                         $ 25,218          0.30%             $ 54,507
Discovery Value*(2)              $113,528          0.30%             $      0
International Value              $444,326          1.00%             $326,478
Global Value                     $ 31,097          1.00%             $ 15,705
Core Opportunities(3)            $ 57,385          0.40%             $  5,357
Balanced Shares                  $679,252          1.00%             $440,318
Equity Income                    $137,040          1.00%             $ 96,419
Global Real Estate               $ 57,677          1.00%             $ 35,197

--------
* The Adviser paid $24,927 from its own resources with respect to Class B for the Discovery Value Fund.

(1)   Net of $58,843, which was waived by the distributor.
(2)   Net of $305,144, which was waived by the distributor.
(3)   Net of $86,079, which was waived by the distributor.


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, expenses incurred by each Fund and costs allocated to each Fund in connection with activities primarily intended to result in the sale of Class B shares were as follows:



                             Growth                                Inter-                  Core                              Global
Category of                   and                   Discovery     national     Global    Opportun-   Balanced     Equity      Real
  Expense                    Income       Value       Value         Value       Value      ities      Shares      Income     Estate
-----------                ----------    --------   ----------   ----------   --------   --------   ----------   --------   --------

Advertising/                          $0          $0          $0          $0         $0         $0          $0         $0         $0
Marketing

Printing and                         $30          $4          $3          $5         $1        $13         $29         $1         $9
Mailing of
Prospectuses
and Semi-Annual
and Annual
Reports to
Other than
Current
Shareholders

Compensation to                  $26,225        $524        $466      $1,520     $1,703     $3,051      $5,917       $359     $1,137
Underwriters

Compensation to                 $295,502     $28,173    $136,575    $113,875    $11,425    $44,812    $224,071    $39,544    $19,695
Dealers

Compensation to                   $3,041        $183        $807        $550        $97       $252      $1,397       $263       $184
Sales Personnel

Interest,                             $0          $0          $0          $0         $0         $0          $0         $0         $0
Carrying
or Other
Financing Charges

Other (Includes                  $33,379        $670        $604      $1,899     $2,166     $3,902      $7,520       $454     $1,460
Personnel costs
of those home
office employees
involved in the
distribution
effort and the
travel-related
expenses
incurred by
the marketing
personnel
conducting
seminars)

Totals                          $358,177     $29,554    $138,455    $117,849    $15,392    $52,030    $238,934    $40,621    $22,485


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, with respect to Class C shares, the distribution services fees for expenditures payable to ABI were as follows:


                                            Percentage per
                           Distribution     annum of the       Payments made by
                           services         aggregate average  the Adviser from
                           fees for         daily net assets   its own resources
                           expenditures     attributable to    with respect to
Fund                       payable to ABI   Class C shares     Class C shares
----                       --------------   --------------     ---------------


Growth and Income              $1,848,133            1.00%           $112,665
Value                          $  203,781            1.00%           $ 12,857
Discovery Value                $1,556,372            1.00%           $113,004
International Value            $1,867,426            1.00%           $114,192
Global Value                   $   57,494            1.00%           $ 10,871
Core Opportunities             $  183,545            1.00%           $ 72,304
Balanced Shares                $  734,267            1.00%           $ 71,340
Equity Income                  $  405,504            1.00%           $137,178
Global Real Estate             $  206,384            1.00%           $ 43,909

            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, expenses incurred by each Fund and costs allocated to each Fund in connection with activities primarily intended to result in the sale of Class C shares were as follows:



                             Growth                                Inter-                  Core                              Global
Category of                   and                   Discovery     national     Global    Opportun-   Balanced     Equity      Real
  Expense                    Income       Value       Value         Value       Value      ities      Shares      Income     Estate
-----------                ----------    --------   ----------   ----------   --------   --------   ----------   --------   --------

Advertising/                       $0          $0            $0            $0         $0         $0         $0         $0         $0
Marketing

Printing and                      $21          $8          $157          $137         $9       $113        $73        $94       $128
Mailing of
Prospectuses
and Semi-Annual
and Annual
Reports to
Other than
Current
Shareholders

Compensation to               $26,303      $1,539       $24,048       $22,288     $4,225    $26,769    $18,050    $18,247    $14,624
Underwriters

Compensation to            $1,898,020    $212,416    $1,573,236    $1,920,495    $58,445   $192,944   $760,982   $476,597   $214,282
Dealers

Compensation to                $3,153        $663       $40,812       $10,288       $303     $2,304     $3,771    $24,207     $2,674
Sales Personnel

Interest,                          $0          $0            $0            $0         $0         $0         $0         $0         $0
Carrying
or Other
Financing
Charges

Other (Includes               $33,301      $2,012       $31,123       $28,410     $5,383    $33,719    $22,731    $23,537    $19,035
Personnel costs
of those home
office employees
involved in the
distribution
effort and the
travel-related
expenses
incurred by
the marketing
personnel
conducting
seminars)

Totals                     $1,960,798    $216,638    $1,669,376    $1,981,618    $68,365   $255,849   $805,607   $542,682   $250,743


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, with respect to Class R shares, the distribution services fees for expenditures payable to ABI were as follows:


                                            Percentage per
                           Distribution     annum of the       Payments made by
                           services         aggregate average  the Adviser from
                           fees for         daily net assets   its own resources
                           expenditures     attributable to    with respect to
Fund                       payable to ABI   Class R shares     Class R shares
----                       --------------   --------------     --------------


Growth and Income                $ 13,224          0.50%             $ 27,825
Value                            $ 16,150          0.50%             $  6,784
Discovery Value                  $547,923          0.50%             $243,056
International Value              $304,548          0.50%             $135,071
Global Value                     $  6,887          0.50%             $ 15,132
Core Opportunities               $  1,849          0.50%             $ 11,494
Balanced Shares                  $ 33,982          0.50%             $ 22,943
Equity Income                    $ 21,483          0.50%             $ 16,203
Global Real Estate               $ 34,141          0.50%             $ 57,295

            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, expenses incurred by each Fund and costs allocated to each Fund in connection with activities primarily intended to result in the sale of Class R shares were as follows:



                             Growth                                Inter-                  Core                              Global
Category of                   and                   Discovery     national     Global    Opportun-   Balanced     Equity      Real
  Expense                    Income       Value       Value         Value       Value      ities      Shares      Income     Estate
------                     ----------    --------   ----------   ----------   --------   --------   ----------   --------   --------

Advertising/                         $0          $0           $0           $0         $0         $1         $0         $0         $0
Marketing

Printing and                        $20         $10         $384         $268        $16        $81        $32        $29       $149
Mailing of
Prospectuses
and Semi-Annual
and Annual
Reports to
Other than
Current
Shareholders

Compensation to                 $11,372      $2,059      $46,891      $39,568     $5,960     $4,398     $8,183     $3,806    $21,718
Underwriters

Compensation to                 $14,249     $17,420     $597,989     $328,215     $7,682     $1,944    $36,919    $23,860    $37,851
Dealers

Compensation to                  $1,054        $790      $84,810      $20,644       $444       $789     $1,573     $5,043     $3,787
Sales Personnel

Interest,                            $0          $0           $0           $0         $0         $0         $0         $0         $0
Carrying
or Other
Financing
Charges

Other (Includes                 $14,354      $2,655      $60,905      $50,924     $7,917     $6,130    $10,218     $4,948    $27,931
Personnel costs
of those home
office employees
involved in the
distribution
effort and the
travel-related
expenses
incurred by
the marketing
personnel
conducting
seminars)

Totals                          $41,049     $22,934     $790,979     $439,619    $22,019    $13,343    $56,925    $37,686    $91,436


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, with respect to Class K shares, the distribution services fees for expenditures payable to ABI were as follows:


                                            Percentage per
                           Distribution     annum of the       Payments made by
                           services         aggregate average  the Adviser from
                           fees for         daily net assets   its own resources
                           expenditures     attributable to    with respect to
Fund                       payable to ABI   Class K shares     Class K shares
----                       --------------   --------------     --------------


Growth and Income                $  7,506          0.25%             $  8,060
Value                            $ 12,692          0.25%             $  3,684
Discovery Value                  $105,418          0.25%             $ 61,799
International Value              $227,316          0.25%             $159,581
Global Value                     $  4,078          0.25%             $ 15,227
Core Opportunities               $  1,083          0.25%             $  1,511
Balanced Shares                  $  6,801          0.25%             $  9,292
Equity Income                    $  5,565          0.25%             $ 15,582
Global Real Estate               $ 19,869          0.25%             $ 22,525

            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, expenses incurred by each Fund and costs allocated to each Fund in connection with activities primarily intended to result in the sale of Class K shares were as follows:



                             Growth                                Inter-                  Core                              Global
Category of                   and                   Discovery     national     Global    Opportun-   Balanced     Equity      Real
  Expense                    Income       Value       Value         Value       Value      ities      Shares      Income     Estate
------                     ----------    --------   ----------   ----------   --------   --------   ----------   --------   --------

Advertising/                         $0          $0           $0           $0          $0        $0         $0         $0         $0
Marketing

Printing and                         $4          $6         $108         $198         $14        $5        $29        $20        $54
Mailing of
Prospectuses
and Semi-Annual
and Annual
Reports to
Other than
Current
Shareholders

Compensation to                  $3,067      $1,127      $11,658      $41,818      $6,293      $602     $3,085     $5,153     $8,696
Underwriters

Compensation to                  $8,323     $13,386     $121,570     $271,137      $4,198    $1,130     $8,092     $6,532    $20,937
Dealers

Compensation to                    $302        $419      $18,733      $19,895        $516       $69       $866     $3,048     $1,498
Sales Personnel

Interest,                            $0          $0           $0           $0          $0        $0         $0         $0         $0
Carrying
or Other
Financing
Charges

Other (Includes                  $3,870      $1,438      $15,148      $53,849      $8,284      $788     $4,021     $6,394    $11,209
Personnel costs
of those home
office employees
involved in the
distribution
effort and the
travel-related
expenses
incurred by
the marketing
personnel
conducting
seminars)

Totals                          $15,566     $16,376     $167,217     $386,897     $19,305    $2,594    $16,093    $21,147    $42,394


            During the fiscal year ended October 31, 2011, for the Growth and Income Fund and during the fiscal year ended November 30, 2011, for the Value Fund, Discovery Value Fund, International Value Fund, Global Value Fund, Core Opportunities Fund, Balanced Shares Fund, Equity Income Fund and Global Real Estate Fund, unreimbursed distribution expenses incurred and carried over for reimbursement in future years in respect of the Class B, Class C, Class R and Class K shares of each Fund were as follows:

--------------------------------------------------------------------------------
                      AMOUNT OF UNREIMBURSED DISTRIBUTION EXPENSES CARRIED OVER
                      (AS A PERCENTAGE OF THE CLASS' NET ASSETS)
--------------------------------------------------------------------------------
                      CLASS B       CLASS C       CLASS R      CLASS K
--------------------------------------------------------------------------------
Value Fund            $484,777      $845,879      $123,829     $51,289
                      (8.03%)       (4.99%)       (4.26%)      (1.09%)

Discovery Value       $129,712      $2,456,640    $1,030,295   $318,798
                      (0.42%)       (1.79%)       (0.95%)      (0.82%)

International Value   $1,878,723    $5,912,964    $2,018,746   $2,253,391
                      (6.36%)       (4.56%)       (4.63%)      (5.86%)

Global Value          $77,265       $485,114      $166,626     $40,947
                      (3.51%)       (11.19%)      (14.77%)     (3.94%)

Growth and Income     $20,553,666   $10,339,655   $180,026     $59,678
                      (32.83%)      (6.06%)       (7.38%)      (2.12%)

Core Opportunities    $77,837       $1,718,806    $175,211     $32,536
                      (0.83%)       (9.54%)       (23.85%)     (7.49%)

Balanced Shares       $1,337,747    $3,095,351    $363,689     $229,372
                      (2.63%)       (4.55%)       (6.85%)      (7.85%)

Equity Income         $5,999,541    $2,351,283    $101,003     $111,307
                      (50.64%)      (4.95%)       (1.65%)      (3.92%)

Global Real Estate    $9,019,008    $2,167,051    $202,123     $96,126
                      (210.51%)     (12.21%)      (3.39%)      (1.40%)
--------------------------------------------------------------------------------


Transfer Agency Agreement
-------------------------


            ABIS, an indirect wholly-owned subsidiary of the Adviser, located principally at 8000 IH 10 W, 4th Floor, San Antonio, Texas, 78230, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of each Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares of each Fund is higher than the transfer agency fee with respect to the Class A, Class R, Class K, Class I and Advisor Class shares of each Fund, reflecting the additional costs associated with the Class B and Class C CDSC. For the fiscal year ended October 31, 2011 for Growth and Income and for the fiscal year ended November 30, 2011 for Value Fund, Discovery Value, International Value, Global Value, Core Opportunities, Balanced Shares, Equity Income and Global Real Estate, the Fund paid ABIS $1,918,836, $333,599, $884,057, $1,591,888, $57,726, $152,436, $485,550,
$182,865, and $134,734, respectively, for transfer agency services.


            ABIS acts as the transfer agent for each Fund. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

            Many Fund shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, a Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. Each Fund, ABI and/or the Adviser pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per share customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by a Fund, they are included in the Funds' Prospectus in the Fund expense tables under "Fees and Expenses of the Fund". In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

            Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds".

            Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares are only issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund's Automatic Investment Program for accounts that established the Program prior to January 31, 2009, or
(iv) for purchase of additional Class B shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009.

General
-------

            Shares of each Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"),to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares"), or, to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund. All classes of shares of the Funds, except Class I and Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of a Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority (FINRA) and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with ABI ("selected agents") and (iii) ABI.

            Investors may purchase shares of the Funds either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares of each Fund made through such financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the classes of shares available through such financial intermediary and the minimum initial and subsequent investment amounts. A Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing a Fund's shares may receive differing compensation for selling different classes of shares.

            In order to open your account, a Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If a Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

Frequent Purchases and Sales of Fund Shares
-------------------------------------------

            The Funds' Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

            Risks Associated With Excessive or Short-Term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

            Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, each Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

            A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage.

            Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds will seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Funds' ability to monitor purchase, sale and exchange activity. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

      o Transaction Surveillance Procedures. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, a Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

      o Account Blocking Procedures. If a Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short -term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, and the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to a Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

      o Application of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Funds have entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

Purchase of Shares
------------------

            Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

            The public offering price of shares of each Fund is their NAV, plus, in the case of Class A shares of each Fund, a sales charge. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of that Fund's shares, the per share is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

            The respective NAV of the various classes of shares of each Fund are expected to be substantially the same. However, the NAV of the Class B, Class C and Class R shares of each Fund will generally be slightly lower than the NAV of the Class A, Class K, Class I and Advisor Class shares of each Fund, as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

            The Funds will accept unconditional orders for their shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABI prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to a Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive the day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

            A Fund may, at its sole option, accept securities as payment for shares of the Fund if the Adviser believes that the securities are appropriate investments for the Fund. The securities are valued by the method described under "Net Asset Value" below as of the date the Fund receives the securities and corresponding documentation necessary to transfer the securities to the Fund. This is a taxable transaction to the shareholder.

            Following the initial purchase of a Fund's shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application, both of which may be obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m., Eastern time, on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m., Eastern time, are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

            Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to a Fund, the Funds will not issue share certificates representing shares of a Fund. Ownership of a Fund's shares will be shown on the books of that Fund's transfer agent. Each class of shares of each Fund represents an interest in the same portfolio of investments of the relevant Fund, have the same rights and are identical in all respects, except that (i) Class A shares of each Fund bear the expense of CDSC and Class B and Class C shares of each Fund bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares of each Fund each bear the expense of a higher distribution services fee than that borne by Class A shares and Class K shares of each Fund, and Class I shares and Advisor Class shares do not bear such a fee
(iii) Class B shares and Class C shares of each Fund bear higher transfer agency costs than those borne by Class A, Class R, Class K, Class I and Advisor Class shares of each Fund, (iv) Class B shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C, Class R and Class K shares of each Fund has exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if a Fund submits to a vote of the Class A shareholders, an amendment to the Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares of that Fund, then such amendment will also be submitted to the Class B shareholders of that Fund because the Class B shares convert to Class A shares under certain circumstances and the Class A and Class B shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

            The Directors of the Funds have determined that currently no conflict of interest exists between or among the classes of shares of any respective Fund. On an ongoing basis, the Directors of the Funds, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

            Classes A, B and C Shares. Class A, Class B and Class C shares of each Fund have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of purchase, the length of time the investor expects the hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

            Class A shares of a Fund are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares of that Fund. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares of a Fund would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares of a Fund because the accumulated continuing distribution charges on Class B shares or Class C shares of that Fund may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares of a Fund in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares of a Fund would have to hold his or her investment approximately seven years for the Class C distribution services fee of that Fund to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

            Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares of a Fund.

Compensation Paid to Principal Underwriter
------------------------------------------


            During Value Fund's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $28,670, $53,518 and $75,523, respectively. Of these amounts, ABI received $1,189, $2,180 and $3,158 respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was accordingly retained by ABI). During Discovery Value's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, ,the aggregate amount of underwriting commission payable with respect to shares of the Fund was $499,657, $562,551 and $243,752, respectively. Of these amounts, ABI received $19,601, $16,808 and $6,040, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was, accordingly, retained by ABI).


            During International Value's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $171,235, $398,127 and $728,446, respectively. Of these amounts, ABI received $3,667, $8,662 and $12,055, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was, accordingly, retained by ABI).

            During Global Value's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $21,493, $24,379 and $26,230, respectively. Of these amounts, ABI received $1,668, $1,291 and $1,062, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was, accordingly, retained by ABI).

            During Growth and Income's fiscal years ended October 31, 2011, October 31, 2010 and 2009 the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $242,035, $269,315 and $311,732, respectively. Of that amount, ABI received the amounts of $10,809, $11,589 and $12,591, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was, accordingly, retained by ABI).

            During Core Opportunities' fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $76,877, $71,496 and $45,046 respectively. Of that amount ABI received the amount of $4,117, $4,011 and $1,913, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not re-allowed to selected dealers (and was, accordingly, retained by ABI).

            During Balanced Shares' fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $161,087, $201,985, and $200,519 respectively. Of that amount ABI received the amounts of $6,204, $7,977 and $7,634 respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not re-allowed to selected dealers (and was, accordingly, retained by ABI).

            During Equity Income's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $919,457, $189,967, and $79,171, respectively. Of that amount, ABI received the amount of $55,998, $16,806 and $3,738, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not re-allowed to selected dealers (and was, accordingly, retained by ABI).

            During Global Real Estate's fiscal years ended November 30, 2011, November 30, 2010 and November 30, 2009, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $89,232, $95,932, and $51,023, respectively. Of that amount, ABI received $4,916, $4,457 and $2,169, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the period which was not re-allowed to selected dealers (and was, accordingly, retained by ABI).

            The following table shows the CDSCs received by ABI from each share class during the Funds' last three fiscal years or since inception.

                                                    Amounts        Amounts
                                    Amounts         ABI Received   ABI Received
Fiscal Year                         ABI Received    In CDSCs       In CDSCs
Ended                               In CDSCs        From           From
October 31/                         From            Class B        Class C
November 30   Fund                  Class A Shares  Shares         Shares
-----------   ----                  --------------  ------------   -------------


2011          Value                      $2,791           $3,746           $809
2010                                      3,488           10,254            820
2009                                      4,899           13,664          2,409

2011          Discovery Value           $15,860          $10,416        $16,630
2010                                     12,811           21,109         10,397
2009                                      7,927            6,675          7,581

2011          International Value       $24,519          $31,297        $10,728
2010                                     26,142          100,289         16,866
2009                                    115,131          177,812         62,842

2011          Global Value                 $960           $2,066           $698
2010                                        620            9,544            704
2009                                        369           11,268            758

2011          Growth and Income         $15,333          $40,372         $5,655
2010                                      8,481           69,979          3,926
2009                                     59,591           94,711          5,883

2011          Core Opportunities         $1,560           $4,970         $1,301
2010                                      2,418            8,107          1,953
2009                                        646           13,241          1,094

2011          Balanced Shares            $7,881          $17,934         $1,429
2010                                      5,302           34,350          1,578
2009                                      7,258           66,174          2,235

2011          Equity Income             $12,210           $9,328         $9,443
2010                                      1,591           19,645          2,232
2009                                      1,178           27,665          2,603

2011          Global Real Estate         $3,440           $2,543         $1,037
2010                                        839            3,151          2,047
2009                                      1,637            5,339            824


Class A Shares
--------------

            The public offering price of Class A shares of a Fund is the NAV plus a sales charge, as set forth below.

                                  Sales Charge
                                  ------------

                                                            Discount or
                                                            Commission
                                              As % of       to Dealers
                                As % of       the           or Agents
                                Net           Public        as % of
                                Amount        Offering      Offering
Amount of Purchase              Invested      Price         Price
------------------              --------      --------      -----------
Up to $100,000                     4.44%          4.25%           4.00%
$100,000 up to $250,000            3.36           3.25            3.00
$250,000 up to $500,000            2.30           2.25            2.00
$500,000 up to $1,000,000*         1.78           1.75            1.50

--------
* There is no initial sales charge on transactions of $1,000,000 or more.

            All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares of a Fund redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "__Contingent Deferred Sales Charge". A Fund receives the entire NAV of its Class A shares sold to investors. ABI's commission is the sales charge shown above less any applicable discount or commission "re-allowed" to selected dealers and agents. ABI will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act. No initial sales charge is imposed on Class A shares of a Fund issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC, or (iii) upon the automatic conversion of Class B shares of a Fund as described below under "Class B Shares-Conversion Feature".

            Commissions may be paid to selected dealers or agents who intiate or are responsible for Class A share purchases by a single shareholder in excess of $1,000,000 that are not subject to an initial sales charge at up to the following rates: 1.00% on purchases up to $3,000,000; 0.75% on purchases over $3,000,000 to $5,000,000; and 0.50% on purchases over $5,000,000. Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.

            In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

            Class A Shares - Sales at NAV. A Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

            (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

            (ii) officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

            (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

            (iv) persons participating in a fee-based program, sponsored and maintained by a broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services; or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through an omnibus account with the broker-dealers or other financial intermediaries;

            (v) certain retirement plan accounts, as described under "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts"; and

            (vi) current Class A shareholders of AllianceBernstein Mutual Funds and investors who receive a "Fair Funds Distribution" (a "Distribution") resulting from an SEC enforcement action against the Adviser and current Class A shareholders of AllianceBernstein Mutual Funds who receive a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds who, in each case, purchase shares of an AllianceBernstein Mutual Fund from ABI through deposit with ABI of the Distribution check.

Class B Shares
--------------

            Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Funds' Automatic Investment Program for accounts that established the Program prior to January 31, 2009, and
(iv) for purchases of additional Class B shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009.

            Investors may purchase Class B shares of a Fund at the public offering price equal to the NAV per share of the Class B shares of that Fund on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares of a Fund are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

            Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares of a Fund will automatically convert to Class A shares of that Fund and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares of a Fund that have been outstanding long enough for ABI to have been compensated for distribution expenses incurred in the sale of the shares.

            For purposes of conversion to Class A, Class B shares of a Fund purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares of a Fund in the shareholder's account (other than those in the sub-account) convert to Class A shares of that Fund, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

            The conversion of Class B shares of a Fund to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares of a Fund to Class A shares of that Fund may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares of that Fund would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares
--------------

            Investors may purchase Class C shares of a Fund at the public offering price equal to the NAV per share of the Class C shares of that Fund on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares of a Fund are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables each Fund to sell its Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares of a Fund do not convert to any other class of shares of that Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares of the relevant Fund, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

            Contingent Deferred Sales Charge. Class B shares of a Fund that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to CDSC of 1% as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            To illustrate, assume that an investor purchased 100 Class B shares of a Fund at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional Class B shares of the Fund upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase).

            For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of a Fund until the time of redemption of such shares.

                                          Contingent Deferred Sales Charge
                                               for the Fund as a % of
            Year Since Purchase           Dollar Amount Subject to Charge
            -------------------           -------------------------------
            First                                     4.00%
            Second                                    3.00%
            Third                                     2.00%
            Fourth                                    1.00%
            Fifth and thereafter                      None

            In determining the CDSC applicable to a redemption of Class B shares and Class C shares of a Fund, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or Class C shares, as applicable, or purchase of CollegeBoundfund units.

            Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to a Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of CDSC and the distribution services fee enables a Fund to sell shares without a sales charge being deducted at the time of purchase.

            The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, (iii) that had been purchased by present or former Directors of the Funds, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs for Class A Shares - Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) due to the complete termination of a trust upon the death of the trustor/grantor, beneficiary or trustee but only if the trust termination is specifically provided for in the trust document, or (vi) that had been purchased with proceeds from a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds through deposit with ABI of the Distribution check. The CDSC is also waived for (i) permitted exchanges of shares, (ii) holders of Class A shares who purchased $1,000,000 or more of Class A shares where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from ABI or (iii) Class C shares sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for each Fund or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares.

Advisor Class Shares
--------------------

            Advisor Class shares of the Funds may be purchased and held solely
(i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) by officers and present or former Directors of the Funds or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investments in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates, Relatives of any such person, or any trust, individual retirement account or retirement plan for the benefit of any such person or (iv) by the categories of investors described in clauses (i), (iii) and (iv) under "Class A Shares --Sales at NAV". Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of a Fund in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B, Class C, Class R or Class K shares.

Class R Shares
--------------

            Class R shares are offered only to group retirement plans that have plan assets of up to $10 million. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein-sponsored retirement products. Class R shares incur a .50% distribution services fee and thus have a higher expense ratio than Class A shares, Class K shares and Class I shares and pay correspondingly lower dividends than Class A shares, Class K shares and Class I shares.

Class K Shares
--------------

            Class K shares are available at NAV to group retirement plans that have plan assets of at least $1 million. Class K shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and thus (i) have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

Class I Shares
--------------

            Class I shares are available at NAV to all group retirement plans that have plan assets in excess of $10 million and to certain related group retirement plans with plan assets of less than $10 million in assets if the sponsor of such plans has at least one group retirement plan with plan assets in excess of $10 million that invests in Class I shares and to certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts
---------------------------------------------------------------------------

            A Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In addition, the Class A and Class B CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in your Prospectus and this SAI. A Fund are not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

            Class A Shares. Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for the purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not eligible at the beginning of a month for purchases of Class A shares at NAV meets the asset level or number of employees required for such eligibility, later in that month all purchases by the plan will be subject to a sales charge until the monthly measurement of assets and employees. If the plan terminates a Fund as an investment option within one year, then plan purchases of Class A shares will be subject to a 1%, 1-year CDSC redemption.

            Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

            Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

            Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

            Class R Shares. Class R shares are available to certain group retirement plans with plan assets of up to $10 million. Class R shares are not subject to front-end sales charges or CDSCs, but are subject to a .50% distribution fee.

            Class K Shares. Class K shares are available to certain group retirement plans with plan assets of at least $1 million. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

            Class I Shares. Class I shares are available to certain group retirement plans with plan assets of at least $10 million and certain institutional clients of the Adviser who invest at least $2 million in a Fund. Class I shares are not subject to a front-end sales charge, CDSC or distribution fee.

            Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Fund's share class eligibility criteria before determining whether to invest.

            Currently, the Funds make their Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower 12b-1 distribution fees and Class I shares have no CDSC or Rule 12b-1 distribution fees, plans should consider purchasing Class K or Class I shares, if eligible, rather than Class A shares.

            In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

      o the lower Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

      o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

      o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

            Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

            As described above, effective January 31, 2009, sales of Class B shares to new investors were suspended. While Class B shares were generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plans should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A, Class R, Class K and Class I shares have lower expenses, and therefore may have higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs for Class A Shares
--------------------------------------------------

            The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Fund must be notified by the shareholder or his/her financial intermediary that they qualify for such a reduction. If a Fund is not notified that a shareholder is eligible for these reductions, the relevant Fund will be unable to ensure that the reduction is applied to the shareholder's account.

            Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of a Fund (or any other AllianceBernstein Mutual Fund) into a single "purchase." By combining such purchases, a shareholder may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares." A "purchase" means a single purchase or concurrent purchases of shares of any AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 years purchasing shares of a Fund for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

            Currently, the AllianceBernstein Mutual Funds include:


AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
       - AllianceBernstein 2000 Retirement Strategy
       - AllianceBernstein 2005 Retirement Strategy
       - AllianceBernstein 2010 Retirement Strategy
       - AllianceBernstein 2015 Retirement Strategy
       - AllianceBernstein 2020 Retirement Strategy
       - AllianceBernstein 2025 Retirement Strategy
       - AllianceBernstein 2030 Retirement Strategy
       - AllianceBernstein 2035 Retirement Strategy
       - AllianceBernstein 2040 Retirement Strategy
       - AllianceBernstein 2045 Retirement Strategy
       - AllianceBernstein 2050 Retirement Strategy
       - AllianceBernstein 2055 Retirement Strategy
AllianceBernstein Bond Fund, Inc.
       - AllianceBernstein Bond Inflation Strategy
       - AllianceBernstein Intermediate Bond Portfolio
       - AllianceBernstein Limited Duration High Income Portfolio
       - AllianceBernstein Municipal Bond Inflation Strategy
       - AllianceBernstein Real Asset Strategy
AllianceBernstein Cap Fund, Inc.
       - AllianceBernstein Dynamic All Market Fund
       - AllianceBernstein Emerging Markets Multi-Asset Portfolio
       - AllianceBernstein International Discovery Equity Portfolio
       - AllianceBernstein International Focus 40 Portfolio
       - AllianceBernstein Market Neutral Strategy - Global
       - AllianceBernstein Market Neutral Strategy - U.S.
       - AllianceBernstein Select US Equity Portfolio
       - AllianceBernstein Small Cap Growth Portfolio
       - AllianceBernstein U.S. Strategic Research Portfolio AllianceBernstein Core Opportunities Fund, Inc.
AllianceBernstein Equity Income Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc. AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc.
AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Municipal Income Fund, Inc.
       - AllianceBernstein High Income Municipal Portfolio
       - California Portfolio
       - National Portfolio
       - New York Portfolio
AllianceBernstein Municipal Income Fund II
       - Arizona Portfolio
       - Massachusetts Portfolio
       - Michigan Portfolio
       - Minnesota Portfolio
       - New Jersey Portfolio
       - Ohio Portfolio
       - Pennsylvania Portfolio
       - Virginia Portfolio
AllianceBernstein Small/Mid Cap Growth Fund, Inc.
Alliance Bernstein Unconstrained Bond Fund, Inc.
AllianceBernstein Trust
       - AllianceBernstein Global Value Fund
       - AllianceBernstein International Value Fund
       - AllianceBernstein Discovery Value Fund
       - AllianceBernstein Value Fund
The AllianceBernstein Portfolios
       - AllianceBernstein Balanced Wealth Strategy
       - AllianceBernstein Conservative Wealth Strategy
       - AllianceBernstein Growth Fund
       - AllianceBernstein Tax-Managed Balanced Wealth Strategy
       - AllianceBernstein Tax-Managed Wealth Appreciation Strategy
       - AllianceBernstein Tax-Managed Conservative Wealth Strategy
       - AllianceBernstein Wealth Appreciation Strategy
Sanford C. Bernstein Fund, Inc.
       - Intermediate California Municipal Portfolio
       - Intermediate Diversified Municipal Portfolio
       - Intermediate New York Municipal Portfolio
       - International Portfolio
       - Overlay A Portfolio
       - Overlay B Portfolio
       - Short Duration Portfolio
       - Tax-Aware Overlay A Portfolio
       - Tax-Aware Overlay B Portfolio
       - Tax-Aware Overlay C Portfolio
       - Tax-Aware Overlay N Portfolio
       - Tax-Managed International Portfolio


            Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI or on the Internet at www.AllianceBernstein.com.

            Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the higher of cost or NAV (at the close of business on the previous day) of (a) all shares of the relevant Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner, or child under the age of 21 is a participant; and

            (iii) the higher of cost or NAV of all shares described in paragraph
                  (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

            For example, if an investor owned shares of an AllianceBernstein Mutual Fund that were purchased for $200,000 and were worth $190,000 at their then current NAV and, subsequently, purchased Class A shares of a Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of that Fund, rather than the 3.25% rate.

            Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of a Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

            Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of a Fund, the investor and the investor's spouse or domestic partner each purchase shares of that Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

            Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Fund can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

            Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A shares of a Fund may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes, except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the relevant Fund at the address shown on the cover of this SAI.

            Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to participate in the Dividend Reinvestment Program.

            In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

            Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application found in your Prospectus. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

            General. Any shareholder who owns or purchases shares of a Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70 1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Fund automatically reinvested in additional shares of that Fund.

            Shares of a Fund owned by a participant in each Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or a Fund.

            Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to a Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General". Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

            Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Fund should complete the appropriate portion of the Mutual Fund Application, while current Fund shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

            CDSC Waiver for Class A Shares, Class B Shares and Class C Shares. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class B or Class C shares of a Fund in a shareholder's account may be redeemed free of any CDSC.

            Class B shares of a Fund that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

            With respect to Class A and Class C shares of a Fund, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

            Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of a Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or a Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

            In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

            In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

            In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

            In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

            In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

            Your financial advisor's firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      o     upfront sales commissions;

      o     Rule 12b-1 fees;

      o     additional distribution support;

      o     defrayal of costs for educational seminars and training; and

      o payments related to providing shareholder record-keeping and/or transfer agency services.

Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

            In addition to the commission paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees", in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

            For 2012, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20 million. In 2011, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18 million, for distribution services and education support related to the AllianceBernstein Mutual Funds.

            A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational or marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

            The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Funds - Transfer Agency Agreement" above. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Operating Expenses" in your Prospectus.

            If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend on fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

            Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consul disclosures made by your financial advisor at the time of your purchase.

            ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      Advisor Group, Inc.
      Ameriprise Financial Services
      AXA Advisors
      Cadaret, Grant & Co.
      CCO Investment Services Corp.
      Chase Investment Services
      Commonwealth Financial Network
      Donegal Securities
      Financial Network Investment Company
      LPL Financial Corporation
      Merrill Lynch
      Morgan Stanley Smith Barney
      Multi-Financial Securities Corporation
      Northwestern Mutual Investment Services
      PrimeVest Financial Services
      Raymond James
      RBC Wealth Management
      Robert W. Baird
      UBS Financial Services
      Wells Fargo Advisors

            ABI expects that additional firms may be added to this list from time to time.

            Although a Fund may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------

                      REDEMPTION AND REPURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds". If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Similarly, if you are a shareholder through a group retirement plan, your plan may impose requirements with respect to the purchase, sale or exchange of shares of a Fund that are different from those imposed below. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the relevant Fund.

Redemption
----------

            Subject only to the limitations described below, each Fund will redeem the shares tendered to them, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares of a Fund, there is no redemption charge. Payment of the redemption price normally will be made within seven days after a Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

            The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Fund.

            Payment of the redemption price normally will be made in cash but, at the option of a Fund, may be made in-kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the relevant Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares of a Fund will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

            To redeem shares of a Fund for which no share certificates have been issued, the registered owner or owners should forward a letter to the relevant Fund containing a request for redemption. A Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to determine whether a Medallion Signature Guarantee is needed.

            To redeem shares of a Fund represented by share certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the relevant Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to a Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the relevant Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

            Telephone Redemption By Electronic Funds Transfer. Each shareholder of a Fund is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000 and must be made by 4:00 p.m., Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

            Telephone Redemption By Check. Each shareholder of a Fund is eligible to request redemption by check of the relevant Fund shares for which no share certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS or by checking the appropriate box on the Mutual Fund Application.

            Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. Each Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days, or (iv) held in any retirement plan account. None of the Funds nor the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Fund did not employ such procedures, the Trust could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

            A Fund may redeem shares through ABI or financial intermediaries. The repurchase price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares of a Fund), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time, and receive that day's NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of a Fund to ABI either directly or through a financial intermediary. None of the Funds nor ABI charges a fee or commission in connection with the redemption of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares of a Fund). Normally, if shares of a Fund are offered through a financial intermediary, the redemption is settled by the shareholder as an ordinary transaction with or through the financial intermediary, who may charge the shareholder for this service. The redemption of shares of a Fund as described above with respect to financial intermediaries is a voluntary service of the Funds and a Fund may suspend or terminate this practice at any time.

General
-------

            Each Fund reserves the right to close out an account that has remained below $1,000 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Fund recently purchased by check, redemption proceeds will not be made available until that Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

            The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds". The shareholder services set forth below are applicable to all classes of shares of a Fund unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

            Investors may purchase shares of the Funds through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder were enrolled in the Program prior to January 31, 2009. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

            Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 are able to continue their programs despite the $50 monthly minimum.

Exchange Privilege
------------------

            You may exchange your investment in a Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) certain persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A or Class C shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time on that day.

            Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares of a Fund, for the purpose of conversion to Class A shares of that Fund. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

            Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at
(800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A or Class C shares of a Fund for Advisor class shares of the same Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted, or terminated on 60 days' written notice.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchange of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

            Each shareholder of a Fund and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

            Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221 5672 before 4:00 p.m., Eastern time, on a Fund business day, as defined above. Telephone requests for exchange received before 4:00 p.m., Eastern time, on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments (such as the terrorist attacks on September 11, 2001) it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

            A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund.

            None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that a Fund reasonably believes to be genuine. The Funds will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

            Each shareholder of a Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of each Fund's independent registered public accounting firm, Ernst & Young LLP, 5 Times Square, New York, New York 10036, as applicable, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

--------------------------------------------------------------------------------

                                NET ASSET VALUE

--------------------------------------------------------------------------------

            The NAV of each Fund is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) following receipt of a purchase or redemption order by a Fund on each Fund business day on which such an order is received and on such other days as the Board deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Fund's NAV is calculated by dividing the value of that Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

            In accordance with applicable rules under the 1940 Act and the Funds' pricing policies and procedures adopted by the Boards ("Pricing Policies"), portfolio securities are valued at current market value or at fair value as determined in accordance with procedures established by and under the general supervision of the Board. The Board has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

            Whenever possible, securities are valued based on market information on the business day as of which the value is being determined as follows:

            (a) a security listed on the Exchange, on other national or foreign exchange (other than securities listed on the NASDAQ Stock Exchange ("NASDAQ")), is valued at the last sale price reflected on the consolidated tape at the close of the exchange. If there has been no sale on the relevant business day, the security is valued at the last traded price from the previous day. On the following day, the security is valued in good faith at fair value by, or in accordance with procedures approved by, the Board;

            (b) a security traded on NASDAQ is valued at the NASDAQ Official Closing Price;

            (c) a security traded on more than one exchange is valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

            (d) a listed or OTC put or call option is valued at the mid level between the current bid and asked prices (for options or futures contracts, see item (e). If neither a current bid nor a current ask price is available, the Adviser will have discretion to determine the best valuation (e.g., last trade price) and then bring the issue to the Board's Valuation Committee the next day;

            (e) an open futures contract and any option thereon is valued at the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the relevant business day, the security is valued at the last available closing settlement price;

            (f) a right is valued at the last traded price provided by pricing services;

            (g) a warrant is valued at the last traded price provided by pricing services. If the last traded price is not available, the bid price will be used. Once a warrant passes maturity, it will no longer be valued;

            (h) a U.S. Government security and any other debt instrument having 60 days or less remaining until maturity generally is valued at amortized cost if its original maturity was 60 days or less, or by amortizing its fair value as of the 61st day prior to maturity if the original term to maturity exceeded 60 days, unless in either case the Adviser determines that this method does not represent fair value;

            (i) a fixed-income security is typically valued on the basis of bid prices provided by a pricing service when the Adviser believes that such prices reflect the fair market value of the security. In certain markets, the market convention may be to use the mid price between bid and offer. Fixed-income securities may be valued on the basis of mid prices when the pricing service normally provides mid prices, reflecting the conventions of particular markets. The prices provided by a pricing service may take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. If the Adviser determines that an appropriate pricing service does not exist for a security in a market that typically values such securities on the basis of a bid price, the security is valued on the basis of a quoted bid price or spread over the applicable yield curve (a bid spread) by a broker-dealer in such security. The second highest price will be utilized whenever two or more quoted bid prices are obtained. If an appropriate pricing service does not exist for a security in a market where convention is to use the mid price, the security is valued on the basis of a quoted mid price by a broker-dealer in such security. The second highest price will be utilized whenever two or more quoted mid prices are obtained;

            (j) a mortgage-backed or asset-backed security is valued on the basis of bid prices obtained from pricing services or bid prices obtained from multiple major broker-dealers in the security when the Adviser believes that these prices reflect the market value of the security. In cases in which broker-dealer quotes are obtained, the Adviser has procedures for using changes in market yields or spreads to adjust, on a daily basis, a recently obtained quoted bid price on a security. The second highest price will be utilized whenever two or more quoted bid prices are obtained;

            (k) bank loans are valued on the basis of bid prices provided by a pricing service;

            (l) forward and spot currency pricing is provided by pricing services;

            (m) a swap is valued by the Adviser utilizing various external sources to obtain inputs for variables in pricing models; and

            (n) open-end mutual funds are valued at the closing NAV per share and closed-end funds and exchange-traded funds are valued at the closing market price per share.

            Each Fund values its securities at their current market value determined on the basis of market quotations as set forth above or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Funds' Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

            Each Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, a Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

            Subject to its oversight, the Boards have delegated responsibility for valuing that Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of the respective Fund. The Valuation Committee values Fund assets as described above.

            Each Fund may suspend the determination of its NAV(and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

            For purposes of determining each Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board.

            The assets attributable to the Class A shares, Class B shares, Class C shares, Class R shares, Class K shares, Class I shares and Advisor Class shares will be invested together in a single portfolio for each Fund. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

            Dividends paid by a Fund, if any, with respect to Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of that Fund will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

            The following summary addresses only the principal United States federal income tax considerations pertinent to the Funds and to shareholders of the Funds. This summary does not address the United States federal income tax consequences of owning shares to all categories of investors, some of which may be subject to special rules. This summary is based upon the advice of counsel for the Funds and upon current law and interpretations thereof. No confirmation has been obtained from the relevant tax authorities. There is no assurance that the applicable laws and interpretations will not change.

            In view of the individual nature of tax consequences, each shareholder is advised to consult the shareholder's own tax adviser with respect to the specific tax consequences of being a shareholder of a Fund, including the effect and applicability of federal, state, local, foreign, and other tax laws and the effects of changes therein.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

General
-------

            Each Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met:
(a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in (i) securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies),
(ii) securities (other than securities of other regulated investment companies) of any two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) securities of one or more qualified publicly traded partnerships.

            If a Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

            Each Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year; (ii) 98.2% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of that year or later, if the Fund is permitted to so elect and so elects; and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of such earlier calendar year and will be taxable to these shareholders for the year declared and not for the year in which the shareholders actually receive the dividend.

            The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by a Fund and assume that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in a Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

            Each Fund intends to make timely distributions of its respective taxable income (including any net capital gain) so that none of the Funds will be subject to federal income or excise taxes. Dividends of each Fund's net ordinary income and distributions of any net realized short-term capital gain will generally be taxable to shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the relevant Fund.

            Some or all of the distributions from the Fund may be treated as "qualified dividend income", taxable to individuals, trusts and estates at a maximum rate of 15% (5% for individuals, trusts and estates in lower tax brackets) for taxable years beginning on or before December 31, 2012. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security with respect to which the dividend is paid. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of this preferential tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

            Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Funds. Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of a Fund.

            After the end of the calendar year, a Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

            Tax Qualified Plans. A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement account or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

            Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28% through 2012) if such shareholder fails to provide the relevant Fund with his or her correct taxpayer identification number, fails to make required certifications, or is notified by the Internal Revenue Service ("IRS") that he or she is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's U.S. federal income tax liability or refunded by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

            The backup withholding tax rate will be 28% for amounts paid through December 31, 2012. The backup withholding rate will be 31% for amounts paid after December 31, 2012.

            Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if a Fund's shares are held as a capital asset, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in a Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

            Any loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the relevant Fund's Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

            Cost Basis Reporting. As part of the Energy Improvement and Extension Act of 2008, mutual funds are required to report to the Internal Revenue Service the "cost basis" of shares acquired by a shareholder on or after January 1, 2012 ("covered shares") and subsequently redeemed. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or and individual retirement plan. The "cost basis" of a share is generally its purchase price adjusted for dividends, return of capital, and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. The amount of gain or loss recognized by a shareholder on the sale or redemption of shares is generally the difference between the cost basis of such shares and their sale price. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

            Your cost basis in your covered shares is permitted to be calculated using any one of three alternative methods: Average Cost, First In-First Out
(FIFO) and Specific Share Identification. You may elect which method you want to use by notifying the Fund. This election may be revoked or changed by you at any time up to the date of your first redemption of covered shares. If you do not affirmatively elect a cost basis method then the Fund's default cost basis calculation method, which is currently the Average Cost method - will be applied to your account(s). The default method will also be applied to all new accounts established unless otherwise requested.

            If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

            You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

            Foreign Taxes. Investment income received by the Funds from sources within foreign countries may also be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known.

United States Federal Income Taxation of the Fund
-------------------------------------------------

            The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

            Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

            Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

            Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

            Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

            The Funds may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

            Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

            If the income from a Fund is not effectively connected with the foreign shareholder's U.S. trade or business, then, except as discussed below, distributions of the Fund attributable to ordinary income and short-term capital gain paid to a foreign shareholder by the Fund will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. However, distributions of a Fund attributable to short-term capital gains and U.S. source portfolio interest income paid during taxable years of the Fund beginning before January 1, 2012 will not be subject to this withholding tax if so designated.

            A foreign shareholder generally would be exempt from Federal income tax on distributions of a Fund attributable to net long-term capital gain and on gain realized from the sale or redemption of shares of the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

            If the income from a Fund is effectively connected with a foreign shareholder's U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

            The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

            The tax rules of other countries with respect to an investment in the Fund may differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

            Subject to the general oversight of the Directors, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Funds. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). In connection with seeking best price and execution, a Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and had adopted a policy and procedures reasonably designed to preclude such considerations.

            When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

            Neither the Funds nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

            The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts but not all such services may be used by the Adviser in connection with a Fund.

            The extent to which commissions that will be charged by broker-dealers selected by a Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom a Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers as a result of the placement of portfolio transactions could be useful and of value to the Adviser in servicing its other clients as well as the Funds; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing a Fund.

            A Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

            Investment decisions for a Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

            Allocations are made by the officers of a Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department for the Adviser.

            The Funds' portfolio transactions in equity securities may occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. On many foreign stock exchanges these commissions are fixed. Securities traded in foreign over-the-counter markets (including most fixed-income securities) are purchased from and sold to dealers acting as principal. Over-the-counter transactions generally do not involve the payment of a stated commission, but the price usually includes an undisclosed commission or markup. The prices of underwritten offerings, however, generally include a stated underwriter's discount. The Adviser expects to effect the bulk of its transactions in securities of companies based in foreign countries through brokers, dealers or underwriters located in such countries. U.S. Government or other U.S. securities constituting permissible investments will be purchased and sold through U.S. brokers, dealers or underwriters.

            The aggregate brokerage commissions paid by the Funds during the three most recent fiscal years and approximate brokerage commissions allocated to persons or firms supplying research services to the Funds or the Adviser and the percentage thereof of each Fund's aggregate brokerage commissions for the most recent fiscal year are set forth below:


                                                                  % of Fund's
                                                   Aggregate      Aggregate
                                                   Brokerage      Brokerage
                                                   Commissions    Commissions
                                                   Allocated to   Allocated to
                                                   Persons or     Persons or
                                                   Firms          Firms
                                                   Supplying      Supplying
Fiscal Year                         Amount         Research       Research
Ended                               of Aggregate   Services to    Services to
October 31/                         Brokerage      the Fund or    the Fund or
November 30   Fund                  Commissions    the Adviser    the Adviser
-----------   ----                  -----------    -----------    -----------

2011          Value                 $610,132       $344,406             56%
2010                                672,292
2009                                615,305

2011          Discovery Value       $3,493,277     $1,923,785           55%
2010                                1,703,159
2009                                1,288,451

2011          International Value   $3,336,804     $1,502,574           45%
2010                                4,408,743
2009                                5,903,812

2011          Global Value          $187,095       $95,953              51%
2010                                206,025
2009                                205,106

2011          Growth and Income     $2,282,659     $1,225,183           54%
2010                                1,991,907
2009                                4,111,442

2011          Core Opportunities    $161,240       $87,785              54%
2010                                145,167
2009                                275,272

2011          Balanced Shares       $608,163       $327,626             54%
2010                                563,203
2009                                1,236,344


2011          Equity Income         $320,546       $183,199             57%
2010                                231,669
2009                                188,412

2011          Global Real Estate    $217,183       $120,744             56%
2010                                177,987
2009                                142,359


            The Funds may, from time to time, place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser (the "Affiliated Broker"). In such instances, the placement of orders with such brokers would be consistent with each Fund's objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate of the Adviser. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

            The brokerage transactions engaged in by the Funds with the Affiliated Broker during the most recent fiscal year are set forth below:

                                                                % of Fund's
Fiscal Year                                       % of Fund's   Aggregate Dollar
Ended                               Amount of     Aggregate     Amount of
October 31/                         Brokerage     Brokerage     Brokerage
November 30   Fund                  Commissions   Commissions   Transactions
-----------   ----                  -----------   -----------   ----------------

2011          International Value   $13,610             .41%            0%
2010                                 61,949
2009                                142,034

2011          Global Value          $   356             .19%            0%
2010                                  1,652
2009                                    253

2011          Growth and Income     $   385             .02%            0%
2010                                 46,028
2009                                427,279

2011          Balanced Shares       $     0               0%            0%
2010                                  6,192
2009                                      0

2011          Global Real Estate    $     0               0%            0%
2010                                    893
2009                                     62

Disclosure of Portfolio Holdings
--------------------------------

            Each Fund believes that the ideas of the Adviser's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, each Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

            The Adviser has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Fund or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

            The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser posts on the website a complete schedule of the Fund's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by Fund's holdings. In addition to the schedule of portfolio holdings, the Adviser may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable approximately 10-15 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

            The Adviser may distribute or authorize the distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, to facilitate the review of the Funds by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Adviser does not expect to disclose information about a Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

            Before any non-public disclosure of information about a Fund's portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer (or his designee) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

            The Adviser has established procedures to ensure that a Fund's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of a Fund and is in the best interest of the Fund's shareholders. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer (or his designee) or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

            In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Funds' portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) RR Donnelley Financial, Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the assets of the Funds; (iv) Risk Metrics for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing a Fund's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------

                              GENERAL INFORMATION

--------------------------------------------------------------------------------

The Trust
---------

            The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated December 12, 2000, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act.

            The Declaration of Trust permits the Directors to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Fund and each class thereof do not have any preemptive rights. Upon termination of any Fund or any class thereof, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund or that class are entitled to share pro rata in the net assets of that Fund or that class then available for distribution to such shareholders.

            The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected or by the Trustees by written notice to the shareholders. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

            Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Directors. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

The AB Funds
------------

GROWTH AND INCOME

            Growth and Income was organized as a corporation in Maryland in 1932 under the name "Dividend Shares, Inc." The name of the Fund became "Alliance Growth and Income Fund" on October 20, 1989 and "AllianceBernstein Growth and Income Fund, Inc." on March 31, 2003.

CORE OPPORTUNITIES

            Core Opportunities was incorporated under the laws of the State of Maryland on July 6, 1999, as "Alliance Disciplined Value Fund, Inc." The Fund changed its name to "AllianceBernstein Disciplined Value Fund, Inc." on February 28, 2001, to "AllianceBernstein Focused Growth & Income Fund, Inc." on December 15, 2004, and to "AllianceBernstein Core Opportunities Fund, Inc." on March 1, 2010.

BALANCED SHARES

            Balanced Shares is a Maryland corporation organized in 1932. The name of the Fund became "Alliance Balanced Shares" on March 10, 1987, and "AllianceBernstein Balanced Shares, Inc." on March 31, 2003.

EQUITY INCOME

            Equity Income is a Maryland corporation organized in 1980 under the name "Alliance Utility Income Fund, Inc." The name of the Fund became "AllianceBernstein Utility Income Fund, Inc." on February 28, 2001. The Fund changed its name to "AllianceBernstein Equity Income Fund, Inc." on September 1, 2010.

GLOBAL REAL ESTATE

            Global Real Estate is a Maryland corporation organized in 1996 under the name "Alliance Real Estate Investment Fund, Inc." The Fund's name was changed to "AllianceBernstein Real Estate Investment Fund, Inc." on February 28, 2001 and became "AllianceBernstein Global Real Estate Investment Fund, Inc." on March 1, 2007.

ALL FUNDS
---------

            It is anticipated that annual shareholder meetings will not be held for the Funds; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

            A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from a Fund's assets and, upon redeeming shares, will receive the then-current NAV of the Fund represented by the redeemed shares less any applicable CDSC. A Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of a Fund represents an interest in the same portfolio of investments, and has the same rights and is identical in all respects, except that each of Class A, Class B, Class C, Class R and Class K shares of a Fund bears its own distribution and transfer agency expenses and Class B shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Principal Holders
-----------------


            To the knowledge of each Fund, the following persons owned of record or beneficially, 5% or more of a class of outstanding shares of the Fund as of February 3, 2012 ([_________________], 2012 for Discovery Value):



                                                                No. of       % of
Fund                 Name and Address                           Shares       Class
----                 ----------------                           ------       -----
Value Fund           First Clearing, LLC
                     Special Custody Account for
                     the Exclusive
Class A              Benefit of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    432,250    6.68%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   815,064   12.59%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    521,196    8.05%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Department Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                      391,454    6.05%

Value Fund           First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
Class B              Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     45,009    6.84%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   114,824   17.45%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     78,341   11.91%


Value Fund           Citigroup Global Markets
                     House Account
                     Attn: Cindy Tempesta
Class C              333 West 34th Street
                     Floor 3
                     New York, NY 10001-2402                       190,406    9.97%

                     First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    127,586    6.68%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   597,782   31.31%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    120,229    6.30%

                     UBS WM USA
                     Omni Account M/F
                     ATTN: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                      172,651    9.04%

Value Fund           American United Life Cust
                     FBO AUL American Group
                     Retirement Annuity
Class R              One American Square
                     P.O. Box 1995
                     Indianapolis, IN 46206-9102                    32,015   10.97%

                     Harford Life Insurance Company
                     Separate Account
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        53,280   18.26%

                     ING
                     Enhance K-Choice
                     Trustee: Reliance Trust Company
                     400 Atrium Drive
                     Somerset, NJ 08873-4162                        20,965    7.18%

                     MG Trust Co Cust FBO
                     Cross Shore Capital Management LLC
                     700 17th Street
                     Suite 300
                     Denver, CO 80202-3531                          18,386    6.30%

                     MG Trust Co Cust FBO
                     Specialized Construction Inc.
                     700 17th Street
                     Suite 300
                     Denver, CO 80202-3531                          24,866    8.52%

                     MLPF&S For the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                    62,110   21.28%

Value Fund           Orchard Trust Company LLC TTEE Cust
                     Chastang Enterprises Inc. 401K PL
Class K              8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111                    42,430    7.46%

                     Orchard Trust Company LLC TTEE Cust
                     FBO Sucherman-Insalaco LLP
                     Retirement Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               30,062    5.28%

                     Orchard Trust Company LLC TTEE Cust
                     Minnesota Surgical Associates PA
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               56,661    9.96%

                     Orchard Trust Company LLC TTEE Cust
                     Miller, Morton, Calliat & Nevis LLP
                     401K Profit Sharing Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               40,241    7.07%

Value Fund           MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
Class I              4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   192,924   91.92%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                        15,202    7.24%

Value Fund           CollegeBound Fund
                     AllianceBernstein Value Fund
Advisor Class        Customized Allocation
                     1345 Avenue of the Americas
                     New York, NY 10105-0302                     3,571,228   10.93%

Discovery            MLPF&S for the Sole Benefit
Value                of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
Class A              Floor 2
                     Jacksonville, FL 32246-6484                 [_______]   [___]%

                     National Financial Services LLC
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street
                     One World Financial Center
                     New York, NY 10281-5503                     [_______]   [___]%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  [_______]   [___]%

                     UBS WM USA
                     Omni Account M/F
                     ATTN: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                    [_______]   [___]%

Discovery            First Clearing, LLC
Value                Special Custody Acct for the
                     Exclusive Benefit of
                     Customers
Class B              2801 Market Street
                     Saint Louis, MO 63103-2523                  [_______]   [___]%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                 [_______]   [___]%

                     National Financial Services LLC
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street
                     One World Financial Center
                     New York, NY 10281-5503                     [_______]   [___]%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  [_______]   [___]%

Discovery            First Clearing, LLC
Value                Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
Class C              2801 Market Street
                     Saint Louis, MO 63103-2523                  [_______]   [___]%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                 [_______]   [___]%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                       [_______]   [___]%

                     National Financial Services LLC
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street
                     One World Financial Center
                     New York, NY 10281-5503                     [_______]   [___]%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  [_______]   [___]%

                     Raymond James
                     Omnibus for Mutual Funds
                     House Acct Firm
                     Attn: Courtney Waller
                     880 Carillon Parkway
                     St. Petersburg, FL 33716-1102               [_______]   [___]%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                    [_______]   [___]%

Discovery            Hartford Life Insurance Company
                     Attn: UIT
Value                Operations
                     P.O. Box 2999
Class R              Hartford, CT 06104-2999                     [_______]   [___]%

                     Hartford Securities Distribution
                     Company INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                     [_______]   [___]%

                     MLPF&S For the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                 [_______]   [___]%

                     Minnesota Life Separate Account
                     (An Insurance Co Exempt Gr Annuity)
                     400 Robert Street North
                     Saint Paul, MN 55101-2037                   [_______]   [___]%

                     State Street Corporation TTEE
                     C/F ADP Access
                     1 Lincoln Street
                     Boston, MA 02111-2901                       [_______]   [___]%

Discovery            AIG Retirement Services Company
Value                FBO AIGFSB Cust TTEE FBO
                     Kelsey-Seybold Health System
Class K              2929 Allen Parkway A6-20
                     Houston, TX 77019-2155                      [_______]   [___]%

                     Nationwide Life Insurance Company
                     QPVA
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                     [_______]   [___]%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                     [_______]   [___]%

                     Wilmington Trust Company
                     Customer FBO Eplan Services
                     Group Trust
                     c/o Mutual Funds
                     4949 South Syracuse Street
                     Suite 550
                     Denver, CO 80237-2723                       [_______]   [___]%

Discovery
Value                City National Bank Cust.
                     P.O. Box 60520
Class I              Los Angeles, CA 90060-0520                  [_______]   [___]%

                     FIIOC
                     As Agent for Certain Employee
                     Benefit Plans
                     100 Magellan Way
                     Convington, KY 41015-1987                   [_______]   [___]%

                     ING National Trust
                     As Trustee Or Custodian
                     for Core Market Retirement Plans
                     1 Heritage Drive
                     North Quincy, MA 02171-2105                 [_______]   [___]%

                     JP Morgan Chase as TTEE FBO
                     Hospira 401(K) Retirement
                     Savings Plan
                     11500 Outlook Street
                     Overland Park, KS 66211-1804                [_______]   [___]%

                     MAC & Co.
                     FBO Mercer
                     Attn: Mutual Fund Operations
                     P.O. Box 3198
                     525 William Penn Place
                     Pittsburgh, PA 15230-3198                   [_______]   [___]%

                     Reliance Trust Company
                     FBO Retirement Plans Serviced
                     by Metlife
                     c/o Fascore LLC
                     8515 E. Orchard Road 2T2
                     Greenwood, CO 80111-5002                    [_______]   [___]%

                     United of Ohmaha
                     For Various Retirement Plans
                     700 17th Street, Suite 300
                     Denver, CO 80202-3531                       [_______]   [___]%

Discovery            CollegeBound Fund
Value                CBF - AllianceBernstein Small Cap
                     Customized Allocation 529 Plan
Advisor Class        1345 Avenue of the Americas
                     New York, NY  10105-0302                    [_______]   [___]%

                     MAC & Co.
                     Attn: Mutual Fund Ops
                     P.O. Box 3198
                     Pittsburgh, PA 15230-3198                   [_______]   [___]%

                     MLPF&S For the Sole Benefit
                     Of Its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                 [_______]   [___]%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  [_______]   [___]%

International        MLPF&S for the Sole Benefit
Value                of its Customers
                     Attn: Fund Admin
Class A              4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                 2,929,125    6.89%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                       6,990,913   16.44%

                     National Financial Services LLC
                     For the Exclusive Benefit
                     Of Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street, 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                     3,895,433    9.16%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                    4,032,377    9.49%

International        Citigroup Global Markets House
Value                Account
                     Attn: Cindy Tempesta
                     333 West 34th Street
Class B              Floor 3
                     New York, NY 10001-2402                       211,477    8.18%

                     First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    322,053   12.45%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   479,502   18.54%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                         161,665    6.25%

                     National Financial Services LLC
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street, 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                       148,043    5.72%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    274,293   10.61%

International        Citigroup Global Markets
Value                House Account
                     Attn: Cindy Tempesta
                     333 West 34th Street
Class C              Floor 3
                     New York, NY 10001-2402                     1,505,092   13.28%

                     First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
                     of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    726,771    6.41%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                 3,407,593   30.06%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                         855,145    7.54%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    589,203    5.20%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                      698,373    6.16%

International        Hartford Life Insurance Company
Value                Separate Account
                     Attn: UIT Operations
Class R              P.O. Box 2999
                     Hartford, CT 06104-2999                     1,286,419   33.14%

                     Hartford Securities Distribution
                     Company INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                       661,945   17.05%

                     ING
                     Enhanced K Choice
                     Trustee Reliance Trust Corporation
                     400 Atrium Drive
                     Somerset, NJ 08873-4162                       212,568    5.48%

                     MLPF&S For the Sole Benefit
                     Of Its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                   492,529   12.69%

International        PRIAC Cust
Value                FBO Various Retirement Plans
                     Invest Prod & Adv Serv
Class K              280 Trumbull Street
                     One Commercial Plaza
                     Hartford, CT 06103-3509                     1,314,877   41.48%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                       690,490   21.78%

International        MAC & Co.
Value                Attn: Mutual Funds OPS
                     P.O. Box 3198
Class I              Pittsburgh, PA 15230-3198                   1,924,636   16.72%

                     MLPF&S For the Sole Benefit
                     Of Its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                 1,038,382    9.02%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                   964,242    8.38%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                 1,001,178    8.70%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                 2,048,458   17.79%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                 2,017,982   17.53%

                     Wilmington Trust RISC TTEE
                     FBO CTGR-International Equity
                     (Artisan/Preferred)
                     P.O. Box 52129
                     Phoenix, AZ 85072-2129                      1,360,234   11.81%

International
Value                Citigroup Global Markets
                     333 West 34th Street - 3rd Floor
Advisor Class        New York, NY  10001-2402                    5,275,911   23.15%

                     CollegeBound Fund
                     CBF-AllianceBernstein Inter. Value
                     Customized Allocation 529 Plan
                     1345 Avenue of the Americas
                     New York, NY 10105-0302                     3,180,589   13.96%

                     First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
                     of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                  1,695,994    7.44%

                     MLPF&S For the Sole Benefit
                     Of Its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                 1,392,900    6.11%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  1,361,682    5.98%

Global Value         First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
Class A              Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    119,441    5.63%

                     MLPF&S for the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   145,332    6.85%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ  07303-2502                   122,901    5.79%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                      183,466    8.65%

Global Value         Citigroup Global Markets House
                     Account
                     Attn: Cindy Tempesta
Class B              333 West 34th Street
                     Floor 3
                     New York, NY 10001-2402                        18,639    6.78%

                     First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     14,767    5.37%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                    50,891   18.51%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2502                     35,789   13.02%

Global Value         Citigroup Global Markets House
                     Account
                     Attn: Cindy Tempesta
Class C              333 West 34th Street
                     Floor 3
                     New York, NY 10001-2402                        43,781    8.39%

                     First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     76,117   14.58%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32446-6484                    91,922   17.61%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                          39,626    7.59%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                       50,625    9.70%

Global Value         American United Life Cust
                     FBO AUL American Group
                     Retirement Annuity
Class R              Separate Accounts Administration
                     P.O. Box 368
                     Indianapolis, IN 46206-0368                    38,794   27.82%

                     Capital Bank & Trust Company Cust
                     FBO Advanced Analogic Technologies
                     Inc. 401K Plan
                     C/O PlanPremier/FASCORE LLC
                     8515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111-5002               12,303    8.82%

                     Hartford Life Insurance Company
                     Separate Account
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        28,315   20.30%

                     Hartford Securities Distribution Company
                     INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        23,676   16.98%

                     ING
                     Enhanced K-Choice
                     Trustee: Reliance Trust Company
                     400 Atrium Drive
                     Somerset, NJ 08873-4162                        13,006    9.33%

                     State Street Bank & Trust
                     FBO ADP/MSDW Alliance
                     Attn: Ralph Campbell
                     105 Rosemont Road
                     Westwood, MA 02090-2318                        11,302    8.10%

Global Value         Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
Class K              P.O. Box 182029
                     Columbus, OH 43218-2029                        18,242   13.84%

                     Orchard Trust Company LLC TTEE Cust
                     Landau, Arnold & Fusco CPAs PSP
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002                7,818    5.93%

                     Orchard Trust Company LLC TTEE Cust
                     FBO Krass Monroe PA 401(K) Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002                6,934    5.26%

                     Orchard Trust Co. LLC TTEE
                     FBO Keane and Beane PC 401K
                     C/O Fascore LLC
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               18,082   13.72%

                     Orchard Trust Co. LLC TTEE
                     FBO Aronson Security Group Inc
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               17,615   13.37%

                     Orchard Trust Co. LLC TTEE
                     FBO Sperber Denenberg & Kahan
                     PC Profit Sharing Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               12,010    9.11%

Global Value         City National Bank
                     FBO Irell & Manella Profit
                     Sharing Plan
Class I              P.O. Box 60520
                     Los Angeles, CA 90060-0520                    642,567   20.66%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                 1,334,140   42.89%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                 1,000,127   32.15%

Global Value         Charles Schwab & Co
                     For the Exclusive Benefit of
                     Customers Mutual Fund
Advisor Class        Operations
                     101 Montgomery Street
                     San Francisco, CA 94104-4151                  850,476   26.87%

                     Sanford Bernstein & Co. LLC
                     1 N. Lexington Ave.
                     White Plains, NY 10601-1712                   236,712    7.48%

Growth and Income    First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
Class A              Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                 23,962,527    8.36%

                     MLPF&S
                     For the Sole Benefit of Its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                28,942,040   10.10%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                 20,064,589    7.00%

Growth and Income    First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
Class B              Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    959,814    5.83%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                 1,642,463    9.98%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  1,667,332   10.13%

Growth and Income    Citigroup Global Markets
                     House Account
Class C              Attn: Cindy Tempesta
                     333 West 34th Street, Floor 3
                     New York, NY  10001-2402                    4,813,254   10.01%

                     First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                  4,984,259   10.36%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL  32246-6484               12,838,105   26.69%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ  07303-2502                 3,133,708    6.52%

                     UBS WM USA
                     Omni Account M/F
                     Attn: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                    3,264,279    6.79%

Growth and Income    Hartford Life Insurance Company
                     Separate Account
Class R              Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                       140,855   19.10%

                     Hartford Securities Distribution
                     Company INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                       160,345   21.74%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL  32246-6484                   65,046    8.82%

                     MG Trust Co Cust FBO
                     Redmon Peyton & Braswell LLP
                     700 17th Street, Suite 300
                     Denver, CO 80202-3531                          60,670    8.23%

                     MG Trust Co Cust FBO
                     Engines Inc. 401K PS
                     700 17th Street, Suite 300
                     Denver, CO 80202-3531                          40,101    5.44%

                     MG Trust Co Cust FBO
                     Southern Marketing Affiliates
                     700 17th Street, Suite 300
                     Denver, CO 80202-3531                          92,995   12.61%

Growth and Income    Gastrointestinal Spec Inc 401K PSP
                     10 Presidential Blvd., Suite 124
Class K              Bala Cynwyd, PA 19004-1107                    104,996   12.41%

                     Nationwide Trust Company FSB
                     c/o IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                        97,458   11.51%

                     Orchard Trust Company LLC TTEE Cust
                     Chastang Enterprises Inc. 401K PL
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               52,281    6.18%

                     Orchard Trust Company LLC TTEE Cust
                     John F. Dillon & Co. Employee 401K Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               59,795    7.06%

                     Orchard Trust Company LLC TTEE Cust
                     Valensi Rose & Magaram
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002              104,241   12.32%

                     Orchard Trust Company LLC TTEE Cust
                     Minnesota Surgical Associates PA
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002              156,257   18.46%

                     Orchard Trust Company LLC TTEE Cust
                     Partnership for a Drug Free America
                     Tax Deferred Annuity Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               50,312    5.94%

                     Orchard Trust Company LLC TTEE Cust
                     Wilton Bank 401K Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               49,432    5.84%

                     Paper Source Inc. 401K & Profit
                     Sharing Plan
                     C/F Bill Saracco
                     410 N. Milwaukee Ave.
                     Chicago, IL 60654-5515                         44,576    5.27%

Growth and Income    AllianceBernstein L.P.
                     Attn: Brent Mather-Seed Acct
Class I              1 N. Lexington Ave.
                     White Plains, NY 10601-1712                     3,049   99.96%

Growth and Income    Citigroup Global Markets
                     333 West 34th Street
Advisor Class        3rd Floor
                     New York, NY 10001-2402                     1,422,190    6.78%

                     CollegeBound Fund
                     CBF-Growth & Income
                     Customized Portfolio 529 Plan
                     1345 Avenue of the Americas
                     New York, NY  10105-0302                   13,119,801   62.51%

                     First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit of
                     Customer
                     2801 Market Street
                     Saint Louis, MO  63103-2523                 1,591,175    7.58%

                     MLPF&S For the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                 1,444,657    6.88%

Core Opportunities   First Clearing, LLC
                     Special Custody Acct for the
                     Exclusive Benefit
Class A              of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    369,575    6.34%

                     MLPF&S for the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   476,079    8.16%

                     National Financial Services LLC
                     For the Exclusive
                     Benefit of Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street, 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                       292,124    5.01%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    725,787   12.45%

Core Opportunities   First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
Class B              of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     36,088    5.20%

                     MLPF&S for the Sole Benefit of
                     its Customer
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                    60,610    8.74%

                     National Financial Services
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street, 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                        39,589    5.71%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     89,114   12.85%

Core Opportunities   First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
Class C              of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    101,816    6.28%

                     MLPF&S for the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                   298,649   18.42%

                     National Financial Services
                     For the Exclusive Benefit of
                     Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty Street, 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                       122,835    7.58%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    353,824   21.82%

                     Raymond James
                     Omnibus for Mutual Fund
                     House Acct Firm
                     Attn: Courtney Waller
                     880 Carillon Parkway
                     St. Petersburg, FL 33716-1102                 122,078    7.53%

Core Opportunities   American United Life Cust FBO
                     AUL American Group Retirement
                     Annuity
Class R              Separate Accounts Administration
                     P.O. Box 368
                     Indianapolis, IN 46206-0368                    12,246   15.88%

                     American United Life Cust FBO
                     American United Trust
                     Separate Accounts Administration
                     P.O. Box 368
                     Indianapolis, IN 46206-0368                    17,234   22.35%

                     MLPF&S for the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     Floor 2
                     Jacksonville, FL 32246-6484                    11,842   15.36%

                     MG Trust Company FBO
                     The Summit Dental Group 401K
                     700 17th Street, Suite 300
                     Denver, CO 80202-3531                           8,067   10.46%

                     Mid Atlantic Trust Company FBO
                     Gates Realty Corp. 401K PSP & Trust
                     1251 Waterfront Place, Suite 525
                     Pittsburgh, PA 15222-4228                      16,739   21.71%

Core Opportunities   Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
Class K              P.O. Box 182029
                     Columbus, OH 43218-2029                         4,889   13.00%

                     Orchard Trust Company LLC TTEE Cust
                     Mansfield Tanick & Cohen PA 401K
                     Profit Sharing Plan
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002                8,998   23.92%

                     Orchard Trust Company LLC TTEE Cust
                     Weiss Berzowski Brady LLP
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               13,885   36.91%

                     Orchard Trust Company LLC TTEE Cust
                     FBO Wright Ginsberg Brusilow PC 401K PSP
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002                7,397   19.66%

Core Opportunities   AllianceBernstein L.P
                     Attn: Brent Mather-Seed Acct
Class I              1 N. Lexington Ave.
                     White Plains, NY 10601-1712                       655   19.28%

                     Frontier Trust Co FBO
                     Red River Employees FCU
                     P.O. Box 10758
                     Fargo, ND 58106-0758                            2,739   80.61%

Core Opportunities   First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
Advisor Class        of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     25,450   40.58%

                     LPL Financial
                     FBO Customer Accounts
                     Attn: Mutual Fund Operations
                     P.O. Box 509046
                     San Diego, CA 92150-9046                       15,270   24.35%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     16,803   26.79%

Balanced Shares      Charles Schwab & Co
                     For the Exclusive Benefit of
                     Customers Mutual Fund
Class A              Operations
                     101 Montgomery Street
                     San Francisco, CA 94104-4151                1,609,902    6.67%

                     First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                  1,392,247    5.77%

                     MLPF&S
                     For the Sole Benefit of Its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                 2,284,751    9.47%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  1,584,323    6.57%

Balanced Shares      Charles Schwab & Co
                     For the Exclusive Benefit of
                     Customers Mutual Fund
Class B              Operations
                     101 Montgomery Street
                     San Francisco, CA 94104-4151                  451,937   13.75%

                     First Clearing, LLC
                     Special Custody Acct
                     For the Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    247,579    7.53%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                   612,543   18.63%

                     National Financial Services LLC
                     For the Exclusive Benefit
                     Of Our Customers
                     Attn: Mutual Funds Dept
                     200 Liberty St., 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                       199,026    6.05%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    544,166   16.55%

Balanced Shares      Citigroup Global Markets
                     House Account
Class C              Attn: Cindy Tempesta
                     333 W. 34th Street
                     Third Floor
                     New York, NY 10001-2402                       251,609    5.36%

                     First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    494,275   10.54%

                     MLPF&S
                     For the Sole Benefit of Its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr. East
                     Floor 2
                     Jacksonville, FL 32246-6484                 1,290,201   27.51%

                     National Financial Services LLC
                     For the Exclusive Benefit
                     Of Our Customers
                     Attn: Mutual Funds Dept
                     200 Liberty St., 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                       247,381    5.27%

Balanced Shares      Hartford Life Insurance Company
                     Separate Account 401
Class R              Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                       142,158   39.79%

                     Hartford Securities Distribution
                     Company
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        24,017    6.72%

                     MLPF&S For the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                    56,112   15.71%

                     NFS LLC FEBO
                     Carolyn P. Grabow
                     Carolyn P. Grabow TTEE U/A
                     07/01/70
                     P.O. Box 610
                     Bettendorf, IA 52722-0011                      18,045    5.05%

                     Reliance Trust Co.
                     FBO Act Nextmed 401K
                     P.O. Box 48529
                     Atlanta, GA 30362-1529                         46,632   13.05%

                     William Norwood FBO
                     J&S Oil Company 401K PSP & Trust
                     867 Western Avenue
                     Manchester, ME 04351-3532                      33,901    9.49%

Balanced Shares      AIG Retirement Services Company
                     FBO AIGFSB Cust TTEE FBO ABAG/STARS
Class K              2929 Allen Parkway A6-20
                     Houston, TX 77019-2155                         10,592    5.83%

                     AIG Retirement Services Company
                     FBO AIGFSB Cust TTEE FBO
                     City of Elk Grove
                     2929 Allen Parkway A6-20
                     Houston, TX 77019-2155                         17,145    9.44%

                     AIG Retirement Services Company
                     FBO AIGFSB Cust TTEE FBO
                     City of Elk Grove
                     2929 Allen Parkway A6-20
                     Houston, TX 77019-2155                         10,719    5.90%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                        48,745   26.84%

                     Orchard Trust Company LLC TTEE Cust
                     Landau Arnold & Fusco CPAs PSP
                     8515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111-5002               22,036   12.13%

                     Selzer Gurvitch Rabin & Obecny
                     401(k) Profit Sharing Plan
                     4416 East West Hwy
                     4th Floor
                     Bethesda, MD 20814-4565                        10,785    5.94%

                     Wilmington Trust Co. Cust
                     FBO EPlan Services Group Trust
                     C/O Mutual Funds
                     4949 S. Syracuse St., Suite 550
                     Denver, CO 80237-2723                          14,795    8.15%

Balanced Shares      Orchard Trust Company LLC TTEE Cust
                     Muskegon Surgical Associates PC
Class I              8515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111-5002               49,997   95.47%

Balanced Shares      American Association For FBO
                     Respiratory Care Emp Ret Pln
Advisor Class        Attn: Sam P. Giordano
                     9425 North MacArthur Blvd., Suite 100
                     Irving, TX 75063-4725                         115,123    6.55%

                     First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    107,436    6.11%

                     LPL Financial
                     FBO Customer Accounts
                     Attn: Mutual Fund Operations
                     P.O. Box 509046
                     San Diego, CA 92150-9046                      294,517   16.75%

                     Orchard Trust Company LLC TTEE
                     FBO College of Westchester
                     Business School Defined
                     Contribution Plan
                     18515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111-5002               98,568    5.61%

                     Providence Ear Nose & Throat
                     Assoc Inc.
                     401K PS Plan
                     Steven W Fisher TTEE
                     2112 Providence Ave.
                     Chester, PA 19013-5507                        136,406    7.76%

                     Raymond James
                     Omnibus for Mutual Funds
                     House Acct Firm
                     Attn: Courtney Waller
                     880 Carillon Parkway
                     St. Petersburg, FL 33716-1102                 124,541    7.08%

                     Servco Oil Inc. 401K Plan
                     Attn: Lynn Morin
                     Personal & Confidential
                     387 Danbury Road
                     Wilton, CT 06897-2529                          98,911    5.63%

Equity Income

Class A              First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    672,827    6.95%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                   941,407    9.72%

                     National Financial Services LLC
                     For the Exclusive Benefit
                     Of Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty St., 5th Floor
                     One World Fin Ctr
                     New York, NY 10281-5503                       767,838    7.93%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                  1,344,284   13.88%

Equity Income        First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
Class B              Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                     51,543    9.18%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                   109,761   19.01%

                     National Financial Services LLC
                     For the Exclusive Benefit
                     Of Our Customers
                     Attn: Mutual Funds Dept.
                     200 Liberty St., 5th Floor
                     One World Financial Center
                     New York, NY 10281-5503                        34,148    6.08%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     71,821   12.79%

Equity Income        Citigroup Global Markets
                     House Account
Class C              Attn: Cindy Tempesta
                     333 W. 34th St.
                     Third Floor
                     New York, NY 10001-2402                       205,362    8.47%

                     First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
                     Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    235,439    9.72%

                     MLPF&S For the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr., East
                     Floor 2
                     Jacksonville, FL 32246-6484                   553,597   22.85%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    222,527    9.18%

                     Raymond James
                     Omnibus for Mutual Funds
                     House Acct Firm
                     Attn: Courtney Waller
                     880 Carillon Parkway
                     St. Petersburg, FL 33716-1102                 146,314    6.04%

Equity Income        Capital Bank & Trust Company TTEE F
                     Ashok & Yogini Kathari PSP 401K
Class R              8515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111-5002               31,716    9.26%

                     Hartford Securities
                     Distribution Company INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        23,033    6.72%

                     State Street Corporation TTEE
                     C/F ADP Access
                     1 Lincoln Street
                     Boston, MA 02111-2901                         126,255   36.85%

Equity Income        Frontier Trust Co FBO
                     Precision Orthopedics A Medical Co
Class K              P.O. Box 10758
                     Fargo, ND 58106-0758                           12,197    6.77%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                        92,094   51.11%

Equity Income        Ameritrade Inc. FBO
                     P.O. Box 2226
Class I              Omaha, NE 68103-2226                            1,322   41.33%

                     Nationwide Trust Company FSB
                     C/O IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029                         1,877   58.66%

Equity Income        First Clearing, LLC
                     Special Custody Acct For the
                     Exclusive Benefit of
Advisor Class        Customer
                     2801 Market St.
                     Saint Louis, MO 63103-2523                    773,317   15.84%

                     MLPF&S For the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Dr. East
                     Floor 2
                     Jacksonville, FL 32246-6484                   433,498    8.88%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    597,216   12.23%

                     PIMS/Prudential Retirement
                     As Nominee for the TTEE/Custodian
                     New York City
                     160 Water Street, Room 620
                     New York, NY 10038-4922                       558,052   11.43%

Global Real Estate   Equitable Life For Separate
                     Account Qualified Plan
Class A              Attn: Susan Serro
                     200 Plaza Drive
                     Seacaucus, NJ 07094-3607                      291,868    5.08%

                     First Clearing, LLC
                     Special Custody Account for
                     the Exclusive
                     Benefit of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    344,547    5.99%

                     MLPF&S for the Sole Benefit
                     of its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                   650,254   11.31%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    340,264    5.92%

                     UBS WM USA
                     Omni Account M/F
                     ATTN: Dept Manager
                     1000 Harbor Blvd., 5th Floor
                     Weehawken, NJ 07086-6761                      297,906    5.18%

Global Real Estate   First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
Class B              of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     22,780    5.75%

                     MLPF&S for the Sole Benefit of
                     its Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                    47,477   11.98%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     33,168    8.37%

Global Real Estate   First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
Class C              of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                     99,961    6.15%

                     Hartford Securities Distribution
                     Company INC/PRG
                     Attn: UIT Operations
                     P.O. Box 2999
                     Hartford, CT 06104-2999                        82,304    5.07%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive East
                     2nd Floor
                     Jacksonville, FL 32246-6484                   345,023   21.23%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                    280,246   17.25%

                     Raymond James
                     Omnibus for Mutual Funds
                     House Acct Firm
                     Attn: Courtney Waller
                     880 Carillon Parkway
                     St. Petersburg, FL 33716-1102                  94,021    5.79%

Global Real Estate   Hartford Securities Distribution
                     Company INC/PRG
                     Attn: UIT Operations
Class R              P.O. Box 2999
                     Hartford, CT 06104-2999                        81,954   13.42%

                     State Street Corporation TTEE
                     C/F ADP Access
                     1 Lincoln Street
                     Boston, MA 02111-2901                         120,089   19.67%

Global Real Estate   Orchard Trust Company LLC TTEE Cust
                     AEA Investors LLC 401K Sav Pl
Class K              8515 E. Orchard Rd 2T2
                     Greenwood Village, CO 80111                    46,443    7.13%

Global Real Estate   FIIOC as Agent for Certain
                     Emply Benefit Plans
                     100 Magellan Way KWIC
Class I              Covington, KY 41015-1987                       43,398   17.51%

                     Group Pension Plan for Employees
                     8515 E. Orchard Road 2T2
                     Greenwood Village, CO 80111-5002               22,127    8.93%

                     Orchard Trust Company LLC TTEE Cust
                     Muskegon Surgical Associates PC
                     P.O. Box 85484
                     San Diego, CA 92186-5484                       21,941    8.85%

                     Orchard Trust Company LLC TTEE Cust
                     Webcor Builders 401K PSP
                     P.O. Box 85484
                     San Diego, CA 92186-5484                      126,748   51.15%

Global Real Estate   Citigroup Global Markets House
                     Account
                     Attn: Cindy Tempesta
Advisor Class        333 West 34th Street
                     Floor 3
                     New York, NY 10001-2402                        34,192    6.60%

                     First Clearing, LLC
                     Special Custody Account for
                     the Exclusive Benefit
                     of Customer
                     2801 Market Street
                     Saint Louis, MO 63103-2523                    117,788   22.73%

                     MLPF&S
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Admin
                     4800 Deer Lake Drive, East
                     2nd Floor
                     Jacksonville, FL 32246-6484                    43,874    8.47%

                     Morgan Stanley Smith Barney
                     Harborside Financial Center
                     Plaza II, 3rd Floor
                     Jersey City, NJ 07311                          31,953    6.17%

                     Pershing LLC
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052                     82,387   15.90%


Custodian
---------


            State Street Bank and Trust Company ("State Street"), One Lincoln Street, Boston, MA 02111, acts as the custodian for the assets of Value Fund, Discovery Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares and Equity Income Fund but will play no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of each Fund's Directors, State Street may enter into sub-custodial agreements for the holding of each Fund's foreign securities.


            Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, acts as the custodian for the assets of Global Real Estate Investment Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, Brown Brothers may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

            ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, NY 10105, is the Funds' Principal Underwriter and as such may solicit orders from the public to purchase shares of the Funds. Under the Distribution Services Agreement, each Fund has agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

            Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, NY.

Independent Registered Public Accounting Firm
---------------------------------------------

            Ernst & Young LLP, 5 Times Square, New York, NY 10036, has been appointed as the independent registered public accounting firm for each of the Funds.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

            The Funds, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

            The Funds have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

            Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2011 is available (i) without charge, upon request, by calling (800) 227-4618; or on or through the Funds' website at www.AllianceBernstein.com; or both; and (ii) on the SEC's website at www.sec.gov.

Additional Information
----------------------

            Any shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Funds with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

--------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


            The financial statements of each of Value Fund, Discovery Value, International Value, Global Value, Core Opportunities, Global Real Estate, Balanced Shares and Equity Income for the fiscal year ended November 30, 2011 and the reports of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to each Fund's annual report. The annual report for each Fund was filed on Form N-CSR with the SEC on February 3, 2012 and the semi-annual report for Discovery Value on August 3, 2012 on form N-CSR. Each Fund's annual report or semi-annual report is available without charge upon request by calling ABIS at (800) 227-4618 or on the Internet at www.AllianceBernstein.com.


            The financial statements of Growth and Income for the fiscal year ended October 31, 2011 and the reports of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report for the Fund was filed on Form N-CSR with the SEC on January 6, 2012. The Fund's annual report is available without charge upon request by calling ABIS at (800) 227-4618 or on the Internet at www.AllianceBernstein.com.

--------------------------------------------------------------------------------

                                  APPENDIX A:
                           STATEMENT OF POLICIES AND
                          PROCEDURES FOR PROXY VOTING

--------------------------------------------------------------------------------

1.    Introduction

      As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. Our Statement of Policy Regarding Responsible Investment ("RI Policy") is attached to this Statement as an Exhibit.

      We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with our commitments, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, our proxy committees may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.    Proxy Policies

      Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting "litmus test" will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer's past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

      This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

      2.1.  CORPORATE GOVERNANCE

            We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

      2.2.  ELECTIONS OF DIRECTORS

            Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

      2.3.  APPOINTMENT OF AUDITORS

            AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

      2.4.  CHANGES IN LEGAL AND CAPITAL STRUCTURE

            Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

      2.5.  CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS

            AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

      2.6.  PROPOSALS AFFECTING SHAREHOLDER RIGHTS

            AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

      2.7.  ANTI-TAKEOVER MEASURES

            AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

      2.8.  EXECUTIVE COMPENSATION

            AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee's report. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that have received governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require
            it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

      2.9.  ESG

            We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

            Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company. And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company's long-term performance. Our position in evaluating these proposals is founded on the principle that we are a fiduciary. As such, we carefully consider any factors that we believe could affect a company's long-term investment performance (including ESG issues) in the course of our extensive fundamental, company-specific research and engagement, which we rely on in making our investment and proxy voting decisions. Maximizing long-term shareholder value is our overriding concern in considering these matters, so we consider the impact of these proposals on the future earnings of the company. In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

3.    Proxy Voting Procedures

      3.1.  PROXY VOTING COMMITTEES

            Our growth and value investment groups have formed separate proxy voting committees ("Proxy Committees") to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These Proxy Committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the appropriate Proxy Committee will evaluate the proposal. In addition, the Proxy Committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the Proxy Committees include senior investment personnel and representatives of the Legal and Compliance Department.

            Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committees making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committees always vote proxies with the goal of maximizing the value of the securities in client portfolios.

            It is the responsibility of the Proxy Committees to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed below), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually. In addition, the Proxy Committees meet as necessary to address special situations.

      3.2.  ENGAGEMENT

            In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Committees may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committees may consult company management, company directors, interest groups, shareholder activists and research providers. If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company's management to discuss the relevant issues.

            Our engagement with companies and interest groups continues to expand as we have had more such meetings in the past few years.

      3.3.  CONFLICTS OF INTEREST

            AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

            Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committees takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

      3.4.  PROXIES OF CERTAIN NON-U.S. ISSUERS

            Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

            AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein's voting instructions.

      3.5.  LOANED SECURITIES

            Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

      3.6.  PROXY VOTING RECORDS

            Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

            [ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

            You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, go to the Securities and Exchange Commission's web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

                                                                         Exhibit

                         Statement of Policy Regarding

                             Responsible Investment

                     Principles for Responsible Investment,

                    ESG, and Socially Responsible Investment

1. Introduction

AllianceBernstein L.P. ("AllianceBernstein" or "we") is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. AllianceBernstein has long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment ("PRI" or "Principles"), and Socially Responsible Investing ("SRI") incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager's fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AllianceBernstein may accept such guideline restrictions upon client request.

2. Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer's past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3. Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AllianceBernstein as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1. We will incorporate ESG issues into investment research and decision-making processes. AllianceBernstein Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

2. We will be active owners and incorporate ESG issues into our ownership policies and practices.

AllianceBernstein Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define "engagement" as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3. We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AllianceBernstein Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4. We will promote acceptance and implementation of the Principles within the investment industry.

AllianceBernstein Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5. We will work together to enhance our effectiveness in implementing the Principles.

AllianceBernstein Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6. We will report on our activities and progress towards implementing the Principles.

AllianceBernstein Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4. RI Committee

Our firm's RI Committee provides AllianceBernstein stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AllianceBernstein personnel to further implement our firm's RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by John Phillips, a Senior Portfolio Manager in Value Equities and the Chairman of the Proxy Voting Committee for Bernstein.

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at RIinquiries@alliancebernstein.com or reach out to a Committee member:

Erin Bigley: SVP-Fixed Income, New York

Alex Chaloff: SVP-Private Client, Los Angeles

Steve Cheetham: SVP-Value, London

James Crawford: SVP-Value, Australia

Kathy Fisher: SVP-Private Client, New York

Linda Giuliano: SVP-Equities, New York

David Lesser: VP-Legal, New York

Jason Ley: SVP-Growth, Chicago

Mark Manley: SVP-Legal, New York

Takuji Oya: VP-Growth, Japan

John Phillips, SVP-Value, New York

Guy Prochilo: SVP-Institutional Investments, New York

Liz Smith: SVP-Institutional Investments, New York

Chris Toub: SVP-Equities, New York

Willem Van Gijzen: VP-Institutional Investments, Netherlands

                                     PART C

                               OTHER INFORMATION

ITEM 28. Exhibits

(a)   (1)   Agreement and Declaration of Trust - Incorporated by reference to the initial Registration Statement of the Registrant on Form N-1A filed with the Securities and Exchange Commission on December 15, 2000.

      (2) First Amendment to Agreement and Declaration of Trust - Incorporated by reference to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 16, 2001.

      (3) Second Amendment to Agreement and Declaration of Trust - Incorporated by reference to Post-Effective Amendment No. 4 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on October 29, 2003.

      (4) Third Amendment to Agreement and Declaration of Trust - Incorporated by reference to Post-Effective Amendment No. 7 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 25, 2005.

      (5) Fourth Amendment to Agreement and Declaration of Trust - Incorporated by reference to Post-Effective Amendment No. 7 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 25, 2005.

(b) By-Laws of the Registrant - Incorporated by reference to the initial Registration Statement of the Registrant on Form N-1A filed with the Securities and Exchange Commission on December 15, 2000.

(c)   Not applicable.

(d) Advisory Agreement between the Registrant and AllianceBernstein L.P. (formerly known as Alliance Capital Management L.P.) - Incorporated by reference to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

(e)   (1)   Distribution Services Agreement between the Registrant and
            AllianceBernstein Investments, Inc. (formerly known as Alliance Fund
            Distributors, Inc.) - Incorporated by reference to Pre-Effective
            Amendment No. 1 of Registrant's Registration Statement on Form N-1A
            (File Nos. 333-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

      (2) Form of Amendment to the Distribution Services Agreement between Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Post-Effective Amendment No. 4 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221) filed with the Securities and Exchange Commission on October 29, 2003.


      (3) Form of Amendment to Distribution Services Agreement between Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Post-Effective Amendment No. 7 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 25, 2005.

      (4) Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 88 of the Registration Statement on Form N-1A of Alliance Balanced Shares, Inc. (File Nos. 2-10988 and 811-00134), filed with the Securities and Exchange Commission on October 31, 1997.

      (5) Selected Dealer Agreement between AllianceBernstein Investments, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

      (6) Selected Dealer Agreement between AllianceBernstein Investments, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated making available shares of the Registrant, effective April 30, 2009 - Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

      (7) Load Fund Operating Agreement between AllianceBernstein Investments, Inc. and Charles Schwab & Co., Inc., making available shares of the Registrant, dated as of June 1, 2007 - Incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

      (8) Cooperation Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research Management, Inc.) and UBS AG, dated November 1, 2005 - Incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

(f)   Not applicable.

(g) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, effective August 3, 2009 - Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 51 of the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-05398), filed with the Securities and Exchange Commission on April 29, 2010.

(h)   (1)   Transfer Agency Agreement between the Registrant and
            AllianceBernstein Investor Services, Inc. (formerly known as
            Alliance Fund Services, Inc.) - Incorporated by reference to
            Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the
            Securities and Exchange Commission on February 16, 2001.

      (2) Expense Limitation Agreement dated January 31, 2001 between the Registrant, on behalf of the Funds, and AllianceBernstein L.P. - Incorporated by reference to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 16, 2001.

      (3) Expense Limitation Agreement dated July 2, 2002 between the Registrant, on behalf of its Small/Mid Cap Value Fund and International Value Fund, and AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on March 29, 2002.

      (4) Expense Limitation Agreement dated March 21, 2002 between the Registrant, on behalf of its Global Value Fund, and AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on March 29, 2002.

      (5) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 4 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on October 29, 2003.

      (6) Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 5 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 27, 2004.

      (7) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 7 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 25, 2005.


(i)   Opinion and Consent of Seward & Kissel LLP - To be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm - To be filed by amendment.


(k)   Not applicable.

(l) Investment representation letter of AllianceBernstein L.P. - Incorporated by reference to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 16, 2001.

(m)   Rule 12b-1 Plan - (See Exhibit (e)(1)).

(n) Amended and Restated Rule 18f-3 Plan, dated March 9, 2011 - Incorporated by reference to Post-Effective Amendment No. 18 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221) filed with the Securities and Exchange Commission on February 29, 2012.

(o)   Reserved

(p)   (1)   Code of Ethics for the Fund - Incorporated by reference to
            Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221) filed with the
            Securities and Exchange Commission on February 16, 2001.

      (2) Code of Ethics for AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 105 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 7, 2011.

      Other Exhibits:


      Powers of Attorney for: John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Robert M. Keith, Garry L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Incorporated by reference to Post-Effective Amendment No. 18 of Registrant's Registration Statement on Form N-1A (File Nos. 333-51938 and 811-10221), filed with the Securities and Exchange Commission on February 29, 2012.


ITEM 29. Persons Controlled by or under Common Control with Registrant.

      None.

ITEM 30. Indemnification.

      Paragraph (l) of Section 3, Article IV of the Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power:

      "(l) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business of the Trust, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Trustee, officer, employee, agent, investment adviser, principal underwriter or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against liability;"

      Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

      "Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon."

      Section 2 of Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

      "Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

      Article 10 of the Registrant's Bylaws provides in relevant part:

      "Indemnification

      10.1 Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that (1) such Covered Person shall provide a security for his undertaking to repay the advance if it is ultimately determined that indemnification is not authorized under this Article, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification under this Article. In the case of such a determination or opinion, the relevant disinterested, non-party directors or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that he has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      10.2 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4.1 above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause
      (a) or (b) or by any disinterested person or persons pursuant to clause
      (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      10.3 Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

      The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust and Bylaws. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of Adviser.

            The descriptions of AllianceBernstein L.P. under the caption "Management of the Funds" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 32. Principal Underwriters

            (a) AllianceBernstein Investments, Inc. ("ABI") is the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABI is the Principal Underwriter or Distributor for the following investment companies:


      AllianceBernstein Balanced Shares, Inc.
      AllianceBernstein Blended Style Series, Inc.
      AllianceBernstein Bond Fund, Inc.
      AllianceBernstein Cap Fund, Inc.
      AllianceBernstein Core Opportunities Fund, Inc.
      AllianceBernstein Corporate Shares
      AllianceBernstein Equity Income Fund, Inc.
      AllianceBernstein Exchange Reserves
      AllianceBernstein Fixed-Income Shares, Inc.
      AllianceBernstein Global Bond Fund, Inc.
      AllianceBernstein Global Real Estate Investment Fund, Inc.
      AllianceBernstein Global Thematic Growth Fund, Inc.
      AllianceBernstein Growth and Income Fund, Inc.
      AllianceBernstein High Income Fund, Inc.
      AllianceBernstein Institutional Funds, Inc.
      AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
      AllianceBernstein International Growth Fund, Inc.
      AllianceBernstein Large Cap Growth Fund, Inc.
      AllianceBernstein Municipal Income Fund, Inc.
      AllianceBernstein Municipal Income Fund II
      AllianceBernstein Short Duration Portfolio(1)
      AllianceBernstein Small/Mid Cap Growth Fund, Inc.
      AllianceBernstein Tax-Managed International Portfolio(1)
      AllianceBernstein Unconstrained Bond Fund, Inc.
      AllianceBernstein Variable Products Series Fund, Inc.
      Sanford C. Bernstein Fund II, Inc.
      The AllianceBernstein Pooling Portfolios
      The AllianceBernstein Portfolios


-----------
(1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc., which consists of Classes A, B and C shares.

            (b) The following are the Directors and Officers of ABI, the principal place of business of which is 1345 Avenue of the Americas, New York, NY 10105.



                              POSITIONS AND OFFICES        POSITIONS AND OFFICES
  NAME                        WITH UNDERWRITER             WITH REGISTRANT
  ----                        -----------------            ---------------------

  Directors
  ---------

  Robert M. Keith             Director and President       President and Chief
                                                           Executive Officer

  Mark R. Manley              Director and Secretary

  Officers
  --------

  Emilie D. Wrapp             Senior Vice President,       Clerk
                              Assistant General Counsel
                              and Assistant Secretary

  Laurence H. Bertan          Senior Vice President and
                              Assistant Secretary

  Peter G. Callahan           Senior Vice President

  Kevin T. Cannon             Senior Vice President

  Russell R. Corby            Senior Vice President

  John W. Cronin              Senior Vice President

  John C. Endahl              Senior Vice President

  Adam E. Engelhardt          Senior Vice President

  John Edward English         Senior Vice President

  Daniel Ennis                Senior Vice President

  Edward J. Farrell           Senior Vice President and
                              Controller

  Mark A. Gessner             Senior Vice President

  Kenneth L. Haman            Senior Vice President

  Michael S. Hart             Senior Vice President

  Joseph P. Healy             Senior Vice President

  Harold Hughes               Senior Vice President

  Scott Hutton                Senior Vice President

  Ajai M. Kaul                Senior Vice President

  Hiroshi Kimura              Senior Vice President

  Georg Kyd-Rebenburg         Senior Vice President

  Eric L. Levinson            Senior Vice President

  James M. Liptrot            Senior Vice President and
                              Assistant Controller

  William Marsalise           Senior Vice President

  Joanna D. Murray            Senior Vice President

  Daniel A. Notto             Senior Vice President,
                              Counsel and Assistant Secretary

  John J. O'Connor            Senior Vice President

  Suchet Padhye (Pandurang)   Senior Vice President

  Guy Prochilo                Senior Vice President

  John D. Prosperi            Senior Vice President

  Miguel A. Rozensztroch      Senior Vice President

  Stephen C. Scanlon          Senior Vice President

  John P. Schmidt             Senior Vice President

  Elizabeth M. Smith          Senior Vice President

  Peter J. Szabo              Senior Vice President

  Joseph T. Tocyloski         Senior Vice President

  Christian G. Wilson         Senior Vice President

  Derek Yung                  Senior Vice President

  DeAnna D. Beedy             Vice President

  Christopher M. Berenbroick  Vice President

  Chris Boeker                Vice President

  Brandon W. Born             Vice President

  James J. Bracken            Vice President

  Richard A. Brink            Vice President

  Shaun D. Bromley            Vice President

  Brian Buehring              Vice President

  Michael A. Capella          Vice President

  Laura A. Channell           Vice President

  Nelson Kin Hung Chow        Vice President

  Flora Chuang                Vice President

  Peter T. Collins            Vice President

  Dwight P. Cornell           Vice President

  Robert A. Craft             Vice President

  Silvio Cruz                 Vice President

  Christine M. Dehil          Vice President

  Patrick R. Denis            Vice President

  Giuliano De Marchi          Vice President

  Ralph A. DiMeglio           Vice President

  Joseph T. Dominguez         Vice President

  Barbara Anne Donovan        Vice President

  Robert Dryzgula             Vice President

  Gregory M. Erwinski         Vice President

  Michael J. Ferraro          Vice President

  Andrew H. Fischer           Vice President

  Robert K. Forrester         Vice President

  Yuko Funato                 Vice President

  Kevin T. Gang               Vice President

  Mark C. Glatley             Vice President

  Stefanie M. Gonzalez        Vice President

  Kimberly A. Collins Gorab   Vice President

  Tetsuya Hada                Vice President

  Brian P. Hanna              Vice President

  Kenneth Handler             Vice President

  Terry L. Harris             Vice President

  Oliver Herson               Vice President

  Lia A. Horii                Vice President

  Vincent Huang               Vice President

  Eric S. Indovina            Vice President

  Tina Kao                    Vice President

  Jang Joong Kim              Vice President

  Scott M. Krauthamer         Vice President

  Stephen J. Laffey           Vice President and           Assistant Clerk
                              Counsel

  Christopher J. Larkin       Vice President

  Chang Hyun Lee              Vice President

  Ginnie Li                   Vice President

  Jonathan M. Liang           Vice President

  Karen (Yeow Ping) Lim       Vice President

  Darren L. Luckfield         Vice President

  Robert A. Mancini           Vice President

  Todd Mann                   Vice President

  Silvia Manz                 Vice President

  Russell B. Martin           Vice President

  Nicola Meotti               Vice President

  Yuji Mihashi                Vice President

  David G. Mitchell           Vice President

  Thomas F. Monnerat          Vice President

  Paul S. Moyer               Vice President

  Juan Mujica                 Vice President

  Jennifer A. Mulhall         Vice President

  John F. Multhauf            Vice President

  Robert D. Nelms             Vice President

  Jamie A. Nieradka           Vice President

  Alex E. Pady                Vice President

  David D. Paich              Vice President

  Kimchu Perrington           Vice President

  Leo J. Peters IV            Vice President

  Jared M. Piche              Vice President

  Jeffrey Pietragallo         Vice President

  Joseph J. Proscia           Vice President

  Damien Ramondo              Vice President

  Carol H. Rappa              Vice President

  Jessie A. Reich             Vice President

  Lauryn A. Rivello           Vice President

  Patricia A. Roberts         Vice President

  Jennifer R. Rolf            Vice President

  Claudio Rondolini           Vice President

  Gregory M. Rosta            Vice President and
                              Assistant Secretary

  Kristin M. Seabold          Vice President

  Karen Sirett                Vice President

  John F. Skahan              Vice President

  Orlando Soler               Vice President

  Chang Min Song              Vice President

  Daniel L. Stack             Vice President

  Jason P. Stevens            Vice President

  Peter Stiefel               Vice President

  Sharon Su                   Vice President

  Atsuko Takeuchi             Vice President

  Scott M. Tatum              Vice President

  Laura L. Tocchet            Vice President

  Louis L. Tousignant         Vice President

  Ming (Ming Kai) Tung        Vice President

  Christian B. Verlingo       Vice President

  Wendy Weng                  Vice President

  Stephen M. Woetzel          Vice President

  Chapman Tsan Man Wong       Vice President

  Yoshinari Yagi              Vice President

  Isabella (Hsin-I) Yen       Vice President

  Oscar Zarazua               Vice President

  Martin J. Zayac             Vice President

  Constantin L. Andreae       Assistant Vice President

  Steven D. Barbesh           Assistant Vice President

  Corey S. Beckerman          Assistant Vice President

  Claudio Roberto Bello       Assistant Vice President

  Robert A. Brazofsky         Assistant Vice President

  James M. Broderick          Assistant Vice President

  Christopher J. Carrelha     Assistant Vice President

  Mikhail Cheskis             Assistant Vice President

  Daisy (Sze Kie) Chung       Assistant Vice President

  Francesca Dattola           Assistant Vice President

  Kevin M. Dausch             Assistant Vice President

  Marc J. Della Pia           Assistant Vice President

  Arend J. Elston             Assistant Vice President

  Robert A. Fiorentino        Assistant Vice President

  Friederike Grote            Assistant Vice President

  Joseph Haag                 Assistant Vice President

  Brian M. Horvath            Assistant Vice President

  Sylvia Hsu                  Assistant Vice President

  Isabelle Husson             Assistant Vice President

  Joseph D. Kearney           Assistant Vice President

  Charlie Kim                 Assistant Vice President

  Junko Kimura                Assistant Vice President

  Edward G. Lamsback          Assistant Vice President

  Jim Liu                     Assistant Vice President

  Mark J. Maier               Assistant Vice President

  Matthew J. Malvey           Assistant Vice President

  Rachel A. Moon              Assistant Vice President

  Nora E. Murphy              Assistant Vice President

  Julie A. Parker             Assistant Vice President

  Brian W. Paulson            Assistant Vice President

  Pablo Perez                 Assistant Vice President

  Anthony W. Piccola          Assistant Vice President

  Mark A. Quarno              Assistant Vice President

  Jennifer B. Robinson        Assistant Vice President

  Richard A. Schwam           Assistant Vice President

  Nicholas A. Semko           Assistant Vice President

  Michael J. Shavel           Assistant Vice President

  Chizu Soga                  Assistant Vice President

  Michiyo Tanaka              Assistant Vice President

  Miyako Taniguchi            Assistant Vice President

  Laurence Vandecasteele      Assistant Vice President

  Annabelle C. Watson         Assistant Vice President

  William Wielgolewski        Assistant Vice President

  Colin T. Burke              Assistant Secretary



      (c)   Not Applicable.

ITEM 33. Location of Accounts and Records.

      The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., 500 Plaza Drive, Secaucus, NJ 07094 and at the offices of State Street Bank and Trust Company, the Registrant's custodian, One Lincoln Street, Boston, MA 02111. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

ITEM 34. Management Services.

      Not applicable.

ITEM 35. Undertakings.

      The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                              ********************

                                     Notice

      A copy of the Agreement and Declaration of Trust of AllianceBernstein Trust (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers and shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 28th day of August, 2012.


                                                   THE ALLIANCEBERNSTEIN TRUST

                                                   By:  Robert M. Keith*
                                                        ---------------
                                                        Robert M. Keith
                                                        President


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                     TITLE                   DATE
---------                                     -----                   ----

(1)      PRINCIPAL
         EXECUTIVE OFFICER


         Robert M. Keith*              President and Chief     August 28, 2012
         ---------------               Executive Officer
         Robert M. Keith


(2)      PRINCIPAL FINANCIAL
         AND ACCOUNTING OFFICER:


         /s/  Joseph J. Mantineo       Treasurer and Chief     August 28, 2012
              ------------------       Financial Officer
              Joseph J. Mantineo


ALL OF THE TRUSTEES:

         John H. Dobkin*
         Michael J. Downey*
         William H. Foulk, Jr.*
         D. James Guzy*
         Robert M. Keith*
         Nancy P. Jacklin*
         Garry L. Moody*
         Marshall C. Turner, Jr.*
         Earl D. Weiner*


*By:     /s/ Stephen J. Laffey                                 August 28, 2012
             ------------------
             Stephen J. Laffey
             As Attorney-in-Fact

                               Index to Exhibits


Exhibit No.                  Description of Exhibits







SK 00250 0113 1311912